 Nationwide(R) VLI
Separate Account-4
   June 30, 2004

[LOGO] The BEST
       of AMERICA(R)
       America's FUTURE Life Series(SM)

                                                                            2004

                                                              Semi-Annual Report

--------------------------------------------------------------------------------

                                                     [LOGO] Nationwide(R)

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

VLOB-0161-6/04

                              [LOGO] Nationwide(R)

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide VLI Separate Account-4.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                               /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                August 16, 2004

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 50. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund subaccount during the period reported.

Notes to Financial Statements, beginning on page 43, provide further disclosures about the variable account and its underlying contract provisions.

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                       NATIONWIDE VLI SEPARATE ACCOUNT-4
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                  (UNAUDITED)

Assets:
   Investments at fair value:

      AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
         466,223 shares (cost $4,949,600) ......................................................    $  5,231,016
      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         26,684 shares (cost $547,770) .........................................................         579,561
      AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
         197,392 shares (cost $2,554,409) ......................................................       2,645,053
      AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)
         15,405 shares (cost $253,870) .........................................................         262,495
      Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlGrIncA)
         607,607 shares (cost $12,646,631) .....................................................      13,543,559
      Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A (AlSmCapVA)
         87,619 shares (cost $1,290,110) .......................................................       1,327,415
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         4,207,131 shares (cost $23,669,182) ...................................................      28,566,419
      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         249,536 shares (cost $2,580,922) ......................................................       2,550,251
      American Century VP - International Fund - Class I (ACVPInt)
         8,150,237 shares (cost $47,541,354) ...................................................      53,302,546
      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         457,325 shares (cost $4,122,343) ......................................................       4,408,606
      American Century VP - Value Fund - Class I (ACVPVal)
         7,694,769 shares (cost $52,017,498) ...................................................      62,558,469
      Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)
         391,629 shares (cost $8,314,232) ......................................................       9,218,932
      Calvert Social Equity Portfolio (CVSSEP)
         6,618 shares (cost $105,056) ..........................................................         106,345
      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         78,214 shares (cost $635,646) .........................................................         796,217
      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         181,138 shares (cost $1,430,621) ......................................................       1,619,374
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         396,714 shares (cost $4,640,540) ......................................................       4,931,148
      Dreyfus GVIT International Value Fund - Class I (DryGVITIntVal)
         105,000 shares (cost $1,434,112) ......................................................       1,468,948
      Dreyfus IP - Mid Cap Stock Portfolio - Service Shares (DryMidCapStS)
         45,494 shares (cost $722,917) .........................................................         744,276
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         1,073,862 shares (cost $13,871,246) ...................................................      15,420,650
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         673,332 shares (cost $16,803,169) .....................................................      16,456,221
      Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)
         12,474,916 shares (cost $340,277,848) .................................................     363,893,285
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         884,982 shares (cost $28,197,093) .....................................................      31,036,289
      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         18,504 shares (cost $710,750) .........................................................         722,946
      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         1,830,391 shares (cost $23,867,721) ...................................................      26,668,784

      Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
         11,641 shares (cost $208,508) .........................................................   $    225,357
      Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
         32,595 shares (cost $173,457) .........................................................        179,923
      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         8,107,610 shares (cost $92,174,305) ...................................................     91,291,687
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         3,932,417 shares (cost $80,965,245) ...................................................     92,293,826
      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         3,665,679 shares (cost $113,821,243) ..................................................    114,772,388
      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         3,834,887 shares (cost $23,446,885) ...................................................     24,543,271
      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         2,402,697 shares (cost $33,392,407) ...................................................     37,289,857
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         4,584,875 shares (cost $92,363,535) ...................................................    112,054,331
      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
         147,069 shares (cost $1,890,435) ......................................................      1,858,942
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         1,100,271 shares (cost $15,782,851) ...................................................     16,724,113
      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
         153,394 shares (cost $3,830,973) ......................................................      3,923,800
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         457,971 shares (cost $5,794,019) ......................................................      5,976,514
      Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
         344,706 shares (cost $5,590,979) ......................................................      5,756,580
      Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
         117,037 shares (cost $1,491,469) ......................................................      1,632,656
      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         917,335 shares (cost $10,318,618) .....................................................     11,567,593
      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)
         205,992 shares (cost $2,538,217) ......................................................      2,626,396
      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         819,864 shares (cost $7,174,628) ......................................................      8,493,783
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         3,818,924 shares (cost $50,000,013) ...................................................     59,498,824
      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         954,216 shares (cost $9,852,758) ......................................................      9,208,177
      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         4,062,794 shares (cost $31,957,371) ...................................................     31,933,555
      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         239,054 shares (cost $2,822,661) ......................................................      2,811,274
      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         452,056 shares (cost $4,714,280) ......................................................      4,755,619
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,642,854 shares (cost $6,257,152) ....................................................      6,144,272
      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         88,347 shares (cost $810,840) .........................................................        848,130
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         12,223,940 shares (cost $149,212,681) .................................................    140,208,590
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,469,940 shares (cost $13,723,000) ...................................................     15,052,178
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         836,191 shares (cost $8,203,497) ......................................................      8,997,413
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         571,344 shares (cost $5,775,081) ......................................................      5,867,697
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         2,372,728 shares (cost $23,501,615) ...................................................     25,340,736
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         2,360,861 shares (cost $23,100,791) ...................................................     25,544,508

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         1,149,496 shares (cost $11,513,320) ...................................................   $ 12,069,700
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         246,664 shares (cost $1,567,154) ......................................................      1,546,580
      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         2,040,116 shares (cost $17,279,036) ...................................................     19,279,093
      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         747,190 shares (cost $13,475,889) .....................................................     17,065,809
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         152,161,322 shares (cost $152,161,322) ................................................    152,161,322
      Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5)
         288,592,003 shares (cost $288,592,003) ................................................    288,592,003
      Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
         21,895,276 shares (cost $201,720,397) .................................................    228,586,672
      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         45,778 shares (cost $544,225) .........................................................        563,983
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         1,609,263 shares (cost $19,824,299) ...................................................     21,596,304
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         7,074,780 shares (cost $67,922,670) ...................................................     86,241,561
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         3,623,887 shares (cost $65,175,218) ...................................................     84,110,398
      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         367,687 shares (cost $3,915,008) ......................................................      3,882,772
      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         1,984,415 shares (cost $19,066,852) ...................................................     19,050,384
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         376,731 shares (cost $2,835,649) ......................................................      3,473,459
      Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
         1,947,950 shares (cost $25,439,373) ...................................................     28,751,737
      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         302,827 shares (cost $7,037,822) ......................................................      7,295,092
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         1,849,740 shares (cost $35,122,414) ...................................................     40,472,309
      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         4,178,601 shares (cost $13,589,678) ...................................................     14,625,103
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         1,598,719 shares (cost $31,286,786) ...................................................     36,131,045
      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
         10,666 shares (cost $138,853) .........................................................        141,746
      MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
         166,397 shares (cost $1,456,669) ......................................................      1,485,924
      MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
         54,019 shares (cost $563,421) .........................................................        588,801
      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         101,759 shares (cost $1,267,054) ......................................................      1,332,023
      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         873,297 shares (cost $10,155,263) .....................................................     12,723,934
      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         193,586 shares (cost $2,563,641) ......................................................      2,555,333
      Neuberger Berman AMT - Mid Cap Growth Portfolio (NBAMTMCGr)
         2,306,046 shares (cost $30,059,612) ...................................................     38,003,622
      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         925,848 shares (cost $12,156,150) .....................................................     15,026,500
      Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRes)
         21,973 shares (cost $264,878) .........................................................        276,629

      One Group(R) IT - Mid Cap Growth Portfolio (OGMidCapGr)
         163,453 shares (cost $2,480,071) ......................................................   $    2,708,414
      One Group(R) IT - Mid Cap Value Portfolio (OGMidCapV)
         128,254 shares (cost $1,806,709) ......................................................        1,871,212
      Oppenheimer VA Aggressive Growth Fund - Initial Class (OppAggGro)
         1,490,611 shares (cost $49,360,552) ...................................................       60,235,582
      Oppenheimer VA Capital Appreciation Fund - Initial Class (OppCapAp)
         3,812,939 shares (cost $125,023,549) ..................................................      135,016,165
      Oppenheimer VA Global Securities Fund - Initial Class (OppGlSec)
         1,897,320 shares (cost $41,474,098) ...................................................       48,552,402
      Oppenheimer VA High Income Fund - Initial Class (OppHighInc)
         182,359 shares (cost $1,501,906) ......................................................        1,497,164
      Oppenheimer VA Main Street(R) Fund - Initial Class (OppMSFund)
         2,208,840 shares (cost $38,455,340) ...................................................       43,138,646
      Oppenheimer VA Main Street(R) Small Cap Fund - Initial Class (OppMSSmCap)
         90,405 shares (cost $1,227,348) .......................................................        1,281,030
      PIMCO VIT - Low Duration Portfolio - Administrative Shares (PIMLowDur)
         5,392,994 shares (cost $55,451,492) ...................................................       55,332,112
      PIMCO VIT - Real Return Portfolio - Administrative Shares (PIMRealRet)
         958,217 shares (cost $12,024,756) .....................................................       12,073,529
      PIMCO VIT - Total Return Portfolio - Administrative Shares (PIMTotRet)
         5,502,065 shares (cost $57,305,234) ...................................................       56,726,290
      Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)
         1,086,032 shares (cost $12,517,248) ...................................................       12,076,670
      Putnam VT - Discovery Growth Fund - IB Shares (PVTDiscGro)
         8,560 shares (cost $218,799) ..........................................................          225,103
      Putnam VT - Growth & Income Fund - IB Shares (PVTGroInc)
         19,153 shares (cost $430,520) .........................................................          454,682
      Putnam VT - International Equity Fund - IB Shares (PVTIntEq)
         78,440 shares (cost $964,344) .........................................................        1,004,805
      Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)
         1,934,418 shares (cost $20,804,265) ...................................................       22,323,178
      Strong Opportunity Fund II, Inc. (StOpp2)
         1,677,858 shares (cost $26,290,323) ...................................................       34,664,537
      T. Rowe Price Equity Income Portfolio II (TRPEI2)
         1,809,032 shares (cost $34,199,044) ...................................................       37,682,125
      T. Rowe Price Mid Cap Growth Fund II (TRowMidCap2)
         1,433,161 shares (cost $27,966,257) ...................................................       30,569,303
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         710,908 shares (cost $6,890,840) ......................................................        8,388,706
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         468,456 shares (cost $6,368,706) ......................................................        7,139,255
      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
         28,946 shares (cost $334,113) .........................................................          336,640
      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         1,179,783 shares (cost $9,855,240) ....................................................       10,323,098
      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         389,733 shares (cost $3,154,261) ......................................................        3,593,333
      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         2,630,112 shares (cost $35,441,563) ...................................................       43,922,868
                                                                                                   --------------
            Total Investments ..................................................................    3,284,247,482
   Accounts Receivable .........................................................................           64,790
                                                                                                   --------------
            Total Assets .......................................................................    3,284,312,272
Accounts Payable ...............................................................................               --
                                                                                                   --------------
Contract Owners Equity (note 7) ................................................................   $3,284,312,272
                                                                                                   ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                         Total       AIMBValue   AIMCapAp   AIMCapDev
                                                     -------------   ---------   --------   ---------
Investment activity:
   Reinvested dividends ..........................   $  24,993,883          --         --         --
   Mortality and expense risk charges (note 3) ...      (2,636,633)     (3,401)       (66)      (901)
                                                     -------------    --------    -------    -------
      Net investment income (loss) ...............      22,357,250      (3,401)       (66)      (901)
                                                     -------------    --------    -------    -------

   Proceeds from mutual fund shares sold .........     471,944,440     438,002     30,830     69,984
   Cost of mutual fund shares sold ...............    (450,682,237)   (375,190)   (26,983)   (65,076)
                                                     -------------    --------    -------    -------
      Realized gain (loss) on investments ........      21,262,203      62,812      3,847      4,908
   Change in unrealized gain (loss)
      on investments .............................      37,034,082     121,073      6,369     71,672
                                                     -------------    --------    -------    -------
      Net gain (loss) on investments .............      58,296,285     183,885     10,216     76,580
                                                     -------------    --------    -------    -------
   Reinvested capital gains ......................       5,323,432          --         --         --
                                                     -------------    --------    -------    -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  85,976,967     180,484     10,150     75,679
                                                     =============    ========    =======    =======

                                                     AIMIntGr    AlGrIncA   AlSmCapVA    ACVPIncGr
                                                     --------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................        --      119,415      1,855       396,135
   Mortality and expense risk charges (note 3) ...       (46)     (15,090)      (207)      (12,662)
                                                       -----    ---------   --------    ----------
      Net investment income (loss) ...............       (46)     104,325      1,648       383,473
                                                       -----    ---------   --------    ----------

   Proceeds from mutual fund shares sold .........        40    1,019,433    240,734     2,362,998
   Cost of mutual fund shares sold ...............       (40)    (766,772)  (212,223)   (2,306,049)
                                                       -----    ---------   --------    ----------
      Realized gain (loss) on investments ........        --      252,661     28,511        56,949
   Change in unrealized gain (loss)
      on investments .............................     8,625      (71,134)     7,262       848,610
                                                       -----    ---------   --------    ----------
      Net gain (loss) on investments .............     8,625      181,527     35,773       905,559
                                                       -----    ---------   --------    ----------
   Reinvested capital gains ......................        --           --     23,850            --
                                                       -----    ---------   --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     8,579      285,852     61,271     1,289,032
                                                       =====    =========   ========    ==========

                                                     ACVPInflaPro     ACVPInt      ACVPUltra     ACVPVal
                                                     ------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................    $  33,080         306,685           --      594,425
   Mortality and expense risk charges (note 3) ...          (87)        (48,320)      (4,158)     (31,011)
                                                      ---------     -----------   ----------   ----------
      Net investment income (loss) ...............       32,993         258,365       (4,158)     563,414
                                                      ---------     -----------   ----------   ----------

   Proceeds from mutual fund shares sold .........      724,118      18,779,256    1,429,341    6,673,530
   Cost of mutual fund shares sold ...............     (705,028)    (15,463,406)  (1,289,607)  (5,048,061)
                                                      ---------     -----------   ----------   ----------
      Realized gain (loss) on investments ........       19,090       3,315,850      139,734    1,625,469
   Change in unrealized gain (loss)
      on investments .............................      (47,195)     (2,249,085)      48,028      877,646
                                                      ---------     -----------   ----------   ----------
      Net gain (loss) on investments .............      (28,105)      1,066,765      187,762    2,503,115
                                                      ---------     -----------   ----------   ----------
   Reinvested capital gains ......................        1,235              --           --      461,103
                                                      ---------     -----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $   6,123       1,325,130      183,604    3,527,632
                                                      =========     ===========   ==========   ==========

                                                     BCFTCpAsset    CVSSEP    CSGPVen   CSIntFoc
                                                     -----------   -------   --------   --------
Investment activity:
   Reinvested dividends ..........................         --          --         --         --
   Mortality and expense risk charges (note 3) ...      (8,409)       (149)      (327)      (228)
                                                      --------     -------   --------   --------
      Net investment income (loss) ...............      (8,409)       (149)      (327)      (228)
                                                      --------     -------   --------   --------

   Proceeds from mutual fund shares sold .........     359,807      39,800    159,671    277,582
   Cost of mutual fund shares sold ...............    (264,189)    (37,706)  (169,009)  (250,466)
                                                      --------     -------   --------   --------
      Realized gain (loss) on investments ........      95,618       2,094     (9,338)    27,116
   Change in unrealized gain (loss)
      on investments .............................     474,857        (488)    69,912     (3,970)
                                                      --------     -------   --------   --------
      Net gain (loss) on investments .............     570,475       1,606     60,574     23,146
                                                      --------     -------   --------   --------
   Reinvested capital gains ......................          --          --         --         --
                                                      --------     -------   --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     562,066       1,457     60,247     22,918
                                                      ========     =======   ========   ========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      CSLCapV    DryGVITIntVal   DryEuroEq   DryMidCapStS
                                                     ---------   -------------   ---------   ------------
Investment activity:
   Reinvested dividends ..........................   $      --       21,512          --               45
   Mortality and expense risk charges (note 3) ...      (1,762)         (60)         --           (1,312)
                                                     ---------     --------         ---       ----------
      Net investment income (loss) ...............      (1,762)      21,452          --           (1,267)
                                                     ---------     --------         ---       ----------

   Proceeds from mutual fund shares sold .........     274,262      396,662          --        1,878,459
   Cost of mutual fund shares sold ...............    (288,708)    (362,836)         --       (1,846,146)
                                                     ---------     --------         ---       ----------
      Realized gain (loss) on investments ........     (14,446)      33,826          --           32,313
   Change in unrealized gain (loss) on
      investments ................................     106,864       12,004          --            5,126
                                                     ---------     --------         ---       ----------
      Net gain (loss) on investments .............      92,418       45,830          --           37,439
                                                     ---------     --------         ---       ----------
   Reinvested capital gains ......................          --           --          --               --
                                                     ---------     --------         ---       ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  90,656       67,282          --           36,172
                                                     =========     ========         ===       ==========

                                                     DrySmCapIxS   DrySRGro     DryStkIx      DryVIFApp
                                                     -----------   --------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................           --       1,002      2,396,433        8,741
   Mortality and expense risk charges (note 3) ...       (8,523)     (2,958)      (283,069)     (24,761)
                                                      ---------    --------    -----------   ----------
      Net investment income (loss) ...............       (8,523)     (1,956)     2,113,364      (16,020)
                                                      ---------    --------    -----------   ----------

   Proceeds from mutual fund shares sold .........    1,278,307     701,752     24,684,151    4,327,395
   Cost of mutual fund shares sold ...............     (884,318)   (926,896)   (29,479,279)  (4,262,843)
                                                      ---------    --------    -----------   ----------
      Realized gain (loss) on investments ........      393,989    (225,144)    (4,795,128)      64,552
   Change in unrealized gain (loss)
      on investments .............................      759,979     659,677     13,867,590      569,652
                                                      ---------    --------    -----------   ----------
      Net gain (loss) on investments .............    1,153,968     434,533      9,072,462      634,204
                                                      ---------    --------    -----------   ----------
   Reinvested capital gains ......................       20,169          --             --           --
                                                      ---------    --------    -----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    1,165,614     432,577     11,185,826      618,184
                                                      =========    ========    ===========   ==========

                                                     DryVIFDevLd   DryVIFIntVal   FedAmLead   FedCapAp
                                                     -----------   ------------   ---------   --------
Investment activity:
   Reinvested dividends ..........................     $     --         54,278       2,635        765
   Mortality and expense risk charges (note 3) ...          (84)       (31,291)        (38)       (43)
                                                       --------     ----------     -------    -------
      Net investment income (loss) ...............          (84)        22,987       2,597        722
                                                       --------     ----------     -------    -------

   Proceeds from mutual fund shares sold .........       81,003      2,676,121      19,838     12,924
   Cost of mutual fund shares sold ...............      (71,700)    (2,081,708)    (17,043)   (11,430)
                                                       --------     ----------     -------    -------
      Realized gain (loss) on investments ........        9,303        594,413       2,795      1,494
   Change in unrealized gain (loss) on
      investments ................................        2,208      1,126,565         (59)      (292)
                                                       --------     ----------     -------    -------
      Net gain (loss) on investments .............       11,511      1,720,978       2,736      1,202
                                                       --------     ----------     -------    -------
   Reinvested capital gains ......................           --             --          --         --
                                                       --------     ----------     -------    -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $ 11,427      1,743,965       5,333      1,924
                                                       ========     ==========     =======    =======

                                                      FedQualBd    FidVIPEIS    FidVIPGrS     FidVIPHIS
                                                     ----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................    3,576,416    1,266,829       180,204    2,135,602
   Mortality and expense risk charges (note 3) ...      (83,042)     (65,125)      (76,698)     (12,574)
                                                     ----------   ----------   -----------   ----------
      Net investment income (loss) ...............    3,493,374    1,201,704       103,506    2,123,028
                                                     ----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold .........    7,655,802    8,085,138    10,381,799    4,828,282
   Cost of mutual fund shares sold ...............   (7,326,727)  (7,546,147)  (14,295,335)  (4,127,267)
                                                     ----------   ----------   -----------   ----------
      Realized gain (loss) on investments ........      329,075      538,991    (3,913,536)     701,015
   Change in unrealized gain (loss) on
      investments ................................   (4,783,680)     873,758     5,273,354   (2,704,875)
                                                     ----------   ----------   -----------   ----------
      Net gain (loss) on investments .............   (4,454,605)   1,412,749     1,359,818   (2,003,860)
                                                     ----------   ----------   -----------   ----------
   Reinvested capital gains ......................      784,977      320,433            --           --
                                                     ----------   ----------   -----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (176,254)   2,934,886     1,463,324      119,168
                                                     ==========   ==========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      FidVIPOvS    FidVIPConS   FidVIPIGBdS   FidVIPGrOpS
                                                     -----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................   $   359,719      255,595        35,185       78,277
   Mortality and expense risk charges (note 3) ...       (24,528)     (72,134)         (157)      (6,594)
                                                     -----------   ----------    ----------   ----------
      Net investment income (loss) ...............       335,191      183,461        35,028       71,683
                                                     -----------   ----------    ----------   ----------

   Proceeds from mutual fund shares sold .........     3,449,264    3,879,750     1,129,271    1,991,829
   Cost of mutual fund shares sold ...............    (2,695,552)  (3,557,430)   (1,171,199)  (2,383,166)
                                                     -----------   ----------    ----------   ----------
      Realized gain (loss) on investments ........       753,712      322,320       (41,928)    (391,337)
   Change in unrealized gain (loss)
      on investments .............................      (915,455)   5,823,124       (42,687)     516,898
                                                     -----------   ----------    ----------   ----------
      Net gain (loss) on investments .............      (161,743)   6,145,444       (84,615)     125,561
                                                     -----------   ----------    ----------   ----------
   Reinvested capital gains ......................            --           --        24,872           --
                                                     -----------   ----------    ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   173,448    6,328,905       (24,715)     197,244
                                                     ===========   ==========    ==========   ==========

                                                     FidVIPMCapS   FidVIPValS   FrVIPRisDiv   FTVIPSmCpVal
                                                     -----------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................           --            --      39,049         4,277
   Mortality and expense risk charges (note 3) ...         (329)       (2,716)       (670)         (130)
                                                      ---------    ----------    --------       -------
      Net investment income (loss) ...............         (329)       (2,716)     38,379         4,147
                                                      ---------    ----------    --------       -------

   Proceeds from mutual fund shares sold .........    1,055,527     1,777,954     815,139        79,360
   Cost of mutual fund shares sold ...............     (955,046)   (1,446,045)   (714,528)      (72,181)
                                                      ---------    ----------    --------       -------
      Realized gain (loss) on investments ........      100,481       331,909     100,611         7,179
   Change in unrealized gain (loss)
      on investments .............................       (5,931)     (175,744)    (12,282)       96,143
                                                      ---------    ----------    --------       -------
      Net gain (loss) on investments .............       94,550       156,165      88,329       103,322
                                                      ---------    ----------    --------       -------
   Reinvested capital gains ......................           --        11,920      70,159            --
                                                      ---------    ----------    --------       -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       94,221       165,369     196,867       107,469
                                                      =========    ==========    ========       =======

                                                     FrVIPForSec2   FrVIPForSec    GVITCVal    GVITDMidCapI
                                                     ------------   -----------   ----------   ------------
Investment activity:
   Reinvested dividends ..........................     $ 123,167       27,533         49,010       137,193
   Mortality and expense risk charges (note 3) ...       (13,672)        (250)        (3,665)      (46,180)
                                                       ---------     --------     ----------    ----------
      Net investment income (loss) ...............       109,495       27,283         45,345        91,013
                                                       ---------     --------     ----------    ----------

   Proceeds from mutual fund shares sold .........       474,269      251,252      1,503,860     4,750,334
   Cost of mutual fund shares sold ...............      (332,155)    (225,799)    (1,107,185)   (4,090,548)
                                                       ---------     --------     ----------    ----------
      Realized gain (loss) on investments ........       142,114       25,453        396,675       659,786
   Change in unrealized gain (loss)
      on investments .............................        67,734       10,910       (106,131)    2,178,512
                                                       ---------     --------     ----------    ----------
      Net gain (loss) on investments .............       209,848       36,363        290,544     2,838,298
                                                       ---------     --------     ----------    ----------
   Reinvested capital gains ......................            --           --             --            --
                                                       ---------     --------     ----------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $ 319,343       63,646        335,889     2,929,311
                                                       =========     ========     ==========    ==========

                                                     GVITEmMrkts    GVITFHiInc   GVITGlFin1   GVITGlHlth
                                                     -----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................        5,166      1,257,826       17,024          --
   Mortality and expense risk charges (note 3) ...       (5,841)       (22,643)      (2,309)     (2,024)
                                                     ----------    -----------    ---------    --------
      Net investment income (loss) ...............         (675)     1,235,183       14,715      (2,024)
                                                     ----------    -----------    ---------    --------

   Proceeds from mutual fund shares sold .........    4,742,003     12,089,601    1,129,285     565,655
   Cost of mutual fund shares sold ...............   (3,849,715)   (11,115,331)    (964,266)   (550,316)
                                                     ----------    -----------    ---------    --------
      Realized gain (loss) on investments ........      892,288        974,270      165,019      15,339
   Change in unrealized gain (loss)
      on investments .............................   (1,702,775)    (1,604,175)     (97,294)    170,285
                                                     ----------    -----------    ---------    --------
      Net gain (loss) on investments .............     (810,487)      (629,905)      67,725     185,624
                                                     ----------    -----------    ---------    --------
   Reinvested capital gains ......................       58,542             --       24,245      17,645
                                                     ----------    -----------    ---------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (752,620)       605,278      106,685     201,245
                                                     ==========    ===========    =========    ========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      GVITGlTech   GVITGlUtl1    GVITGvtBd    GVITGrowth
                                                     -----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................   $        --       5,501      5,044,167        8,440
   Mortality and expense risk charges (note 3) ...        (4,651)       (566)      (170,345)      (1,530)
                                                     -----------    --------    -----------   ----------
      Net investment income (loss) ...............        (4,651)      4,935      4,873,822        6,910
                                                     -----------    --------    -----------   ----------

   Proceeds from mutual fund shares sold .........     3,295,426     544,471     34,226,705    1,026,152
   Cost of mutual fund shares sold ...............    (2,485,742)   (476,366)   (32,955,580)  (1,362,130)
                                                     -----------    --------    -----------   ----------
      Realized gain (loss) on investments ........       809,684      68,105      1,271,125     (335,978)
   Change in unrealized gain (loss) on
      investments ................................      (744,593)    (18,460)    (8,962,021)     729,708
                                                     -----------    --------    -----------   ----------
      Net gain (loss) on investments .............        65,091      49,645     (7,690,896)     393,730
                                                     -----------    --------    -----------   ----------
   Reinvested capital gains ......................            --          --      2,833,814           --
                                                     -----------    --------    -----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $    60,440      54,580         16,740      400,640
                                                     ===========    ========    ===========   ==========

                                                     GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                                                     ---------   ---------   ---------   ------------
Investment activity:
   Reinvested dividends ..........................      34,419      57,360     165,678       132,381
   Mortality and expense risk charges (note 3) ...      (1,732)     (2,267)    (10,968)       (8,978)
                                                      --------    --------    --------      --------
      Net investment income (loss) ...............      32,687      55,093     154,710       123,403
                                                      --------    --------    --------      --------

   Proceeds from mutual fund shares sold .........     353,946     624,122     171,227       454,808
   Cost of mutual fund shares sold ...............    (266,342)   (595,539)   (145,866)     (348,891)
                                                      --------    --------    --------      --------
      Realized gain (loss) on investments ........      87,604      28,583      25,361       105,917
   Change in unrealized gain (loss) on
      investments ................................      85,464     (61,251)    181,603       254,763
                                                      --------    --------    --------      --------
      Net gain (loss) on investments .............     173,068     (32,668)    206,964       360,680
                                                      --------    --------    --------      --------
   Reinvested capital gains ......................      75,136      23,165      82,824       113,967
                                                      --------    --------    --------      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     280,891      45,590     444,498       598,050
                                                      ========    ========    ========      ========

                                                     GVITIDModCon   GVITIntGro    GVITJPBal   GVITSMdCpGr
                                                     ------------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................    $ 103,973             --      163,904            --
   Mortality and expense risk charges (note 3) ...       (6,002)          (938)     (10,527)       (7,002)
                                                      ---------     ----------   ----------    ----------
      Net investment income (loss) ...............       97,971           (938)     153,377        (7,002)
                                                      ---------     ----------   ----------    ----------

   Proceeds from mutual fund shares sold .........      897,318      1,648,310    3,817,367     3,234,416
   Cost of mutual fund shares sold ...............     (798,781)    (1,400,116)  (3,701,679)   (2,676,316)
                                                      ---------     ----------   ----------    ----------
      Realized gain (loss) on investments ........       98,537        248,194      115,688       558,100
   Change in unrealized gain (loss) on
      investments ................................     (103,845)      (237,811)      56,325       519,643
                                                      ---------     ----------   ----------    ----------
      Net gain (loss) on investments .............       (5,308)        10,383      172,013     1,077,743
                                                      ---------     ----------   ----------    ----------
   Reinvested capital gains ......................       51,060             --           --            --
                                                      ---------     ----------   ----------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $ 143,723          9,445      325,390     1,070,741
                                                      =========     ==========   ==========    ==========

                                                      GVITMyMkt     GVITMyMkt5   GVITNWFund   GVITLead
                                                     -----------   -----------   ----------   --------
Investment activity:
   Reinvested dividends ..........................       375,175       824,189    1,164,600         --
   Mortality and expense risk charges (note 3) ...       (53,538)     (367,296)     (99,723)      (256)
                                                     -----------   -----------   ----------   --------
      Net investment income (loss) ...............       321,637       456,893    1,064,877       (256)
                                                     -----------   -----------   ----------   --------

   Proceeds from mutual fund shares sold .........    48,057,078    92,794,047    2,386,276    150,931
   Cost of mutual fund shares sold ...............   (48,057,078)  (92,794,047)  (2,329,533)  (142,532)
                                                     -----------   -----------   ----------   --------
      Realized gain (loss) on investments ........            --            --       56,743      8,399
   Change in unrealized gain (loss) on
      investments ................................            --            --    3,645,459      7,352
                                                     -----------   -----------   ----------   --------
      Net gain (loss) on investments .............            --            --    3,702,202     15,751
                                                     -----------   -----------   ----------   --------
   Reinvested capital gains ......................            --            --           --         --
                                                     -----------   -----------   ----------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       321,637       456,893    4,767,079     15,495
                                                     ===========   ===========   ==========   ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITNStrVal   GVITSmCapGr   GVITSmCapVal   GVITSmComp
                                                     -----------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................   $        --            --            --            --
   Mortality and expense risk charges (note 3) ...          (461)      (13,108)      (61,567)      (85,656)
                                                     -----------    ----------    ----------    ----------
      Net investment income (loss) ...............          (461)      (13,108)      (61,567)      (85,656)
                                                     -----------    ----------    ----------    ----------

   Proceeds from mutual fund shares sold .........     2,058,564     4,031,164     7,881,547    11,789,628
   Cost of mutual fund shares sold ...............    (1,569,246)   (2,956,326)   (6,575,198)   (9,903,746)
                                                     -----------    ----------    ----------    ----------
      Realized gain (loss) on investments ........       489,318     1,074,838     1,306,349     1,885,882
   Change in unrealized gain (loss)
      on investments .............................      (371,092)     (312,727)    3,085,994     3,554,243
                                                     -----------    ----------    ----------    ----------
      Net gain (loss) on investments .............       118,226       762,111     4,392,343     5,440,125
                                                     -----------    ----------    ----------    ----------
   Reinvested capital gains ......................            --            --            --            --
                                                     -----------    ----------    ----------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   117,765       749,003     4,330,776     5,354,469
                                                     ===========    ==========    ==========    ==========

                                                     GVITTGroFoc    GVITUSGro   GVITVKMultiSec   GVITWLead
                                                     -----------   ----------   --------------   ---------
Investment activity:
   Reinvested dividends ..........................            --           --        429,461            --
   Mortality and expense risk charges (note 3) ...          (307)      (1,796)       (20,776)         (582)
                                                      ----------   ----------     ----------      --------
      Net investment income (loss) ...............          (307)      (1,796)       408,685          (582)
                                                      ----------   ----------     ----------      --------

   Proceeds from mutual fund shares sold .........     1,425,362    4,354,878      5,096,750       584,785
   Cost of mutual fund shares sold ...............    (1,331,929)  (4,653,240)    (4,875,351)     (476,550)
                                                      ----------   ----------     ----------      --------
      Realized gain (loss) on investments ........        93,433     (298,362)       221,399       108,235
   Change in unrealized gain (loss)
      on investments .............................       (66,842)     170,067       (794,479)     (135,437)
                                                      ----------   ----------     ----------      --------
      Net gain (loss) on investments .............        26,591     (128,295)      (573,080)      (27,202)
                                                      ----------   ----------     ----------      --------
   Reinvested capital gains ......................            --      156,641             --            --
                                                      ----------   ----------     ----------      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................        26,284       26,550       (164,395)      (27,784)
                                                      ==========   ==========     ==========      ========

                                                     GSVITMidCap    JanBal     JanCapAp     JanGlTech
                                                     -----------   --------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $        --     46,766           --           --
   Mortality and expense risk charges (note 3) ...       (34,047)   (10,044)     (27,374)      (4,626)
                                                     -----------   --------   ----------   ----------
      Net investment income (loss) ...............       (34,047)    36,722      (27,374)      (4,626)
                                                     -----------   --------   ----------   ----------

   Proceeds from mutual fund shares sold .........     2,967,732    755,877    6,971,103    1,389,212
   Cost of mutual fund shares sold ...............    (2,145,800)  (707,333)  (6,537,974)  (1,835,575)
                                                     -----------   --------   ----------   ----------
      Realized gain (loss) on investments ........       821,932     48,544      433,129     (446,363)
   Change in unrealized gain (loss)
      on investments .............................     1,488,022     11,095    1,845,024      325,723
                                                     -----------   --------   ----------   ----------
      Net gain (loss) on investments .............     2,309,954     59,639    2,278,153     (120,640)
                                                     -----------   --------   ----------   ----------
   Reinvested capital gains ......................            --         --           --           --
                                                     -----------   --------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 2,275,907     96,361    2,250,779     (125,266)
                                                     ===========   ========   ==========   ==========

                                                      JanIntGro   JanRMgLgCap   MFSVITInvGrwI   MFSVITValIn
                                                     ----------   -----------   -------------   -----------
Investment activity:
   Reinvested dividends ..........................      179,645         952             --          2,758
   Mortality and expense risk charges (note 3) ...      (32,472)         (6)          (126)          (108)
                                                     ----------     -------        -------        -------
      Net investment income (loss) ...............      147,173         946           (126)         2,650
                                                     ----------     -------        -------        -------

   Proceeds from mutual fund shares sold .........    5,192,455      43,270         78,102         17,570
   Cost of mutual fund shares sold ...............   (3,769,736)    (38,138)       (71,846)       (15,141)
                                                     ----------     -------        -------        -------
      Realized gain (loss) on investments ........    1,422,719       5,132          6,256          2,429
   Change in unrealized gain (loss)
      on investments .............................   (1,952,898)       (453)         9,193          1,239
                                                     ----------     -------        -------        -------
      Net gain (loss) on investments .............     (530,179)      4,679         15,449          3,668
                                                     ----------     -------        -------        -------
   Reinvested capital gains ......................           --          --             --          8,181
                                                     ----------     -------        -------        -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (383,006)      5,625         15,323         14,499
                                                     ==========     =======        =======        =======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     NBAMTFasc   NBAMTGuard   NBAMTLMat    NBAMTMCGr
                                                     ---------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................   $      --           --          --           --
   Mortality and expense risk charges (note 3) ...      (1,146)      (7,742)       (108)     (20,492)
                                                     ---------   ----------    --------   ----------
      Net investment income (loss) ...............      (1,146)      (7,742)       (108)     (20,492)
                                                     ---------   ----------    --------   ----------

   Proceeds from mutual fund shares sold .........     208,252    3,100,741     951,984    6,201,487
   Cost of mutual fund shares sold ...............    (189,105)  (2,697,931)   (978,168)  (6,567,128)
                                                     ---------   ----------    --------   ----------
      Realized gain (loss) on investments ........      19,147      402,810     (26,184)    (365,641)
   Change in unrealized gain (loss)
      on investments .............................      36,140      168,235      17,685    3,114,767
                                                     ---------   ----------    --------   ----------
      Net gain (loss) on investments .............      55,287      571,045      (8,499)   2,749,126
                                                     ---------   ----------    --------   ----------
   Reinvested capital gains ......................          --           --          --           --
                                                     ---------   ----------    --------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  54,141      563,303      (8,607)   2,728,634
                                                     =========   ==========    ========   ==========

                                                      NBAMTPart   NBAMTSocRes   OGMidCapGr   OGMidCapV
                                                     ----------   -----------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................           --         --             --        6,684
   Mortality and expense risk charges (note 3) ...       (6,701)       (93)        (4,139)      (1,365)
                                                     ----------     ------       --------     --------
      Net investment income (loss) ...............       (6,701)       (93)        (4,139)       5,319
                                                     ----------     ------       --------     --------

   Proceeds from mutual fund shares sold .........    2,751,921      7,290        973,267      492,879
   Cost of mutual fund shares sold ...............   (2,471,325)    (6,548)      (717,450)    (441,995)
                                                     ----------     ------       --------     --------
      Realized gain (loss) on investments ........      280,596        742        255,817       50,884
   Change in unrealized gain (loss)
      on investments .............................      463,299      3,288       (101,376)      10,844
                                                     ----------     ------       --------     --------
      Net gain (loss) on investments .............      743,895      4,030        154,441       61,728
                                                     ----------     ------       --------     --------
   Reinvested capital gains ......................           --         --             --           --
                                                     ----------     ------       --------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      737,194      3,937        150,302       67,047
                                                     ==========     ======        =======     ========

                                                      OppAggGro     OppCapAp     OppGlSec    OppHighInc
                                                     -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $        --      403,980      558,445       75,680
   Mortality and expense risk charges (note 3) ...       (42,944)    (142,205)     (41,496)        (236)
                                                     -----------   ----------   ----------   ----------
      Net investment income (loss) ...............       (42,944)     261,775      516,949       75,444
                                                     -----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold .........     7,043,042    6,627,931    5,809,960    1,673,747
   Cost of mutual fund shares sold ...............    (7,236,128)  (7,106,870)  (3,757,351)  (1,659,307)
                                                     -----------   ----------   ----------   ----------
      Realized gain (loss) on investments ........      (193,086)    (478,939)   2,052,609       14,440
   Change in unrealized gain (loss)
      on investments .............................     5,679,073    2,999,220   (1,264,663)     (65,087)
                                                     -----------   ----------   ----------   ----------
      Net gain (loss) on investments .............     5,485,987    2,520,281      787,946      (50,647)
                                                     -----------   ----------   ----------   ----------
   Reinvested capital gains ......................            --           --           --           --
                                                     -----------   ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 5,443,043    2,782,056    1,304,895       24,797
                                                     ===========   ==========   ==========   ==========

                                                      OppMSFund   OppMSSmCap   PIMLowDur    PIMRealRet
                                                     ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................      348,741          --       247,252       38,864
   Mortality and expense risk charges (note 3) ...      (21,001)       (149)      (64,759)     (19,012)
                                                     ----------    --------    ----------   ----------
      Net investment income (loss) ...............      327,740        (149)      182,493       19,852
                                                     ----------    --------    ----------   ----------

   Proceeds from mutual fund shares sold .........    4,983,496     711,082     5,356,792    3,712,407
   Cost of mutual fund shares sold ...............   (4,854,234)   (585,710)   (5,372,706)  (3,639,861)
                                                     ----------    --------    ----------   ----------
      Realized gain (loss) on investments ........      129,262     125,372       (15,914)      72,546
   Change in unrealized gain (loss)
      on investments .............................      606,728     (57,413)     (123,485)       6,181
                                                     ----------    --------    ----------   ----------
      Net gain (loss) on investments .............      735,990      67,959      (139,399)      78,727
                                                     ----------    --------    ----------   ----------
   Reinvested capital gains ......................           --          --            --           --
                                                     ----------    --------    ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    1,063,730      67,810        43,094       98,579
                                                     ==========    ========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      PIMTotRet      PionHY     PVTDiscGro   PVTGroInc
                                                     -----------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................   $   465,548      344,071        477        5,746
   Mortality and expense risk charges (note 3) ...       (84,126)     (18,576)       (86)        (165)
                                                     -----------   ----------    -------      -------
      Net investment income (loss) ...............       381,422      325,495        391        5,581
                                                     -----------   ----------    -------      -------

   Proceeds from mutual fund shares sold .........     4,699,349    4,319,389     13,032       30,351
   Cost of mutual fund shares sold ...............    (4,632,837)  (4,166,969)   (11,725)     (26,432)
                                                     -----------   ----------    -------      -------
      Realized gain (loss) on investments ........        66,512      152,420      1,307        3,919
   Change in unrealized gain (loss) on
      investments ................................      (475,795)    (563,555)        92        3,484
                                                     -----------   ----------    -------      -------
      Net gain (loss) on investments .............      (409,283)    (411,135)     1,399        7,403
                                                     -----------   ----------    -------      -------
   Reinvested capital gains ......................            --           --         --           --
                                                     -----------   ----------    -------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   (27,861)     (85,640)     1,790       12,984
                                                     ===========   ==========    =======      =======

                                                     PVTIntEq   RCFMicroCap     StOpp2       TRPEI2
                                                     --------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................    13,693            --            --      187,843
   Mortality and expense risk charges (note 3) ...       (80)      (32,165)      (30,229)     (51,328)
                                                     -------     ---------    ----------   ----------
      Net investment income (loss) ...............    13,613       (32,165)      (30,229)     136,515
                                                     -------     ---------    ----------   ----------

   Proceeds from mutual fund shares sold .........    83,981     1,520,765     6,319,051    2,106,462
   Cost of mutual fund shares sold ...............   (76,792)     (954,656)   (6,149,897)  (1,604,871)
                                                     -------     ---------    ----------   ----------
      Realized gain (loss) on investments ........     7,189       566,109       169,154      501,591
   Change in unrealized gain (loss) on
      investments ................................   (16,438)       58,129     2,749,658      478,917
                                                     -------     ---------    ----------   ----------
      Net gain (loss) on investments .............    (9,249)      624,238     2,918,812      980,508
                                                     -------     ---------    ----------   ----------
   Reinvested capital gains ......................        --            --            --      159,494
                                                     -------     ---------    ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     4,364       592,073     2,888,583    1,276,517
                                                     =======     =========    ==========   ==========

                                                     TRowMidCap2   VEWrldEMkt    VEWrldHAs    VKoreFI
                                                     -----------   ----------   -----------   -------
Investment activity:
   Reinvested dividends ..........................   $        --      48,894        23,518        --
   Mortality and expense risk charges (note 3) ...       (37,396)     (3,053)       (4,110)     (272)
                                                     -----------   ---------    ----------    ------
      Net investment income (loss) ...............       (37,396)     45,841        19,408      (272)
                                                     -----------   ---------    ----------    ------

   Proceeds from mutual fund shares sold .........     2,737,607   1,396,365     1,802,832     6,629
   Cost of mutual fund shares sold ...............    (2,267,578)   (848,238)   (1,258,288)   (6,418)
                                                     -----------   ---------    ----------    ------
      Realized gain (loss) on investments ........       470,029     548,127       544,544       211
   Change in unrealized gain (loss) on
      investments ................................     1,406,852    (849,999)     (428,710)      624
                                                     -----------   ---------    ----------    ------
      Net gain (loss) on investments .............     1,876,881    (301,872)      115,834       835
                                                     -----------   ---------    ----------    ------
   Reinvested capital gains ......................            --          --            --        --
                                                     -----------   ---------    ----------    ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 1,839,485    (256,031)      135,242       563
                                                     ===========   =========    ==========    ======

                                                       VKEmMkt    VKMidCapG   VKUSRealEst
                                                     ----------   ---------   -----------
Investment activity:
   Reinvested dividends ..........................           --          --           --
   Mortality and expense risk charges (note 3) ...       (8,261)     (2,074)     (31,505)
                                                     ----------   ---------   ----------
      Net investment income (loss) ...............       (8,261)     (2,074)     (31,505)
                                                     ----------   ---------   ----------

   Proceeds from mutual fund shares sold .........    1,447,750   1,266,779    5,695,847
   Cost of mutual fund shares sold ...............   (1,168,254)   (905,168)  (4,583,980)
                                                     ----------   ---------   ----------
      Realized gain (loss) on investments ........      279,496     361,611    1,111,867
   Change in unrealized gain (loss) on
      investments ................................     (637,429)    (75,004)   1,549,627
                                                     ----------   ---------   ----------
      Net gain (loss) on investments .............     (357,933)    286,607    2,661,494
                                                     ----------   ---------   ----------
   Reinvested capital gains ......................           --          --           --
                                                     ----------   ---------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (366,194)    284,533    2,629,989
                                                     ==========   =========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         Total                 AIMBValue          AIMCapAp          AIMCapDev
                                           -----------------------------  ------------------  ---------------  ------------------
                                                2004            2003         2004      2003     2004    2003      2004      2003
                                           --------------  -------------  ---------  -------  -------  ------  ---------  -------
Investment activity:
   Net investment income (loss) .........  $   22,357,250     18,754,195     (3,401)    (955)     (66)     --       (901)     (52)
   Realized gain (loss) on investments ..      21,262,203    (90,428,721)    62,812       37    3,847     161      4,908      (54)
   Change in unrealized gain (loss) on
      investments .......................      37,034,082    277,866,202    121,073   68,008    6,369     395     71,672    7,263
   Reinvested capital gains .............       5,323,432        314,708         --       --       --      --         --       --
                                           --------------  -------------  ---------  -------  -------  ------  ---------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      85,976,967    206,506,384    180,484   67,090   10,150     556     75,679    7,157
                                           --------------  -------------  ---------  -------  -------  ------  ---------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     359,320,786    359,859,559    435,874  107,805   43,382  10,048    172,188    8,508
   Transfers between funds ..............              --             --  2,875,279   96,456  221,136  16,972  1,759,690   86,358
   Surrenders (note 6) ..................    (110,762,130)   (51,910,845)  (143,578)      --   (2,246)     --         16       --
   Death benefits (note 4) ..............      (2,398,253)    (1,032,050)      (491)      --       --      --        (30)      --
   Net policy repayments (loans)
      (note 5) ..........................      (5,111,478)    (8,256,578)   (20,854)      --      350      --    (10,159)      --
   Deductions for surrender charges
      (note 2d) .........................      (4,774,060)    (5,895,614)    (3,268)      --     (104)     --          1       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (67,930,756)   (68,477,330)   (87,689) (11,230) (25,736)   (138)   (32,217)    (275)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (2,286,916)    (1,727,218)    (2,319)     (17)    (861)    (15)    (1,291)      (1)
      MSP contracts .....................        (101,894)       (83,100)      (233)      --       (2)     --        (31)      --
      SL contracts ......................        (514,225)      (383,292)      (246)      --      (36)     --       (148)      --
                                           --------------  -------------  ---------  -------  -------  ------  ---------  -------
         Net equity transactions ........     165,441,074    222,093,532  3,052,475  193,014  235,883  26,867  1,888,019   94,590
                                           --------------  -------------  ---------  -------  -------  ------  ---------  -------

Net change in contract owners' equity ...     251,418,041    428,599,916  3,232,959  260,104  246,033  27,423  1,963,698  101,747
Contract owners' equity beginning of
   period ...............................   3,032,894,231  2,276,440,710  1,998,176  392,394  333,589      --    681,539      235
                                           --------------  -------------  ---------  -------  -------  ------  ---------  -------
Contract owners' equity end of period ...  $3,284,312,272  2,705,040,626  5,231,135  652,498  579,622  27,423  2,645,237  101,982
                                           ==============  =============  =========  =======  =======  ======  =========  =======

CHANGES IN UNITS:
   Beginning units ......................     274,276,875    245,162,666    152,240   39,881   26,916      --     51,345       24
                                           --------------  -------------  ---------  -------  -------  ------  ---------  -------
   Units purchased ......................      51,188,853     78,732,879    245,894   20,191   21,339   2,587    143,287    9,103
   Units redeemed .......................     (36,403,036)   (53,007,479)   (19,444)  (1,369)  (2,435)    (14)    (5,486)     (40)
                                           --------------  -------------  ---------  -------  -------  ------  ---------  -------
   Ending units .........................     289,062,692    270,888,066    378,690   58,703   45,820   2,573    189,146    9,087
                                           ==============  =============  =========  =======  =======  ======  =========  =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                              AIMIntGr          AlGrIncA              AlSmCapVA             ACVPIncGr
                                           --------------  ---------------------  -----------------  -----------------------
                                             2004    2003     2004        2003      2004      2003      2004         2003
                                           --------  ----  ----------  ---------  ---------  ------  ----------  -----------
Investment activity:
   Net investment income (loss) .........  $    (46)   --     104,325     16,202      1,648     239     383,473      339,824
   Realized gain (loss) on investments ..        --    --     252,661      1,498     28,511      15      56,949   (6,101,987)
   Change in unrealized gain (loss) on
      investments .......................     8,625    --     (71,134)   148,354      7,262  (1,326)    848,610    8,219,741
   Reinvested capital gains .............        --    --          --         --     23,850      --          --           --
                                           --------   ---  ----------  ---------  ---------  ------  ----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     8,579    --     285,852    166,054     61,271  (1,072)  1,289,032    2,457,578
                                           --------   ---  ----------  ---------  ---------  ------  ----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........        12    --   1,789,685     85,651    332,764      54   2,392,307    2,273,084
   Transfers between funds ..............   253,904    --   2,652,683  1,512,700    604,005  41,279    (979,750) (12,064,103)
   Surrenders (note 6) ..................        --    --     (45,009)    (5,164)   (30,400)     --    (554,290)    (307,009)
   Death benefits (note 4) ..............        --    --        (300)        --         --      --     (19,392)     (13,908)
   Net policy repayments (loans)
      (note 5) ..........................        --    --       6,590        (28)    (3,500)     --     (65,394)    (268,825)
   Deductions for surrender charges
      (note 2d) .........................        --    --      (2,024)      (587)    (1,176)     --     (27,092)     (34,868)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................        16    --    (206,337)   (12,819)   (29,044)   (299)   (855,392)    (970,398)
   Asset charges (note 3):
      FPVUL & VEL contracts .............        --    --      (4,156)       (39)    (1,241)     (6)    (35,657)     (26,011)
      MSP contracts .....................        --    --         (50)        --        (53)     --      (2,498)      (1,950)
      SL contracts ......................        --    --        (375)        --       (153)     --      (7,230)      (4,952)
                                           --------   ---  ----------  ---------  ---------  ------  ----------  -----------
         Net equity transactions ........   253,932    --   4,190,707  1,579,714    871,202  41,028    (154,388) (11,418,940)
                                           --------   ---  ----------  ---------  ---------  ------  ----------  -----------

Net change in contract owners' equity ...   262,511    --   4,476,559  1,745,768    932,473  39,956   1,134,644   (8,961,362)
Contract owners' equity beginning of
   period ...............................        --    --   9,067,222     54,380    395,060      --  27,431,994   38,241,888
                                           --------   ---  ----------  ---------  ---------  ------  ----------  -----------
Contract owners' equity end of period ...  $262,511    --  13,543,781  1,800,148  1,327,533  39,956  28,566,638   29,280,526
                                           ========   ===  ==========  =========  =========  ======  ==========  ===========

CHANGES IN UNITS:
   Beginning units ......................        --    --     684,910      5,432     28,635      --   2,307,747    4,372,283
                                           --------   ---  ----------  ---------  ---------  ------  ----------  -----------
   Units purchased ......................    25,682    --     337,242    152,674     66,620   3,701     241,422      425,969
   Units redeemed .......................        --    --     (29,480)    (1,975)    (5,603)    (27)   (264,411)  (1,870,421)
                                           --------   ---  ----------  ---------  ---------  ------  ----------  -----------
   Ending units .........................    25,682    --     992,672    156,131     89,652   3,674   2,284,758    2,927,831
                                           ========   ===  ==========  =========  =========  ======  ==========  ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                               ACVPInflaPro             ACVPInt
                                           -------------------  -----------------------
                                              2004       2003       2004        2003
                                           ----------  -------  -----------  ----------
Investment activity:
   Net investment income (loss) .........  $   32,993      125      258,365     329,880
   Realized gain (loss) on investments ..      19,090   (1,513)   3,315,850   2,865,148
   Change in unrealized gain (loss) on
      investments .......................     (47,195)  (1,495)  (2,249,085)    517,076
   Reinvested capital gains .............       1,235       --           --          --
                                           ----------  -------  -----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       6,123   (2,883)   1,325,130   3,712,104
                                           ----------  -------  -----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     266,000    8,740    5,329,353   5,961,257
   Transfers between funds ..............   1,201,482  145,424   (9,979,659)  6,445,413
   Surrenders (note 6) ..................     (10,558)      --   (5,144,541)   (611,604)
   Death benefits (note 4) ..............          --       --      (24,991)    (11,447)
   Net policy repayments (loans)
      (note 5) ..........................      (1,250)      --     (176,221)   (188,062)
   Deductions for surrender charges
      (note 2d) .........................        (408)      --     (204,030)    (69,461)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (33,721)    (165)     226,328  (2,491,376)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (2,256)     (28)     (38,585)    (31,335)
      MSP contracts .....................         (18)      --       (1,483)     (1,525)
      SL contracts ......................        (231)      (7)      (6,182)     (4,381)
                                           ----------  -------  -----------  ----------
         Net equity transactions ........   1,419,040  153,964  (10,020,011)  8,997,479
                                           ----------  -------  -----------  ----------

Net change in contract owners' equity ...   1,425,163  151,081   (8,694,881) 12,709,583
Contract owners' equity beginning of
   period ...............................   1,125,233       --   62,034,990  44,595,057
                                           ----------  -------  -----------  ----------
Contract owners' equity end of period ...  $2,550,396  151,081   53,340,109  57,304,640
                                           ==========  =======  ===========  ==========

CHANGES IN UNITS:
   Beginning units ......................     108,990       --    6,563,773   5,642,120
                                           ----------  -------  -----------  ----------
   Units purchased ......................     141,695   14,754      807,701   1,802,965
   Units redeemed .......................      (5,671)     (20)  (1,763,496)   (535,505)
                                           ----------  -------  -----------  ----------
   Ending units .........................     245,014   14,734    5,607,978   6,909,580
                                           ==========  =======  ===========  ==========

                                                 ACVPUltra           ACVPVal
                                           --------------------  ----------------------
                                              2004       2003       2004        2003
                                           ---------  ---------  ----------  ----------
Investment activity:
   Net investment income (loss) .........     (4,158)      (395)    563,414     468,232
   Realized gain (loss) on investments ..    139,734    (35,431)  1,625,469  (2,294,799)
   Change in unrealized gain (loss) on
      investments .......................     48,028    123,510     877,646   5,855,594
   Reinvested capital gains .............         --         --     461,103          --
                                           ---------  ---------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    183,604     87,684   3,527,632   4,029,027
                                           ---------  ---------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    332,245    160,070   5,113,285   4,632,087
   Transfers between funds ..............   (212,369)   711,670     (29,138)  2,099,375
   Surrenders (note 6) ..................    (63,397)   (31,755) (1,206,211) (1,123,652)
   Death benefits (note 4) ..............       (209)        --     (48,100)     (1,215)
   Net policy repayments (loans)
      (note 5) ..........................     10,513    (18,735)     83,089     (25,390)
   Deductions for surrender charges
      (note 2d) .........................     (3,668)    (3,606)    (61,407)   (127,615)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................   (126,645)   (50,658) (1,594,978) (1,348,373)
   Asset charges (note 3):
      FPVUL & VEL contracts .............     (4,064)    (1,274)    (67,961)    (48,052)
      MSP contracts .....................        (12)        (2)     (1,836)     (1,424)
      SL contracts ......................       (392)       (85)    (16,725)    (11,811)
                                           ---------  ---------  ----------  ----------
         Net equity transactions ........    (67,998)   765,625   2,170,018   4,043,930
                                           ---------  ---------  ----------  ----------

Net change in contract owners' equity ...    115,606    853,309   5,697,650   8,072,957
Contract owners' equity beginning of
   period ...............................  4,293,630    664,351  56,856,538  42,688,553
                                           ---------  ---------  ----------  ----------
Contract owners' equity end of period ...  4,409,236  1,517,660  62,554,188  50,761,510
                                           =========  =========  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................    428,767     82,661   3,810,322   3,650,314
                                           ---------  ---------  ----------  ----------
   Units purchased ......................     72,023     97,805     446,219     692,428
   Units redeemed .......................    (81,056)   (11,113)   (306,239)   (358,078)
                                           ---------  ---------  ----------  ----------
   Ending units .........................    419,734    169,353   3,950,302   3,984,664
                                           =========  =========  ==========  ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                BCFTCpAsset             CVSSEP           CSGPVen             CSIntFoc
                                           ---------------------  ----------------  -----------------  --------------------
                                              2004        2003      2004     2003     2004      2003      2004       2003
                                           ----------  ---------  -------  -------  --------  -------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $   (8,409)    (1,039)    (149)     (19)     (327)    (266)      (228)      (387)
   Realized gain (loss) on investments ..      95,618     26,956    2,094  (14,763)   (9,338) (71,868)    27,116    (19,358)
   Change in unrealized gain (loss)
      on investments ....................     474,857     98,937     (488)     515    69,912  179,338     (3,970)   146,435
   Reinvested capital gains .............          --         --       --       --        --       --         --         --
                                           ----------  ---------  -------  -------  --------  -------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     562,066    124,854    1,457  (14,267)   60,247  107,204     22,918    126,690
                                           ----------  ---------  -------  -------  --------  -------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     910,737    185,997    9,134       --    33,918   54,657    104,350    113,604
   Transfers between funds ..............   2,626,203  1,028,021   70,125   26,508   (66,559)  44,116    (66,324)    21,330
   Surrenders (note 6) ..................     (12,049)    (4,061)      --       --   (36,874)  (6,251)  (102,483)   (33,318)
   Death benefits (note 4) ..............     (21,738)        --      (99)      --        --       --     (9,979)        --
   Net policy repayments (loans)
      (note 5) ..........................          --     (2,679)      --       --   (10,486)  (2,421)   (23,374)    (1,485)
   Deductions for surrender charges
      (note 2d) .........................        (466)      (461)      --       --      (949)    (710)    (4,230)    (3,784)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (55,957)    (5,939)    (576)    (701)  (19,792) (18,650)   (42,676)   (48,007)
   Asset charges (note 3):
      FPVUL & VEL contracts .............          --         --       --       --    (1,177)    (867)    (2,750)    (2,380)
      MSP contracts .....................          --         --       --       --      (111)    (106)      (205)      (152)
      SL contracts ......................          --         --       --       --      (106)     (54)      (464)      (281)
                                           ----------  ---------  -------  -------  --------  -------  ---------  ---------
         Net equity transactions ........   3,446,730  1,200,878   78,584   25,807  (102,136)  69,714   (148,135)    45,527
                                           ----------  ---------  -------  -------  --------  -------  ---------  ---------

Net change in contract owners' equity ...   4,008,796  1,325,732   80,041   11,540   (41,889) 176,918   (125,217)   172,217
Contract owners' equity beginning
   of period ............................   5,210,229     69,159   26,348       --   838,135  530,190  1,744,625  1,380,444
                                           ----------  ---------  -------  -------  --------  -------  ---------  ---------
Contract owners' equity end of period ...  $9,219,025  1,394,891  106,389   11,540   796,246  707,108  1,619,408  1,552,661
                                           ==========  =========  =======  =======  ========  =======  =========  =========

CHANGES IN UNITS:
   Beginning units ......................     414,222      7,134    2,102       --    96,056   84,647    179,779    190,594
                                           ----------  ---------  -------  -------  --------  -------  ---------  ---------
   Units purchased ......................     263,589    123,700    6,377    1,100     3,841   31,961     10,078     36,735
   Units redeemed .......................      (6,907)    (2,353)     (97)     (71)  (14,367) (19,867)   (24,801)   (30,588)
                                           ----------  ---------  -------  -------  --------  -------  ---------  ---------
   Ending units .........................     670,904    128,481    8,382    1,029    85,530   96,741    165,056    196,741
                                           ==========  =========  =======  =======  ========  =======  =========  =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                  CSLCapV           DryGVITIntVal      DryEuroEq       DryMidCapStS
                                           ---------------------  -----------------  ------------  --------------------
                                              2004        2003       2004     2003   2004   2003      2004       2003
                                           ----------  ---------  ---------  ------  ----  ------  ----------  --------
Investment activity:
   Net investment income (loss) .........  $   (1,762)      (908)    21,452      (4)  --       --      (1,267)     (187)
   Realized gain (loss) on investments ..     (14,446)  (141,702)    33,826   6,506   --       --      32,313   (57,808)
   Change in unrealized gain (loss)
      on investments ....................     106,864    281,300     12,004    (354)  --       --       5,126       668
   Reinvested capital gains .............          --         --         --      --   --       --          --        --
                                           ----------  ---------  ---------  ------  ---   ------  ----------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      90,656    138,690     67,282   6,148   --       --      36,172   (57,327)
                                           ----------  ---------  ---------  ------  ---   ------  ----------  --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     138,101    135,428    193,801      65   --     (880)     70,318  (230,381)
   Transfers between funds ..............   2,691,614    (66,241)   927,440   4,614   --      879  (1,508,956)  120,970
   Surrenders (note 6) ..................     (73,576)   (70,277)    (1,237)     --   --      173          --        --
   Death benefits (note 4) ..............        (424)    (9,516)        --      --   --       --        (148)       --
   Net policy repayments (loans)
      (note 5) ..........................      20,585     14,286    (14,480)     --   --     (193)         --        --
   Deductions for surrender charges
      (note 2d) .........................      (1,344)    (7,981)      (541)     --   --       20          --        --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (42,658)   (92,793)   (31,872)    (21)  --   (1,747)    (20,632)  205,230
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (2,597)    (2,132)    (1,683)     --   --        1          --        --
      MSP contracts .....................        (241)      (213)       (62)     --   --       --          --        --
      SL contracts ......................        (493)      (418)      (217)     --   --       --          --        --
                                           ----------  ---------  ---------  ------  ---   ------  ----------  --------
         Net equity transactions ........   2,728,967    (99,857) 1,071,149   4,658   --   (1,747) (1,459,418)   95,819
                                           ----------  ---------  ---------  ------  ---   ------  ----------  --------

Net change in contract owners' equity ...   2,819,623     38,833  1,138,431  10,806   --   (1,747) (1,423,246)   38,492
Contract owners' equity beginning
   of period ............................   2,112,892  1,679,182    330,744      --   --    1,987   2,169,084    28,326
                                           ----------  ---------  ---------  ------  ---   ------  ----------  --------
Contract owners' equity end of period ...  $4,932,515  1,718,015  1,469,175  10,806   --      240     745,838    66,818
                                           ==========  =========  =========  ======  ===   ======  ==========  ========

CHANGES IN UNITS:
   Beginning units ......................     177,466    175,080     23,901      --   --      282     165,465     2,842
                                           ----------  ---------  ---------  ------  ---   ------  ----------  --------
   Units purchased ......................     260,907     19,998     77,756     991   --      141      11,774     5,740
   Units redeemed .......................     (21,807)   (29,853)    (3,701)     --   --     (141)   (122,115)   (2,582)
                                           ----------  ---------  ---------  ------  ---   ------  ----------  --------
   Ending units .........................     416,566    165,225     97,956     991   --      282      55,124     6,000
                                           ==========  =========  =========  ======  ===   ======  ==========  ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    DrySmCapIxS              DrySRGro
                                            -----------------------   -----------------------
                                                2004         2003        2004        2003
                                            -----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .........   $    (8,523)     (1,162)      (1,956)      (2,919)
   Realized gain (loss) on investments ..       393,989      (6,280)    (225,144)  (1,863,581)
   Change in unrealized gain (loss)
      on investments ....................       759,979     380,754      659,677    3,116,183
   Reinvested capital gains .............        20,169          --           --           --
                                            -----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     1,165,614     373,312      432,577    1,249,683
                                            -----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........       655,987     208,440    1,608,589    1,793,741
   Transfers between funds ..............     4,701,111     822,296     (228,878)  (1,345,007)
   Surrenders (note 6) ..................      (141,267)    (21,237)    (372,855)    (359,079)
   Death benefits (note 4) ..............        (4,768)     (7,955)     (43,412)      (8,230)
   Net policy repayments (loans)
      (note 5) ..........................        (3,949)     (2,690)    (196,242)     (76,459)
   Deductions for surrender charges
      (note 2d) .........................        (6,539)     (2,412)     (23,808)     (40,781)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................      (249,341)    (57,214)    (738,888)    (808,122)
   Asset charges (note 3):
      FPVUL & VEL contracts .............        (7,334)     (1,559)     (31,008)     (25,427)
      MSP contracts .....................            (5)         --       (1,186)      (1,081)
      SL contracts ......................        (1,334)       (337)      (3,038)      (2,516)
                                            -----------   ---------   ----------   ----------
         Net equity transactions ........     4,942,561     937,332      (30,726)    (872,961)
                                            -----------   ---------   ----------   ----------

Net change in contract owners' equity ...     6,108,175   1,310,644      401,851      376,722
Contract owners' equity beginning
   of period ............................     9,312,638   2,464,449   16,053,998   14,014,403
                                            -----------   ---------   ----------   ----------
Contract owners' equity end of period ...   $15,420,813   3,775,093   16,455,849   14,391,125
                                            ===========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................       882,068     321,221    1,617,210    1,785,944
                                            -----------   ---------   ----------   ----------
   Units purchased ......................       484,730     126,228      173,815      282,799
   Units redeemed .......................       (34,178)    (10,402)    (166,197)    (413,819)
                                            -----------   ---------   ----------   ----------
   Ending units .........................     1,332,620     437,047    1,624,828    1,654,924
                                            ===========   =========   ==========   ==========

                                                      DryStkIx                 DryVIFApp
                                            -------------------------   -----------------------
                                               2004          2003          2004         2003
                                            -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........     2,113,364     1,721,178      (16,020)     (25,792)
   Realized gain (loss) on investments ..    (4,795,128)  (18,421,024)      64,552     (902,139)
   Change in unrealized gain (loss)
      on investments ....................    13,867,590    46,452,970      569,652    3,961,816
   Reinvested capital gains .............            --            --           --           --
                                            -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    11,185,826    29,753,124      618,184    3,033,885
                                            -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    29,428,420    31,560,605    2,758,501    4,963,679
   Transfers between funds ..............     3,875,474    (6,639,411)  (2,778,876)    (270,585)
   Surrenders (note 6) ..................   (12,993,869)   (4,343,871)    (657,837)    (675,990)
   Death benefits (note 4) ..............      (120,704)     (153,646)     (14,675)     (23,825)
   Net policy repayments (loans)
      (note 5) ..........................    (1,747,135)   (3,529,462)    (151,992)     110,008
   Deductions for surrender charges
      (note 2d) .........................      (563,998)     (493,342)     (30,984)     (76,773)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................    (7,189,101)   (7,357,257)    (794,108)    (969,563)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (240,353)     (184,206)     (29,378)     (24,511)
      MSP contracts .....................        (9,715)       (8,703)        (667)        (391)
      SL contracts ......................      (112,452)      (77,763)      (5,559)      (4,503)
                                            -----------   -----------   ----------   ----------
         Net equity transactions ........    10,326,567     8,772,944   (1,705,575)   3,027,546
                                            -----------   -----------   ----------   ----------

Net change in contract owners' equity ...    21,512,393    38,526,068   (1,087,391)   6,061,431
Contract owners' equity beginning
   of period ............................   342,381,871   252,617,859   32,123,895   33,593,414
                                            -----------   -----------   ----------   ----------
Contract owners' equity end of period ...   363,894,264   291,143,927   31,036,504   39,654,845
                                            ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................    32,191,140    29,512,045    2,824,718    3,534,935
                                            -----------   -----------   ----------   ----------
   Units purchased ......................     3,578,562     8,023,857      314,802    1,576,779
   Units redeemed .......................    (2,150,960)   (6,297,731)    (448,252)  (1,044,204)
                                            -----------   -----------   ----------   ----------
   Ending units .........................    33,618,742    31,238,171    2,691,268    4,067,510
                                            ===========   ===========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                             DryVIFDevLd        DryVIFIntVal        FedAmLead         FedCapAp
                                           ---------------  -------------------  ---------------  ---------------
                                             2004     2003     2004       2003     2004    2003     2004    2003
                                           --------  -----  ----------  -------  -------  ------  -------  ------
Investment activity:
   Net investment income (loss) .........  $    (84)    (1)     22,987       42    2,597      --      722      --
   Realized gain (loss) on investments ..     9,303      1     594,413   (2,242)   2,795      --    1,494      --
   Change in unrealized gain (loss)
      on investments ....................     2,208     16   1,126,565   48,386      (59)   (198)    (292)   (166)
   Reinvested capital gains .............        --     --          --       --       --      --       --      --
                                           --------  -----  ----------  -------  -------  ------  -------  ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    11,427     16   1,743,965   46,186    5,333    (198)   1,924    (166)
                                           --------  -----  ----------  -------  -------  ------  -------  ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........   152,001    388   1,920,765   54,165    8,648      52   37,202      46
   Transfers between funds ..............   378,166  1,008   6,326,338  579,406   69,703  23,978   52,857  20,313
   Surrenders (note 6) ..................      (884)    --    (824,662)      --     (219)     --      (93)     --
   Death benefits (note 4) ..............        --     --     (67,211)      --       --      --       --      --
   Net policy repayments (loans)
      (note 5) ..........................    (1,576)    --          --       --   (4,075)     --   (2,099)     --
   Deductions for surrender charges
      (note 2d) .........................      (241)    --     (31,901)      --       (8)     --      (12)     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................   (21,006)   (19)   (157,896)  (4,327)  (7,422)    (13) (10,484)     (9)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (880)    --          --       (3)    (362)     (1)    (288)     --
      MSP contracts .....................        --     --          --       (2)      --      --       --      --
      SL contracts ......................       (70)    --          --       --      (41)     --      (32)     --
                                           --------  -----  ----------  -------  -------  ------  -------  ------
         Net equity transactions ........   505,510  1,377   7,165,433  629,239   66,224  24,016   77,051  20,350
                                           --------  -----  ----------  -------  -------  ------  -------  ------

Net change in contract owners' equity ...   516,937  1,393   8,909,398  675,425   71,557  23,818   78,975  20,184
Contract owners' equity beginning
   of period ............................   206,053     --  17,759,509  290,117  153,695      --  100,992      --
                                           --------  -----  ----------  -------  -------  ------  -------  ------
Contract owners' equity end of period ...  $722,990  1,393  26,668,907  965,542  225,252  23,818  179,967  20,184
                                           ========  =====  ==========  =======  =======  ======  =======  ======

CHANGES IN UNITS:
   Beginning units ......................    15,972     --   1,384,079   30,751   12,199      --    8,379      --
                                           --------  -----  ----------  -------  -------  ------  -------  ------
   Units purchased ......................    39,734    130     629,242   66,147    6,169   2,188    7,457   1,898
   Units redeemed .......................    (2,074)    (2)    (83,075)  (1,479)    (980)     (1)  (1,152)     (1)
                                           --------  -----  ----------  -------  -------  ------  -------  ------
   Ending units .........................    53,632    128   1,930,246   95,419   17,388   2,187   14,684   1,897
                                           ========  =====  ==========  =======  =======  ======  =======  ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                  FedQualBd                FidVIPEIS
                                           -----------------------  ----------------------
                                               2004        2003        2004        2003
                                           -----------  ----------  ----------  ----------
Investment activity:
   Net investment income (loss) .........  $ 3,493,374   2,755,799   1,201,704   1,185,297
   Realized gain (loss) on investments ..      329,075     709,405     538,991  (2,317,504)
   Change in unrealized gain (loss)
      on investments ....................   (4,783,680)    588,620     873,758   8,759,457
   Reinvested capital gains .............      784,977          --     320,433          --
                                           -----------  ----------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (176,254)  4,053,824   2,934,886   7,627,250
                                           -----------  ----------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    9,865,892  10,827,242   8,224,750   7,926,747
   Transfers between funds ..............       19,940   5,551,070    (260,586)    976,259
   Surrenders (note 6) ..................     (741,350) (1,133,928) (2,434,187) (1,116,898)
   Death benefits (note 4) ..............      (38,127)   (243,859)    (76,106)    (22,411)
   Net policy repayments (loans)
      (note 5) ..........................      (56,090)   (175,703)    (65,356)    (79,435)
   Deductions for surrender charges
      (note 2d) .........................      (39,253)   (128,782)   (103,435)   (126,848)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................   (1,599,354) (1,836,228) (2,331,956) (2,302,748)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (36,919)    (39,729)    (93,026)    (66,522)
      MSP contracts .....................       (1,532)     (1,750)     (3,788)     (3,135)
      SL contracts ......................      (31,822)    (27,522)    (14,785)     (9,740)
                                           -----------  ----------  ----------  ----------
         Net equity transactions ........    7,341,385  12,790,811   2,841,525   5,175,269
                                           -----------  ----------  ----------  ----------

Net change in contract owners' equity ...    7,165,131  16,844,635   5,776,411  12,802,519
Contract owners' equity beginning
   of period ............................   84,125,171  77,643,757  86,517,879  67,324,279
                                           -----------  ----------  ----------  ----------
Contract owners' equity end of period ...  $91,290,302  94,488,392  92,294,290  80,126,798
                                           ===========  ==========  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................    6,303,421   6,075,274   7,035,458   7,162,706
                                           -----------  ----------  ----------  ----------
   Units purchased ......................    1,137,883   1,923,012     898,509   1,162,654
   Units redeemed .......................     (598,044)   (936,203)   (631,115)   (593,366)
                                           -----------  ----------  ----------  ----------
   Ending units .........................    6,843,260   7,062,083   7,302,852   7,731,994
                                           ===========  ==========  ==========  ==========

                                                  FidVIPGrS                FidVIPHIS
                                           -----------------------  ----------------------
                                               2004        2003        2004        2003
                                           -----------  ----------  ----------  ----------
Investment activity:
   Net investment income (loss) .........      103,506     102,163   2,123,028   1,530,030
   Realized gain (loss) on investments ..   (3,913,536) (7,838,956)    701,015  (1,485,172)
   Change in unrealized gain (loss)
      on investments ....................    5,273,354  17,899,465  (2,704,875)  3,416,292
   Reinvested capital gains .............           --          --          --          --
                                           -----------  ----------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    1,463,324  10,162,672     119,168   3,461,150
                                           -----------  ----------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    9,266,559   9,154,017   1,540,719   1,561,853
   Transfers between funds ..............      495,737   1,352,629  (2,465,480)  3,382,545
   Surrenders (note 6) ..................   (3,512,313) (1,522,964)   (966,848)   (510,669)
   Death benefits (note 4) ..............      (67,658)    (11,909)    (32,605)     (3,884)
   Net policy repayments (loans)
      (note 5) ..........................     (230,797)   (237,255)     80,923    (269,875)
   Deductions for surrender charges
      (note 2d) .........................     (160,395)   (172,966)    (32,125)    (57,998)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................   (3,446,905) (3,248,949)   (666,723)   (622,119)
   Asset charges (note 3):
      FPVUL & VEL contracts .............     (122,544)    (91,695)    (24,322)    (20,687)
      MSP contracts .....................       (4,356)     (3,684)     (1,159)       (970)
      SL contracts ......................      (18,566)    (13,234)     (3,766)     (2,910)
                                           -----------  ----------  ----------  ----------
         Net equity transactions ........    2,198,762   5,203,990  (2,571,386)  3,455,286
                                           -----------  ----------  ----------  ----------

Net change in contract owners' equity ...    3,662,086  15,366,662  (2,452,218)  6,916,436
Contract owners' equity beginning
   of period ............................  111,107,328  75,616,692  26,995,379  20,450,086
                                           -----------  ----------  ----------  ----------
Contract owners' equity end of period ...  114,769,414  90,983,354  24,543,161  27,366,522
                                           ===========  ==========  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................    9,891,920   8,611,026   2,909,209   2,864,859
                                           -----------  ----------  ----------  ----------
   Units purchased ......................    1,518,176   2,074,681     186,541     800,328
   Units redeemed .......................     (867,052) (1,439,171)   (520,418)   (403,421)
                                           -----------  ----------  ----------  ----------
   Ending units .........................   10,543,044   9,246,536   2,575,332   3,261,766
                                           ===========  ==========  ==========  ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                  FidVIPOvS                FidVIPConS
                                           -----------------------  -----------------------
                                               2004        2003         2004        2003
                                           -----------  ----------  -----------  ----------
Investment activity:
   Net investment income (loss) .........  $   335,191     157,395      183,461     181,846
   Realized gain (loss) on investments ..      753,712   3,902,590      322,320  (2,393,913)
   Change in unrealized gain (loss)
      on investments ....................     (915,455)    458,600    5,823,124   8,953,163
   Reinvested capital gains .............           --          --           --          --
                                           -----------  ----------  -----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      173,448   4,518,585    6,328,905   6,741,096
                                           -----------  ----------  -----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    3,038,490   4,705,272    8,330,692   7,173,143
   Transfers between funds ..............    5,294,230   3,905,266    6,908,064   9,029,506
   Surrenders (note 6) ..................     (816,159)   (433,382)  (2,383,754) (1,685,314)
   Death benefits (note 4) ..............      (47,772)     (3,422)     (77,985)    (27,905)
   Net policy repayments (loans)
      (note 5) ..........................      (66,549)   (310,305)    (176,835)     71,383
   Deductions for surrender charges
      (note 2d) .........................      (38,724)    (49,220)    (114,415)   (191,405)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (393,253) (1,006,044)  (2,796,700) (2,644,286)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (25,976)    (17,806)    (118,976)    (86,470)
      MSP contracts .....................         (885)       (552)      (3,123)     (2,136)
      SL contracts ......................      (13,849)     (7,640)     (16,529)    (11,947)
                                           -----------  ----------  -----------  ----------
         Net equity transactions ........    6,929,553   6,782,167    9,550,439  11,624,569
                                           -----------  ----------  -----------  ----------

Net change in contract owners' equity ...    7,103,001  11,300,752   15,879,344  18,365,665
Contract owners' equity beginning
   of period ............................   30,195,717  21,945,750   96,177,093  56,889,026
                                           -----------  ----------  -----------  ----------
Contract owners' equity end of period ...  $37,298,718  33,246,502  112,056,437  75,254,691
                                           ===========  ==========  ===========  ==========

CHANGES IN UNITS:
   Beginning units ......................    2,878,586   3,000,646    6,956,452   5,021,480
                                           -----------  ----------  -----------  ----------
   Units purchased ......................      886,471   2,409,051    1,192,663   1,840,060
   Units redeemed .......................     (211,729) (1,203,462)    (378,309)   (662,692)
                                           -----------  ----------  -----------  ----------
   Ending units .........................    3,553,328   4,206,235    7,770,806   6,198,848
                                           ===========  ==========  ===========  ==========

                                              FidVIPIGBdS           FidVIPGrOpS
                                           -----------------  ----------------------
                                              2004     2003      2004        2003
                                           ---------  ------  ----------  ----------
Investment activity:
   Net investment income (loss) .........     35,028      --      71,683      72,218
   Realized gain (loss) on investments ..    (41,928)    514    (391,337)   (628,803)
   Change in unrealized gain (loss)
      on investments ....................    (42,687)   (259)    516,898   2,073,091
   Reinvested capital gains .............     24,872      --          --          --
                                           ---------  ------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (24,715)    255     197,244   1,516,506
                                           ---------  ------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    124,174   1,381   1,287,366   1,487,002
   Transfers between funds ..............  1,179,712  80,019     720,299      32,590
   Surrenders (note 6) ..................    (52,617)     --    (525,715)   (319,688)
   Death benefits (note 4) ..............         --      --     (28,736)    (17,510)
   Net policy repayments (loans)
      (note 5) ..........................        792      --     (56,487)     (3,549)
   Deductions for surrender charges
      (note 2d) .........................     (2,606)     --     (26,860)    (36,308)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................    (55,519) (1,272)   (502,365)   (534,398)
   Asset charges (note 3):
      FPVUL & VEL contracts .............     (2,156)    (38)    (22,886)    (18,842)
      MSP contracts .....................        (71)     --        (955)       (802)
      SL contracts ......................       (432)     --      (3,761)     (2,779)
                                           ---------  ------  ----------  ----------
         Net equity transactions ........  1,191,277  80,090     839,900     585,716
                                           ---------  ------  ----------  ----------

Net change in contract owners' equity ...  1,166,562  80,345   1,037,144   2,102,222
Contract owners' equity beginning
   of period ............................    692,424      --  15,687,054  11,288,845
                                           ---------  ------  ----------  ----------
Contract owners' equity end of period ...  1,858,986  80,345  16,724,198  13,391,067
                                           =========  ======  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................     67,767      --   1,733,173   1,624,590
                                           ---------  ------  ----------  ----------
   Units purchased ......................    125,106   8,033     262,289     352,589
   Units redeemed .......................    (11,017)   (129)   (177,618)   (273,616)
                                           ---------  ------  ----------  ----------
   Ending units .........................    181,856   7,904   1,817,844   1,703,563
                                           =========  ======  ==========  ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                               FidVIPMCapS          FidVIPValS           FrVIPRisDiv       FTVIPSmCpVal
                                           ------------------  --------------------  ------------------  ----------------
                                              2004      2003      2004       2003       2004      2003      2004     2003
                                           ----------  ------  ---------  ---------  ---------  -------  ---------  -----
Investment activity:
   Net investment income (loss) .........  $     (329)     (1)    (2,716)      (218)    38,379    3,739      4,147      2
   Realized gain (loss) on investments ..     100,481     866    331,909     39,681    100,611       (6)     7,179    180
   Change in unrealized gain (loss)
      on investments ....................      (5,931)   (790)  (175,744)    76,065    (12,282) (21,096)    96,143    (20)
   Reinvested capital gains .............          --      --     11,920         --     70,159   11,381         --     --
                                           ----------  ------  ---------  ---------  ---------  -------  ---------  -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      94,221      75    165,369    115,528    196,867   (5,982)   107,469    162
                                           ----------  ------  ---------  ---------  ---------  -------  ---------  -----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     413,091     460    781,616     97,164    900,965      153    174,259     --
   Transfers between funds ..............   2,144,185  35,399  1,008,307  1,260,904  2,352,275  455,710    844,080  7,875
   Surrenders (note 6) ..................      (5,126)     --   (159,073)   (70,409)  (102,123)      --    (73,325)    --
   Death benefits (note 4) ..............          --      --     (5,608)        --         --       --         --     --
   Net policy repayments (loans)
      (note 5)...........................     (15,871)     --      3,340       (326)  (162,241)      --     (2,531)    --
   Deductions for surrender charges
      (note 2d) .........................        (813)     --     (7,167)    (7,997)    (3,951)      --     (3,079)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................    (104,582)   (289)  (176,650)   (29,340)  (124,946)    (546)   (46,036)   (12)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (4,376)    (12)    (6,991)      (834)    (6,836)     (39)    (1,747)    (1)
      MSP contracts .....................         (26)     --       (291)       (14)      (165)      --         --     --
      SL contracts ......................        (864)     --       (519)       (31)      (806)     (28)      (167)    --
                                           ----------  ------  ---------  ---------  ---------  -------  ---------  -----
         Net equity transactions ........   2,425,618  35,558  1,436,964  1,249,117  2,852,172  455,250    891,454  7,862
                                           ----------  ------  ---------  ---------  ---------  -------  ---------  -----

Net change in contract owners' equity ...   2,519,839  35,633  1,602,333  1,364,645  3,049,039  449,268    998,923  8,024
Contract owners' equity beginning of
   period ...............................   1,404,054      --  4,374,375    153,880  2,707,666       --    633,791     --
                                           ----------  ------  ---------  ---------  ---------  -------  ---------  -----
Contract owners' equity end of period ...  $3,923,893  35,633  5,976,708  1,518,525  5,756,705  449,268  1,632,714  8,024
                                           ==========  ======  =========  =========  =========  =======  =========  =====

CHANGES IN UNITS:
   Beginning units ......................      99,682      --    369,649     20,494    220,019       --     47,449     --
                                           ----------  ------  ---------  ---------  ---------  -------  ---------  -----
   Units purchased ......................     171,941   3,246    147,107    158,140    267,128   42,662     73,764    728
   Units redeemed .......................      (9,161)    (27)   (38,120)   (12,119)   (40,235)     (58)    (9,293)    (2)
                                           ----------  ------  ---------  ---------  ---------  -------  ---------  -----
   Ending units .........................     262,462   3,219    478,636    166,515    446,912   42,604    111,920    726
                                           ==========  ======  =========  =========  =========  =======  =========  =====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                FrVIPForSec2           FrVIPForSec           GVITCVal             GVITDMidCapI
                                           ----------------------  ------------------  --------------------  ----------------------
                                               2004        2003       2004      2003      2004       2003       2004         2003
                                           -----------  ---------  ---------  -------  ---------  ---------  ----------  ----------
Investment activity:
   Net investment income (loss) .........  $   109,495     61,356     27,283    1,339     45,345     32,093      91,013      49,308
   Realized gain (loss) on investments ..      142,114       (570)    25,453    7,575    396,675   (690,447)    659,786    (689,023)
   Change in unrealized gain (loss)
      on investments ....................       67,734    195,767     10,910   (4,976)  (106,131) 1,332,327   2,178,512   4,743,721
   Reinvested capital gains .............           --         --         --       --         --         --          --          --
                                           -----------  ---------  ---------  -------  ---------  ---------  ----------  ----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................      319,343    256,553     63,646    3,938    335,889    673,973   2,929,311   4,104,006
                                           -----------  ---------  ---------  -------  ---------  ---------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    1,419,382     70,750    451,381      994    503,433    283,777   5,948,020   5,092,426
   Transfers between funds ..............    2,002,082  3,172,299    995,104  163,587    714,111   (275,664)  4,777,101   1,567,084
   Surrenders (note 6) ..................      (24,168)      (259)   (55,686)      --    (47,504)  (123,836) (2,812,280) (1,319,132)
   Death benefits (note 4) ..............         (377)        --         --       --         --    (16,836)    (29,023)       (347)
   Net policy repayments (loans)
      (note 5) ..........................           --       (468)     5,933       --    (34,735)       927    (183,449)    (55,711)
   Deductions for surrender charges
      (note 2d) .........................         (935)       (29)    (3,315)      --     (2,583)   (14,064)   (112,779)   (149,816)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (121,606)   (16,296)   (53,769)     (79)  (170,679)  (203,442) (1,119,010)   (933,186)
   Asset charges (note 3):
      FPVUL & VEL contracts .............           --         --     (2,596)     (17)    (8,169)    (4,691)    (42,113)    (26,544)
      MSP contracts .....................           --         --        (43)      --       (352)      (330)       (952)       (760)
      SL contracts ......................           --         --       (341)      --     (1,375)      (904)    (15,796)    (10,436)
                                           -----------  ---------  ---------  -------  ---------  ---------  ----------  ----------
         Net equity transactions ........    3,274,378  3,225,997  1,336,668  164,485    952,147   (355,063)  6,409,719   4,163,578
                                           -----------  ---------  ---------  -------  ---------  ---------  ----------  ----------

Net change in contract owners' equity ...    3,593,721  3,482,550  1,400,314  168,423  1,288,036    318,910   9,339,030   8,267,584
Contract owners' equity beginning
   of period ............................    7,973,978    139,429  1,226,211       --  7,207,297  5,500,567  50,160,797  28,785,471
                                           -----------  ---------  ---------  -------  ---------  ---------  ----------  ----------
Contract owners' equity end of period ...  $11,567,699  3,621,979  2,626,525  168,423  8,495,333  5,819,477  59,499,827  37,053,055
                                           ===========  =========  =========  =======  =========  =========  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................      638,033     14,717     92,411       --    728,021    743,874   3,148,003   2,365,305
                                           -----------  ---------  ---------  -------  ---------  ---------  ----------  ----------
   Units purchased ......................      263,693    345,738    104,726   15,632    134,486    154,939     766,757     683,508
   Units redeemed .......................      (11,870)    (4,416)    (7,373)      (9)   (48,769)  (218,713)   (302,178)   (277,506)
                                           -----------  ---------  ---------  -------  ---------  ---------  ----------  ----------
   Ending units .........................      889,856    356,039    189,764   15,623    813,738    680,100   3,612,582   2,771,307
                                           ===========  =========  =========  =======  =========  =========  ==========  ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 GVITEmMrkts             GVITFHiInc            GVITGlFin1           GVITGlHlth
                                           ----------------------  ----------------------  ------------------  --------------------
                                               2004        2003       2004        2003        2004      2003      2004       2003
                                           -----------  ---------  ----------  ----------  ---------  -------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $      (675)     4,509   1,235,183     907,532     14,715      (48)    (2,024)      (194)
   Realized gain (loss) on investments ..      892,288    108,975     974,270    (107,163)   165,019   (3,490)    15,339     17,044
   Change in unrealized gain (loss)
      on investments ....................   (1,702,775)   148,163  (1,604,175)  1,987,029    (97,294)  42,243    170,285    132,749
   Reinvested capital gains .............       58,542         --          --          --     24,245       --     17,645         --
                                           -----------  ---------  ----------  ----------  ---------  -------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (752,620)   261,647     605,278   2,787,398    106,685   38,705    201,245    149,599
                                           -----------  ---------  ----------  ----------  ---------  -------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........      868,440    228,359   5,309,780   2,866,291    210,603  122,592    334,338    158,073
   Transfers between funds ..............    2,451,800    129,808  (8,290,756)  9,539,106    209,052  397,175  1,570,214    643,584
   Surrenders (note 6) ..................     (157,424)   (83,452)   (757,313)   (166,885)   (27,687) (26,506)   (52,722)   (11,926)
   Death benefits (note 4) ..............       (6,892)        --     (82,929)       (860)    (4,982)      --     (4,679)        --
   Net policy repayments (loans)
      (note 5) ..........................       29,291     (5,856)    (41,792)    (67,041)     1,825    2,207     17,023     (6,111)
   Deductions for surrender charges
      (note 2d) .........................       (7,288)    (9,478)    (31,539)    (18,953)    (1,678)  (3,010)    (3,143)    (1,354)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (235,167)   (72,143)   (678,546)   (581,242)   (69,773) (12,413)   (95,290)   (17,884)
   Asset charges (note 3):
      FPVUL & VEL contracts .............       (9,702)    (2,150)    (22,583)    (17,584)    (2,619)    (447)    (4,301)      (524)
      MSP contracts .....................         (141)        --        (677)       (560)        (4)      --        (27)        (1)
      SL contracts ......................       (1,250)      (411)     (9,643)     (5,264)      (497)    (115)      (888)      (236)
                                           -----------  ---------  ----------  ----------  ---------  -------  ---------  ---------
         Net equity transactions ........    2,931,667    184,677  (4,605,998) 11,547,008    314,240  479,483  1,760,525    763,621
                                           -----------  ---------  ----------  ----------  ---------  -------  ---------  ---------

Net change in contract owners' equity ...    2,179,047    446,324  (4,000,720) 14,334,406    420,925  518,188  1,961,770    913,220
Contract owners' equity beginning
   of period ............................    7,029,317  1,328,658  35,934,428  16,985,297  2,390,525  135,719  2,794,019    207,955
                                           -----------  ---------  ----------  ----------  ---------  -------  ---------  ---------
Contract owners' equity end of period ...  $ 9,208,364  1,774,982  31,933,708  31,319,703  2,811,450  653,907  4,755,789  1,121,175
                                           ===========  =========  ==========  ==========  =========  =======  =========  =========

CHANGES IN UNITS:
   Beginning units ......................      610,156    189,897   2,765,090   1,646,805    195,399   15,666    245,499     24,935
                                           -----------  ---------  ----------  ----------  ---------  -------  ---------  ---------
   Units purchased ......................      299,398     49,921     499,634   1,129,525     82,086   52,846    160,546     85,069
   Units redeemed .......................     (100,180)   (21,401)   (874,008)   (109,226)   (57,571)  (2,070)   (12,205)    (3,518)
                                           -----------  ---------  ----------  ----------  ---------  -------  ---------  ---------
   Ending units .........................      809,374    218,417   2,390,716   2,667,104    219,914   66,442    393,840    106,486
                                           ===========  =========  ==========  ==========  =========  =======  =========  =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 GVITGlTech           GVITGlUtl1
                                           ---------------------  -----------------
                                              2004        2003      2004      2003
                                           ----------  ---------  --------  -------
Investment activity:
   Net investment income (loss) .........  $   (4,651)      (889)    4,935      143
   Realized gain (loss) on investments ..     809,684   (161,068)   68,105      573
   Change in unrealized gain (loss)
      on investments ....................    (744,593)   558,574   (18,460)  24,612
   Reinvested capital gains .............          --         --        --       --
                                           ----------  ---------  --------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      60,440    396,617    54,580   25,328
                                           ----------  ---------  --------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     504,550    229,679   103,214   32,753
   Transfers between funds ..............     (43,906)   773,939  (129,888) 227,308
   Surrenders (note 6) ..................     (47,931)   (34,303)   (3,632)    (443)
   Death benefits (note 4) ..............      (1,663)        --       (45)      --
   Net policy repayments (loans)
      (note 5) ..........................     (14,538)   (19,729)      (34)     (29)
   Deductions for surrender charges
      (note 2d) .........................      (2,021)    (3,896)     (141)     (50)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................    (163,687)   (80,027)  (22,857)  (9,369)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (6,588)    (2,401)     (927)    (283)
      MSP contracts .....................        (187)      (117)       (8)      --
      SL contracts ......................        (501)      (206)      (93)     (71)
                                           ----------  ---------  --------  -------
         Net equity transactions ........     223,528    862,939   (54,411) 249,816
                                           ----------  ---------  --------  -------

Net change in contract owners' equity ...     283,968  1,259,556       169  275,144
Contract owners' equity beginning
   of period ............................   5,860,343  1,233,804   848,105   94,799
                                           ----------  ---------  --------  -------
Contract owners' equity end of period ...  $6,144,311  2,493,360   848,274  369,943
                                           ==========  =========  ========  =======

CHANGES IN UNITS:
   Beginning units ......................   1,923,437    626,247    78,867   10,923
                                           ----------  ---------  --------  -------
   Units purchased ......................     332,603    502,676    26,414   28,842
   Units redeemed .......................    (253,858)  (122,175)  (30,373)  (1,318)
                                           ----------  ---------  --------  -------
   Ending units .........................   2,002,182  1,006,748    74,908   38,447
                                           ==========  =========  ========  =======

                                                   GVITGvtBd               GVITGrowth
                                           ------------------------  ----------------------
                                               2004         2003        2004        2003
                                           -----------  -----------  ----------  ----------
Investment activity:
   Net investment income (loss) .........    4,873,822    4,349,324       6,910      (2,075)
   Realized gain (loss) on investments ..    1,271,125    1,905,771    (335,978) (3,351,501)
   Change in unrealized gain (loss)
      on investments ....................   (8,962,021)     456,621     729,708   5,161,206
   Reinvested capital gains .............    2,833,814      303,327          --          --
                                           -----------  -----------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       16,740    7,015,043     400,640   1,807,630
                                           -----------  -----------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........   16,995,053   25,859,680   1,662,508   1,881,154
   Transfers between funds ..............  (25,089,244)   1,166,302    (582,767)   (280,200)
   Surrenders (note 6) ..................   (9,496,796)  (5,424,250)   (344,354)   (460,442)
   Death benefits (note 4) ..............     (101,572)     (57,154)    (75,698)     (8,507)
   Net policy repayments (loans)
      (note 5) ..........................     (203,228)    (533,469)    (98,669)     34,924
   Deductions for surrender charges
      (note 2d) .........................     (392,506)    (616,043)    (22,040)    (52,293)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................   (2,633,678)  (4,216,125)   (751,615)   (828,778)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (58,479)     (68,636)    (32,484)    (25,251)
      MSP contracts .....................       (9,067)     (11,332)     (1,163)     (1,152)
      SL contracts ......................      (37,747)     (34,460)     (3,335)     (2,419)
                                           -----------  -----------  ----------  ----------
         Net equity transactions ........  (21,027,264)  16,064,513    (249,617)    257,036
                                           -----------  -----------  ----------  ----------

Net change in contract owners' equity ...  (21,010,524)  23,079,556     151,023   2,064,666
Contract owners' equity beginning
   of period ............................  161,219,837  216,240,237  14,901,274  11,948,427
                                           -----------  -----------  ----------  ----------
Contract owners' equity end of period ...  140,209,313  239,319,793  15,052,297  14,013,093
                                           ===========  ===========  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................   11,739,257   15,832,361   2,222,372   2,437,525
                                           -----------  -----------  ----------  ----------
   Units purchased ......................    1,336,516    4,198,374     277,601     405,461
   Units redeemed .......................   (2,729,097)  (2,743,487)   (317,331)   (349,876)
                                           -----------  -----------  ----------  ----------
   Ending units .........................   10,346,676   17,287,248   2,182,642   2,493,110
                                           ===========  ===========  ==========  ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 GVITIDAgg              GVITIDCon
                                           ---------------------  --------------------
                                              2004        2003       2004       2003
                                           ----------  ---------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $   32,687     14,280     55,093     32,892
   Realized gain (loss) on investments ..      87,604     (4,053)    28,583     (4,217)
   Change in unrealized gain (loss) on
      investments .......................      85,464    232,930    (61,251)    85,933
   Reinvested capital gains .............      75,136         --     23,165         --
                                           ----------  ---------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     280,891    243,157     45,590    114,608
                                           ----------  ---------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........   1,210,447    470,888    652,557    509,440
   Transfers between funds ..............   1,456,170  1,245,656    563,552    616,024
   Surrenders (note 6) ..................     (23,540)   (11,648)  (135,507)   (10,081)
   Death benefits (note 4) ..............      (2,143)       (25)    (3,490)        --
   Net policy repayments (loans)
      (note 5) ..........................     (46,088)    (1,477)      (440)   (13,485)
   Deductions for surrender charges
      (note 2d) .........................      (7,493)    (1,323)    (6,880)    (1,145)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................    (330,315)  (149,523)  (212,434)  (123,752)
   Asset charges (note 3):
      FPVUL & VEL contracts .............     (11,956)    (4,420)    (5,830)    (3,078)
      MSP contracts .....................        (165)       (17)    (1,286)      (725)
      SL contracts ......................      (1,825)      (106)    (1,911)      (712)
                                           ----------  ---------  ---------  ---------
         Net equity transactions ........   2,243,092  1,548,005    848,331    972,486
                                           ----------  ---------  ---------  ---------

Net change in contract owners' equity ...   2,523,983  1,791,162    893,921  1,087,094
Contract owners' equity beginning of
   period ...............................   6,473,571  1,360,871  4,973,477  2,102,970
                                           ----------  ---------  ---------  ---------
Contract owners' equity end of period ...  $8,997,554  3,152,033  5,867,398  3,190,064
                                           ==========  =========  =========  =========

CHANGES IN UNITS:
   Beginning units ......................     589,444    163,357    458,729    209,267
                                           ----------  ---------  ---------  ---------
   Units purchased ......................     238,867    197,880    124,920    114,637
   Units redeemed .......................     (40,041)   (19,952)   (47,307)   (18,434)
                                           ----------  ---------  ---------  ---------
   Ending units .........................     788,270    341,285    536,342    305,470
                                           ==========  =========  =========  =========

                                                 GVITIDMod             GVITIDModAgg
                                           ---------------------  ----------------------
                                              2004        2003       2004        2003
                                           ----------  ---------  ----------  ----------
Investment activity:
   Net investment income (loss) .........     154,710     57,918     123,403     46,873
   Realized gain (loss) on investments ..      25,361     (5,613)    105,917    (20,980)
   Change in unrealized gain (loss) on
      investments .......................     181,603    499,502     254,763    698,299
   Reinvested capital gains .............      82,824         --     113,967         --
                                           ----------  ---------  ----------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     444,498    551,807     598,050    724,192
                                           ----------  ---------  ----------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........   4,268,266  1,697,668   3,083,278  1,601,913
   Transfers between funds ..............   5,667,095  3,293,418   7,279,451  3,205,179
   Surrenders (note 6) ..................     (91,804)   (73,165)   (284,455)   (10,479)
   Death benefits (note 4) ..............        (180)       (15)    (31,241)        --
   Net policy repayments (loans)
     (note 5) ...........................     (90,811)   (38,587)   (154,916)    31,865
   Deductions for surrender charges
      (note 2d) .........................      (8,539)    (8,309)    (12,971)    (1,190)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................    (952,511)  (336,360)   (944,969)  (362,610)
   Asset charges (note 3):
      FPVUL & VEL contracts .............     (31,886)   (10,295)    (32,393)    (9,139)
      MSP contracts .....................      (2,984)      (500)     (2,140)    (1,032)
      SL contracts ......................      (4,603)    (1,359)     (3,508)      (848)
                                           ----------  ---------  ----------  ---------
         Net equity transactions ........   8,752,043  4,522,496   8,896,136  4,453,659
                                           ----------  ---------  ----------  ---------

Net change in contract owners' equity ...   9,196,541  5,074,303   9,494,186  5,177,851
Contract owners' equity beginning of
   period ...............................  16,144,382  3,722,748  16,050,486  3,448,176
                                           ----------  ---------  ----------  ---------
Contract owners' equity end of period ...  25,340,923  8,797,051  25,544,672  8,626,027
                                           ==========  =========  ==========  =========

CHANGES IN UNITS:
   Beginning units ......................   1,471,635    407,326   1,459,312    396,964
                                           ----------  ---------  ----------  ---------
   Units purchased ......................     901,581    531,808     924,746    553,794
   Units redeemed .......................    (117,422)   (46,861)   (133,322)   (43,936)
                                           ----------  ---------  ----------  ---------
   Ending units .........................   2,255,794    892,273   2,250,736    906,822
                                           ==========  =========  ==========  =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                GVITIDModCon            GVITIntGro
                                           ----------------------  --------------------
                                               2004        2003       2004       2003
                                           -----------  ---------  ----------  --------
Investment activity:
   Net investment income (loss) .........  $    97,971     60,159        (938)     (508)
   Realized gain (loss) on investments ..       98,537    (15,470)    248,194   139,124
   Change in unrealized gain (loss)
      on investments ....................     (103,845)   288,723    (237,811)      (56)
   Reinvested capital gains .............       51,060         --          --        --
                                           -----------  ---------  ----------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      143,723    333,412       9,445   138,560
                                           -----------  ---------  ----------  --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    1,038,381  1,477,753     114,698   211,305
   Transfers between funds ..............    2,401,487  1,362,965  (1,008,217)   15,833
   Surrenders (note 6) ..................      (19,951)   (16,406)     (5,108)  (40,769)
   Death benefits (note 4) ..............       (1,165)        --          --        --
   Net policy repayments (loans)
      (note 5) ..........................      (62,358)    18,691      (3,429)     (794)
   Deductions for surrender charges
      (note 2d) .........................       (2,566)    (1,863)       (441)   (4,630)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (353,445)  (208,030)    396,615  (340,529)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (11,003)    (6,190)     (1,721)     (942)
      MSP contracts .....................       (1,777)      (720)        (86)       (7)
      SL contracts ......................       (4,186)    (2,679)       (117)      (86)
                                           -----------  ---------  ----------  --------
         Net equity transactions ........    2,983,417  2,623,521    (507,806) (160,619)
                                           -----------  ---------  ----------  --------

Net change in contract owners' equity ...    3,127,140  2,956,933    (498,361)  (22,059)
Contract owners' equity beginning
   of period ............................    8,942,689  4,086,566   2,051,563   643,696
                                           -----------  ---------  ----------  --------
Contract owners' equity end of period ...  $12,069,829  7,043,499   1,553,202   621,637
                                           ===========  =========  ==========  ========

CHANGES IN UNITS:
   Beginning units ......................      815,829    423,829     302,911   128,905
                                           -----------  ---------  ----------  --------
   Units purchased ......................      336,476    293,630      32,188    52,715
   Units redeemed .......................      (66,749)   (27,521)   (103,657)  (62,767)
                                           -----------  ---------  ----------  --------
   Ending units .........................    1,085,556    689,938     231,442   118,853
                                           ===========  =========  ==========  ========

                                                  GVITJPBal              GVITSMdCpGr
                                           ----------------------  ----------------------
                                              2004        2003        2004        2003
                                           ----------  ----------  ----------  ----------
Investment activity:
   Net investment income (loss) .........     153,377     150,973      (7,002)    (11,355)
   Realized gain (loss) on investments ..     115,688    (689,426)    558,100   1,415,209
   Change in unrealized gain (loss)
      on investments ....................      56,325   2,256,082     519,643   1,997,503
   Reinvested capital gains .............          --          --          --          --
                                           ----------  ----------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     325,390   1,717,629   1,070,741   3,401,357
                                           ----------  ----------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........   1,772,206   2,099,832   1,317,724   1,300,825
   Transfers between funds ..............  (1,272,804)    236,914  (1,709,311) (2,244,686)
   Surrenders (note 6) ..................  (1,662,563) (1,276,360)   (359,093)   (299,471)
   Death benefits (note 4) ..............          --     (11,641)     (4,638)     (9,524)
   Net policy repayments (loans)
      (note 5) ..........................      86,177       2,211    (129,407)     (9,710)
   Deductions for surrender charges
      (note 2d) .........................     (70,219)   (144,959)    (18,368)    (34,011)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................    (526,732)   (651,407)   (581,485)   (644,014)
   Asset charges (note 3):
      FPVUL & VEL contracts .............     (20,434)    (16,374)    (22,653)    (15,610)
      MSP contracts .....................      (1,142)     (1,398)       (404)       (331)
      SL contracts ......................      (3,925)     (3,556)     (2,727)     (1,991)
                                           ----------  ----------  ----------  ----------
         Net equity transactions ........  (1,699,436)    233,262  (1,510,362) (1,958,523)
                                           ----------  ----------  ----------  ----------

Net change in contract owners' equity ...  (1,374,046)  1,950,891    (439,621)  1,442,834
Contract owners' equity beginning
   of period ............................  20,653,281  18,920,048  17,505,609  17,470,890
                                           ----------  ----------  ----------  ----------
Contract owners' equity end of period ...  19,279,235  20,870,939  17,065,988  18,913,724
                                           ==========  ==========  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................   1,965,948   2,162,462   1,734,720   2,440,718
                                           ----------  ----------  ----------  ----------
   Units purchased ......................     195,587     341,864     180,623     399,674
   Units redeemed .......................    (370,431)   (307,484)   (294,551)   (665,926)
                                           ----------  ----------  ----------  ----------
   Ending units .........................   1,791,104   2,196,842   1,620,792   2,174,466
                                           ==========  ==========  ==========  ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     GVITMyMkt                 GVITMyMkt5
                                            -------------------------  ------------------------
                                                2004         2003         2004         2003
                                            ------------  -----------  -----------  -----------
Investment activity:
   Net investment income (loss) .........   $    321,637      756,445      456,893      810,105
   Realized gain (loss) on investments ..             --           --           --           --
   Change in unrealized gain (loss)
      on investments ....................             --           --           --           --
   Reinvested capital gains .............             --           --           --           --
                                            ------------  -----------  -----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................        321,637      756,445      456,893      810,105
                                            ------------  -----------  -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     43,793,741   51,302,869   67,878,621   83,547,364
   Transfers between funds ..............    (34,297,924) (73,934,776) (46,435,948) (39,320,923)
   Surrenders (note 6) ..................    (14,566,479) (16,121,417) (15,573,400)  (1,201,899)
   Death benefits (note 4) ..............       (189,903)    (209,214)     (49,319)      (8,527)
   Net policy repayments (loans)
      (note 5) ..........................        287,287   (2,053,421)      (3,422)     751,319
   Deductions for surrender charges
      (note 2d) .........................       (658,966)  (1,830,942)    (582,300)    (136,502)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (8,446,335)  (5,838,971)  (2,954,267)  (3,952,382)
   Asset charges (note 3):
      FPVUL & VEL contracts .............       (211,574)    (250,180)          --           --
      MSP contracts .....................        (13,483)     (11,118)          --           --
      SL contracts ......................        (39,936)     (52,776)          --           --
                                            ------------  -----------  -----------  -----------
         Net equity transactions ........    (14,343,572) (48,999,946)   2,279,965   39,678,450
                                            ------------  -----------  -----------  -----------

Net change in contract owners' equity ...    (14,021,935) (48,243,501)   2,736,858   40,488,555
Contract owners' equity beginning
   of period ............................    166,183,415  250,677,064  285,855,485  263,553,933
                                            ------------  -----------  -----------  -----------
Contract owners' equity end of period ...   $152,161,480  202,433,563  288,592,343  304,042,488
                                            ============  ===========  ===========  ===========
CHANGES IN UNITS:
   Beginning units ......................     13,832,030   20,878,155   28,409,452   26,310,238
                                            ------------  -----------  -----------  -----------
   Units purchased ......................      3,769,859    6,296,521    6,843,372   14,825,566
   Units redeemed .......................     (4,966,253) (10,320,466)  (6,620,186) (10,865,108)
                                            ------------  -----------  -----------  -----------
   Ending units .........................     12,635,636   16,854,210   28,632,638   30,270,696
                                            ============  ===========  ===========  ===========

                                                  GVITNWFund             GVITLead
                                            ------------------------  ----------------
                                               2004         2003       2004     2003
                                            -----------  -----------  -------  -------
Investment activity:
   Net investment income (loss) .........     1,064,877      658,594     (256)     408
   Realized gain (loss) on investments ..        56,743  (17,193,853)   8,399   (3,076)
   Change in unrealized gain (loss)
      on investments ....................     3,645,459   39,116,191    7,352   21,937
   Reinvested capital gains .............            --           --       --       --
                                            -----------  -----------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     4,767,079   22,580,932   15,495   19,269
                                            -----------  -----------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     3,647,481    4,183,451   36,702   40,026
   Transfers between funds ..............        90,410   23,521,820  193,456   93,336
   Surrenders (note 6) ..................    (1,100,396)    (817,961) (30,934)  (2,114)
   Death benefits (note 4) ..............      (131,675)     (19,643)      --       --
   Net policy repayments (loans)
      (note 5) ..........................      (187,070)     (82,902)  (3,209)  (4,962)
   Deductions for surrender charges
      (note 2d) .........................       (62,371)     (92,897)  (1,197)    (240)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................    (2,783,318)  (3,031,157) (10,722)  (7,635)
   Asset charges (note 3):
      FPVUL & VEL contracts .............       (87,412)     (69,104)    (477)    (320)
      MSP contracts .....................        (6,252)      (5,203)      --       --
      SL contracts ......................        (7,127)      (5,905)     (18)      (5)
                                            -----------  -----------  -------  -------
         Net equity transactions ........      (627,730)  23,580,499  183,601  118,086
                                            -----------  -----------  -------  -------

Net change in contract owners' equity ...     4,139,349   46,161,431  199,096  137,355
Contract owners' equity beginning
   of period ............................   224,447,215  152,004,356  364,981  128,401
                                            -----------  -----------  -------  -------
Contract owners' equity end of period ...   228,586,564  198,165,787  564,077  265,756
                                            ===========  ===========  =======  =======
CHANGES IN UNITS:
   Beginning units ......................    22,934,562   19,713,536   34,475   15,191
                                            -----------  -----------  -------  -------
   Units purchased ......................       367,162    3,850,811   19,242   16,637
   Units redeemed .......................      (430,556)    (566,680)  (2,593)  (2,427)
                                            -----------  -----------  -------  -------
   Ending units .........................    22,871,168   22,997,667   51,124   29,401
                                            ===========  ===========  =======  =======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 GVITNStrVal             GVITSmCapGr
                                           ----------------------  ----------------------
                                              2004        2003        2004        2003
                                           -----------  ---------  ----------  ----------
Investment activity:
   Net investment income (loss) .........  $      (461)      (121)    (13,108)     (7,442)
   Realized gain (loss) on investments ..      489,318   (174,745)  1,074,838    (181,385)
   Change in unrealized gain (loss)
      on investments ....................     (371,092)   435,044    (312,727)  2,070,666
   Reinvested capital gains .............           --         --          --          --
                                           -----------  ---------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      117,765    260,178     749,003   1,881,839
                                           -----------  ---------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........       61,038     74,708   2,241,852   1,835,205
   Transfers between funds ..............   (1,771,832)    32,739  (1,244,347)    356,644
   Surrenders (note 6) ..................       (2,571)    (7,894)   (397,165)   (308,482)
   Death benefits (note 4) ..............           --         --      (8,370)        (65)
   Net policy repayments (loans)
      (note 5) ..........................         (426)    (1,961)      7,712     (29,038)
   Deductions for surrender charges
      (note 2d) .........................          (99)      (896)    (19,403)    (35,035)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................      (24,402)   (44,658)    448,855  (1,320,155)
   Asset charges (note 3):
      FPVUL & VEL contracts .............       (1,176)    (1,424)    (20,789)    (14,145)
      MSP contracts .....................         (188)      (198)       (343)       (238)
      SL contracts ......................         (194)      (203)     (5,623)     (3,949)
                                           -----------  ---------  ----------  ----------
         Net equity transactions ........   (1,739,850)    50,213   1,002,379     480,742
                                           -----------  ---------  ----------  ----------

Net change in contract owners' equity ...   (1,622,085)   310,391   1,751,382   2,362,581
Contract owners' equity beginning
   of period ............................    1,622,085  1,514,852  19,845,051  11,395,584
                                           -----------  ---------  ----------  ----------
Contract owners' equity end of period ...  $        --  1,825,243  21,596,433  13,758,165
                                           ===========  =========  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................      156,411    202,694   1,453,721   1,119,506
                                           -----------  ---------  ----------  ----------
   Units purchased ......................       11,179     23,996     191,170     276,960
   Units redeemed .......................     (167,590)   (13,516)   (115,067)   (228,658)
                                           -----------  ---------  ----------  ----------
   Ending units .........................           --    213,174   1,529,824   1,167,808
                                           ===========  =========  ==========  ==========

                                                GVITSmCapVal             GVITSmComp
                                           ----------------------  ----------------------
                                              2004       2003        2004         2003
                                           ----------  ----------  ----------  ----------
Investment activity:
   Net investment income (loss) .........     (61,567)    (36,984)    (85,656)    (62,893)
   Realized gain (loss) on investments ..   1,306,349  (3,237,682)  1,885,882  (1,757,060)
   Change in unrealized gain (loss)
      on investments ....................   3,085,994  12,226,640   3,554,243  10,401,651
   Reinvested capital gains .............          --          --          --          --
                                           ----------  ----------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   4,330,776   8,951,974   5,354,469   8,581,698
                                           ----------  ----------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........   7,108,571   6,076,440   7,866,516   7,341,262
   Transfers between funds ..............  (1,112,490)    201,033  (2,669,180)  1,563,478
   Surrenders (note 6) ..................  (1,836,451) (1,214,350) (4,646,410)   (502,895)
   Death benefits (note 4) ..............     (41,321)     (2,961)    (92,319)    (10,725)
   Net policy repayments (loans)
      (note 5) ..........................    (340,249)     89,554    (272,480)   (126,109)
   Deductions for surrender charges
      (note 2d) .........................     (80,648)   (137,916)   (185,984)    (57,115)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................  (2,017,198) (1,539,937) (1,643,044) (1,463,617)
   Asset charges (note 3):
      FPVUL & VEL contracts .............     (79,795)    (48,408)    (56,788)    (38,682)
      MSP contracts .....................      (2,477)     (1,600)     (1,835)     (1,317)
      SL contracts ......................     (15,739)     (9,161)    (10,209)     (6,572)
                                           ----------  ----------  ----------  ----------
         Net equity transactions ........   1,582,203   3,412,694  (1,711,733)  6,697,708
                                           ----------  ----------  ----------  ----------

Net change in contract owners' equity ...   5,912,979  12,364,668   3,642,736  15,279,406
Contract owners' equity beginning
   of period ............................  80,325,414  44,710,049  80,466,986  49,304,733
                                           ----------  ----------  ----------  ----------
Contract owners' equity end of period ...  86,238,393  57,074,717  84,109,722  64,584,139
                                           ==========  ==========  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................   4,241,435   3,651,086   5,165,973   4,334,554
                                           ----------  ----------  ----------  ----------
   Units purchased ......................     467,815     748,308     600,448   1,070,858
   Units redeemed .......................    (346,894)   (468,588)   (624,911)   (383,433)
                                           ----------  ----------  ----------  ----------
   Ending units .........................   4,362,356   3,930,806   5,141,510   5,021,979
                                           ==========  ==========  ==========  ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                GVITTGroFoc           GVITUSGro            GVITVKMultiSec        GSMCV
                                           --------------------  --------------------  ----------------------  ----------
                                              2004       2003       2004      2003        2004        2003     2004  2003
                                           -----------  -------  ---------  ---------  ----------  ----------  ----  ----
Investment activity:
   Net investment income (loss) .........  $      (307)    (134)    (1,796)      (311)    408,685     772,560    --    --
   Realized gain (loss) on investments ..       93,433  (38,680)  (298,362)    83,274     221,399     324,344    --     6
   Change in unrealized gain (loss)
      on investments ....................      (66,842) 130,958    170,067    155,904    (794,479)    971,216    --    20
   Reinvested capital gains .............           --       --    156,641         --          --          --    --    --
                                           -----------  -------  ---------  ---------  ----------  ----------   ---  ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       26,284   92,144     26,550    238,867    (164,395)  2,068,120    --    26
                                           -----------  -------  ---------  ---------  ----------  ----------   ---  ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........       86,970   67,053    404,300     88,142   1,486,399   2,243,107    --    --
   Transfers between funds ..............   (1,186,674) 269,583   (616,117) 1,607,869  (2,503,883)  4,490,598    --  (763)
   Surrenders (note 6) ..................      (22,176) (25,218)  (115,525)   (16,758)   (316,423)   (397,409)   --    --
   Death benefits (note 4) ..............         (386)      --     (5,028)        --      (3,993)     (8,076)   --    --
   Net policy repayments (loans)
      (note 5) ..........................       (2,829)      (6)    (2,585)     1,896      (7,132)     (3,497)   --    --
   Deductions for surrender charges
      (note 2d) .........................         (858)  (2,864)    (4,968)    (1,903)    (12,103)    (45,135)   --    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................      (22,274) (24,612)  (133,750)   (36,202)   (511,704)   (557,317)   --   737
   Asset charges (note 3):
      FPVUL & VEL contracts .............         (821)    (887)    (5,524)    (1,544)    (12,814)    (12,906)   --    --
      MSP contracts .....................           (7)     (10)      (128)       (22)     (1,574)     (1,735)   --    --
      SL contracts ......................         (176)    (179)      (453)       (52)     (1,760)     (2,193)   --    --
                                           -----------  -------  ---------  ---------  ----------  ----------   ---  ----
         Net equity transactions ........   (1,149,231) 282,860   (479,778) 1,641,426  (1,884,987)  5,705,437    --   (26)
                                           -----------  -------  ---------  ---------  ----------  ----------   ---  ----

Net change in contract owners' equity ...   (1,122,947) 375,004   (453,228) 1,880,293  (2,049,382)  7,773,557    --    --
Contract owners' equity beginning
   of period ............................    1,122,947  459,519  4,336,194    401,922  21,100,002  22,443,888    --    --
                                           -----------  -------  ---------  ---------  ----------  ----------   ---  ----
Contract owners' equity end of period ...  $        --  834,523  3,882,966  2,282,215  19,050,620  30,217,445    --    --
                                           ===========  =======  =========  =========  ==========  ==========   ===  ====
CHANGES IN UNITS:
   Beginning units ......................      337,566  208,046    346,883     48,858   1,587,574   1,873,291    --    --
                                           -----------  -------  ---------  ---------  ----------  ----------   ---  ----
   Units purchased ......................       24,433  149,462     53,269    175,669     123,284     897,124    --    77
   Units redeemed .......................     (361,999) (47,971)   (96,870)    (6,076)   (269,912)   (422,207)   --   (77)
                                           -----------  -------  ---------  ---------  ----------  ----------   ---  ----
   Ending units .........................           --  309,537    303,282    218,451   1,440,946   2,348,208    --    --
                                           ===========  =======  =========  =========  ==========  ==========   ===  ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                  GVITWLead            GSVITMidCap
                                           ---------------------  ---------------------
                                              2004        2003       2004        2003
                                           ----------  ---------  ----------  ---------
Investment activity:
   Net investment income (loss) .........  $     (582)    (1,256)    (34,047)    (6,407)
   Realized gain (loss) on investments ..     108,235   (478,707)    821,932     (4,233)
   Change in unrealized gain (loss)
      on investments ....................    (135,437)   769,609   1,488,022    526,460
   Reinvested capital gains .............          --         --          --         --
                                           ----------  ---------  ----------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (27,784)   289,646   2,275,907    515,820
                                           ----------  ---------  ----------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     283,965    331,723   2,752,424  1,075,998
   Transfers between funds ..............    (239,561)  (194,494)  7,024,113  3,973,096
   Surrenders (note 6) ..................     (85,951)  (101,811)   (574,883)   (12,813)
   Death benefits (note 4) ..............      (6,568)      (177)    (47,558)        --
   Net policy repayments (loans)
      (note 5) ..........................      42,099       (446)         --     (2,626)
   Deductions for surrender charges
      (note 2d) .........................      (6,454)   (11,563)    (22,239)    (1,455)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................    (131,695)  (139,529)   (207,016)   (34,520)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (6,350)    (4,842)         --         --
      MSP contracts .....................        (139)      (133)         --         --
      SL contracts ......................        (666)      (399)         --         --
                                           ----------  ---------  ----------  ---------
         Net equity transactions ........    (151,320)  (121,671)  8,924,841  4,997,680
                                           ----------  ---------  ----------  ---------

Net change in contract owners' equity ...    (179,104)   167,975  11,200,748  5,513,500
Contract owners' equity beginning
   of period ............................   3,652,676  3,004,634  17,551,174     72,774
                                           ----------  ---------  ----------  ---------
Contract owners' equity end of period ...  $3,473,572  3,172,609  28,751,922  5,586,274
                                           ==========  =========  ==========  =========

CHANGES IN UNITS:
   Beginning units ......................     359,266    406,549   1,387,658      7,368
                                           ----------  ---------  ----------  ---------
   Units purchased ......................      40,608     62,011     739,589    521,380
   Units redeemed .......................     (57,540)   (76,870)    (65,393)    (6,384)
                                           ----------  ---------  ----------  ---------
   Ending units .........................     342,334    391,690   2,061,854    522,364
                                           ==========  =========  ==========  =========

                                                  JanBal                JanCapAp
                                           --------------------  ----------------------
                                              2004       2003       2004        2003
                                           ---------  ---------  ----------  ----------
Investment activity:
   Net investment income (loss) .........     36,722     18,326     (27,374)     25,778
   Realized gain (loss) on investments ..     48,544       (318)    433,129  (1,477,882)
   Change in unrealized gain (loss)
      on investments ....................     11,095     28,676   1,845,024   4,079,766
   Reinvested capital gains .............         --         --          --          --
                                           ---------  ---------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     96,361     46,684   2,250,779   2,627,662
                                           ---------  ---------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    891,652    272,101   3,408,791   3,542,719
   Transfers between funds ..............  1,376,770  1,913,197  (4,555,507)    235,551
   Surrenders (note 6) ..................    (62,725)   (19,923)   (449,491)   (538,526)
   Death benefits (note 4) ..............    (27,509)        --     (11,260)    (10,415)
   Net policy repayments (loans)
      (note 5) ..........................      1,012         (3)    (61,177)    (41,958)
   Deductions for surrender charges
      (note 2d) .........................     (2,582)    (2,263)    (33,684)    (61,162)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................    (84,826)   (10,065) (1,167,963) (1,287,359)
   Asset charges (note 3):
      FPVUL & VEL contracts .............     (1,174)       (11)    (45,525)    (37,200)
      MSP contracts .....................         (1)        --      (1,049)     (1,033)
      SL contracts ......................       (195)        --      (5,971)     (5,259)
                                           ---------  ---------  ----------  ----------
         Net equity transactions ........  2,090,422  2,153,033  (2,922,836)  1,795,358
                                           ---------  ---------  ----------  ----------

Net change in contract owners' equity ...  2,186,783  2,199,717    (672,057)  4,423,020
Contract owners' equity beginning
   of period ............................  5,108,439      9,803  41,144,561  28,913,142
                                           ---------  ---------  ----------  ----------
Contract owners' equity end of period ...  7,295,222  2,209,520  40,472,504  33,336,162
                                           =========  =========  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................    449,080        977   6,358,834   5,364,244
                                           ---------  ---------  ----------  ----------
   Units purchased ......................    206,218    208,107     541,803     847,173
   Units redeemed .......................    (24,464)    (1,190)   (989,679)   (512,487)
                                           ---------  ---------  ----------  ----------
   Ending units .........................    630,834    207,894   5,910,958   5,698,930
                                           =========  =========  ==========  ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                   JanGlTech               JanIntGro          JanRMgLgCap     MFSVITInvGrwI
                                           -----------------------  ----------------------  --------------  ----------------
                                               2004        2003        2004        2003       2004    2003     2004     2003
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  -----
Investment activity:
   Net investment income (loss) .........  $    (4,626)     (3,970)    147,173     231,865      946     --       (126)    (1)
   Realized gain (loss) on investments ..     (446,363) (1,460,395)  1,422,719     347,609    5,132     16      6,256     --
   Change in unrealized gain (loss)
      on investments ....................      325,723   3,332,600  (1,952,898)  1,389,516     (453)    --      9,193    (94)
   Reinvested capital gains .............           --          --          --          --       --     --         --     --
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (125,266)  1,868,235    (383,006)  1,968,990    5,625     16     15,323    (95)
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  -----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    1,350,756   1,914,324   3,097,277   3,531,865   12,207     --    145,362     96
   Transfers between funds ..............     (741,622) (1,068,281) (1,427,867) (5,844,641)  97,323  1,092    948,824  5,166
   Surrenders (note 6) ..................     (315,362)   (249,265)   (599,002)   (430,229)  (1,148)    --    (16,053)    --
   Death benefits (note 4) ..............         (379)     (3,379)    (12,721)     (8,143)      --     --         --     --
   Net policy repayments (loans)
      (note 5) ..........................      (26,883)    (21,960)    (42,488)    (29,524)  (8,151)    --     (8,111)    --
   Deductions for surrender charges
      (note 2d) .........................      (18,203)    (28,309)    (31,197)    (48,862)      --     --       (621)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (547,297)   (594,238)   (908,122) (1,064,487)  (4,226)    (4)   (47,849)   (22)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (22,528)    (17,205)    (37,796)    (27,599)    (172)    --     (2,143)    --
      MSP contracts .....................         (463)       (348)       (773)       (676)      --     --        (62)    --
      SL contracts ......................       (4,196)     (2,866)     (5,034)     (3,843)      (3)    --       (123)    --
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  -----
         Net equity transactions ........     (326,177)    (71,527)     32,277  (3,926,139)  95,830  1,088  1,019,224  5,240
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  -----

Net change in contract owners' equity ...     (451,443)  1,796,708    (350,729) (1,957,149) 101,455  1,104  1,034,547  5,145
Contract owners' equity beginning
   of period ............................   15,076,606  10,287,472  36,484,345  31,942,807   40,327     --    451,447     --
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  -----
Contract owners' equity end of period ...  $14,625,163  12,084,180  36,133,616  29,985,658  141,782  1,104  1,485,994  5,145
                                           ===========  ==========  ==========  ==========  =======  =====  =========  =====

CHANGES IN UNITS:
   Beginning units ......................    4,234,188   4,230,880   5,805,013   6,832,396    3,278     --     38,925     --
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  -----
   Units purchased ......................      400,273     848,479     510,435     988,778    8,540    104     92,452    485
   Units redeemed .......................     (491,841)   (876,605)   (518,774) (1,791,408)  (1,060)    --     (6,407)    (2)
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  -----
   Ending units .........................    4,142,620   4,202,754   5,796,674   6,029,766   10,758    104    124,970    483
                                           ===========  ==========  ==========  ==========  =======  =====  =========  =====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                              MFSVITValIn         NBAMTFasc             NBAMTGuard            NBAMTLMat
                                           ----------------  ------------------  ----------------------  ------------------
                                             2004     2003      2004      2003      2004        2003        2004      2003
                                           --------  ------  ---------  -------  ----------  ----------  ---------  -------
Investment activity:
   Net investment income (loss) .........  $  2,650      (3)    (1,146)    (337)     (7,742)     (9,858)      (108)       1
   Realized gain (loss) on investments ..     2,429      (3)    19,147   (2,490)    402,810  (2,531,726)   (26,184)     105
   Change in unrealized gain (loss)
      on investments ....................     1,239  (1,589)    36,140   21,240     168,235   4,256,030     17,685      216
   Reinvested capital gains .............     8,181      --         --       --          --          --         --       --
                                           --------  ------  ---------  -------  ----------  ----------  ---------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    14,499  (1,595)    54,141   18,413     563,303   1,714,446     (8,607)     322
                                           --------  ------  ---------  -------  ----------  ----------  ---------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    83,412      --    184,126   25,662     962,468   1,714,111     90,442   11,940
   Transfers between funds ..............   253,299  83,453    246,104  619,115  (2,068,796) (4,628,677) 1,352,955  156,229
   Surrenders (note 6) ..................       106      --     (2,118)  (1,895)   (149,477)   (228,286)    (7,130)      --
   Death benefits (note 4) ..............        --      --       (102)      --     (80,474)       (159)        --       --
   Net policy repayments (loans)
      (note 5) ..........................    (1,895)     --     (1,004)      (7)    (48,692)      4,355     (7,058)      --
   Deductions for surrender charges
      (note 2d) .........................       (90)     --        (82)    (215)    (10,019)    (25,927)      (276)      --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................   (27,585)    (35)   (16,739)  (3,286)   (364,893)   (375,088)   (42,649)  (1,182)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (973)    (13)      (414)      --     (15,377)    (12,445)    (2,605)     (54)
      MSP contracts .....................        --      --         --       --        (431)       (544)      (266)      --
      SL contracts ......................       (64)     --         --       --      (2,649)     (1,899)      (323)     (24)
                                           --------  ------  ---------  -------  ----------  ----------  ---------  -------
         Net equity transactions ........   306,210  83,405    409,771  639,374  (1,778,340) (3,554,559) 1,383,090  166,909
                                           --------  ------  ---------  -------  ----------  ----------  ---------  -------

Net change in contract owners' equity ...   320,709  81,810    463,912  657,787  (1,215,037) (1,840,113) 1,374,483  167,231
Contract owners' equity beginning
   of period ............................   268,171      --    868,210   35,726  13,937,956  14,922,297  1,180,902       --
                                           --------  ------  ---------  -------  ----------  ----------  ---------  -------
Contract owners' equity end of period ...  $588,880  81,810  1,332,122  693,513  12,722,919  13,082,184  2,555,385  167,231
                                           ========  ======  =========  =======  ==========  ==========  =========  =======

CHANGES IN UNITS:
   Beginning units ......................    21,683      --     69,138    3,552   1,111,032   1,679,893    116,918       --
                                           --------  ------  ---------  -------  ----------  ----------  ---------  -------
   Units purchased ......................    26,842   7,683     34,581   63,270      96,996     232,612    152,193   16,763
   Units redeemed .......................    (2,521)     (5)    (3,185)  (2,667)   (256,740)   (685,641)   (16,109)    (125)
                                           --------  ------  ---------  -------  ----------  ----------  ---------  -------
   Ending units .........................    46,004   7,678    100,534   64,155     951,288   1,226,864    253,002   16,638
                                           ========  ======  =========  =======  ==========  ==========  =========  =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                  NBAMTMCGr                NBAMTPart          NBAMTSocRes        OGMidCapGr
                                           -----------------------  ----------------------  --------------  --------------------
                                               2004        2003        2004        2003       2004    2003     2004       2003
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $   (20,492)    (27,586)     (6,701)     (6,050)     (93)    --     (4,139)    (1,474)
   Realized gain (loss) on investments ..     (365,641) (5,042,987)    280,596    (471,034)     742     --    255,817     (3,433)
   Change in unrealized gain (loss)
      on investments ....................    3,114,767   9,419,353     463,299   2,322,329    3,288    (34)  (101,376)   118,709
   Reinvested capital gains .............           --          --          --          --       --     --         --         --
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    2,728,634   4,348,780     737,194   1,845,245    3,937    (34)   150,302    113,802
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    3,113,704   4,347,982     917,419     776,861   68,260     43    103,028    114,076
   Transfers between funds ..............   (4,794,338) (3,339,172)    945,629      45,076   93,412  6,321   (294,649)   721,678
   Surrenders (note 6) ..................     (672,019) (1,175,149)   (529,122)   (247,948)      --     --    (11,917)    (1,222)
   Death benefits (note 4) ..............      (15,624)     (5,081)    (21,749)     (8,680)      --     --       (206)        --
   Net policy repayments (loans)
      (note 5) ..........................      (59,890)   (249,967)    101,881      24,836      890     --         --         (7)
   Deductions for surrender charges
      (note 2d) .........................      (33,202)   (133,464)    (10,851)    (28,160)      --     --       (461)      (139)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................   (1,073,797) (1,206,969)   (375,093)   (380,425) (17,251)   (23)   (33,583)   (12,140)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (41,371)    (31,380)    (18,997)    (14,764)    (436)    (2)        --         --
      MSP contracts .....................         (873)       (811)       (814)       (706)      --     --         --         --
      SL contracts ......................       (6,068)     (4,442)     (4,109)     (2,773)     (65)    --         --         --
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  ---------
         Net equity transactions ........   (3,583,478) (1,798,453)  1,004,194     163,317  144,810  6,339   (237,788)   822,246
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  ---------

Net change in contract owners' equity ...     (854,844)  2,550,327   1,741,388   2,008,562  148,747  6,305    (87,486)   936,048
Contract owners' equity beginning
   of period ............................   38,859,070  36,682,614  13,285,260  10,515,078  127,955     --  2,795,974    200,800
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  ---------
Contract owners' equity end of period ...  $38,004,226  39,232,941  15,026,648  12,523,640  276,702  6,305  2,708,488  1,136,848
                                           ===========  ==========  ==========  ==========  =======  =====  =========  =========

CHANGES IN UNITS:
   Beginning units ......................    3,421,784   4,122,483   1,221,620   1,311,811   10,340     --    219,218     19,940
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  ---------
   Units purchased ......................      381,265   1,032,110     310,697     214,374   13,576    589     24,052     85,040
   Units redeemed .......................     (648,085) (1,099,656)   (218,873)   (199,615)  (1,982)    (2)   (42,056)    (3,244)
                                           -----------  ----------  ----------  ----------  -------  -----  ---------  ---------
   Ending units .........................    3,154,964   4,054,937   1,313,444   1,326,570   21,934    587    201,214    101,736
                                           ===========  ==========  ==========  ==========  =======  =====  =========  =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                OGMidCapV              OppAggGro
                                           -------------------  ----------------------
                                              2004       2003      2004        2003
                                           ----------  -------  ----------  ----------
Investment activity:
   Net investment income (loss) .........  $    5,319    1,940     (42,944)    (43,623)
   Realized gain (loss) on investments ..      50,884      184    (193,086) (5,542,734)
   Change in unrealized gain (loss)
      on investments ....................      10,844   45,432   5,679,073  12,284,486
   Reinvested capital gains .............          --       --          --          --
                                           ----------  -------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      67,047   47,556   5,443,043   6,698,129
                                           ----------  -------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........      50,490   48,258   5,794,525   6,164,491
   Transfers between funds ..............   1,175,351   97,241  (1,884,589) (1,082,713)
   Surrenders (note 6) ..................          --   (1,218) (1,651,195)   (899,798)
   Death benefits (note 4) ..............        (190)      --     (70,140)    (19,136)
   Net policy repayments (loans)
      (note 5) ..........................          --       --    (225,433)    (36,956)
   Deductions for surrender charges
      (note 2d) .........................          --     (138)    (75,858)   (102,192)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (16,141)  (9,803) (1,574,288) (1,812,345)
   Asset charges (note 3):
      FPVUL & VEL contracts .............          --       --     (58,038)    (45,613)
      MSP contracts .....................          --       --      (1,464)     (1,535)
      SL contracts ......................          --       --      (6,224)     (4,721)
                                           ----------  -------  ----------  ----------
         Net equity transactions ........   1,209,510  134,340     247,296   2,159,482
                                           ----------  -------  ----------  ----------

Net change in contract owners' equity ...   1,276,557  181,896   5,690,339   8,857,611
Contract owners' equity beginning
   of period ............................     594,745  386,963  54,545,378  46,785,166
                                           ----------  -------  ----------  ----------
Contract owners' equity end of period ...  $1,871,302  568,859  60,235,717  55,642,777
                                           ==========  =======  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................      45,289   39,000   5,597,728   5,745,655
                                           ----------  -------  ----------  ----------
   Units purchased ......................      90,546   14,753     888,184   1,104,797
   Units redeemed .......................      (2,059)  (1,185)   (636,956)   (753,843)
                                           ----------  -------  ----------  ----------
   Ending units .........................     133,776   52,568   5,848,956   6,096,609
                                           ==========  =======  ==========  ==========

                                                    OppCapAp              OppGlSec
                                           -----------------------  ----------------------
                                               2004        2003        2004        2003
                                           -----------  ----------  ----------  ----------
Investment activity:
   Net investment income (loss) .........      261,775     267,931     516,949     211,532
   Realized gain (loss) on investments ..     (478,939) (4,454,170)  2,052,609  (3,987,381)
   Change in unrealized gain (loss)
      on investments ....................    2,999,220  14,526,624  (1,264,663)  7,152,659
   Reinvested capital gains .............           --          --          --          --
                                           -----------  ----------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    2,782,056  10,340,385   1,304,895   3,376,810
                                           -----------  ----------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........   16,710,151  13,762,304   4,168,587   3,137,432
   Transfers between funds ..............    4,028,622   1,533,321   5,205,212   1,726,284
   Surrenders (note 6) ..................   (3,678,848)   (996,404) (1,108,897)   (810,723)
   Death benefits (note 4) ..............     (112,932)    (28,196)    (25,962)     (8,685)
   Net policy repayments (loans)
      (note 5) ..........................     (215,313)   (131,938)     (6,445)   (432,839)
   Deductions for surrender charges
      (note 2d) .........................     (167,629)   (113,164)    (51,055)    (92,075)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................   (2,671,993) (2,557,734)   (568,182) (1,051,035)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (89,825)    (66,616)    (34,414)    (19,454)
      MSP contracts .....................       (2,511)     (1,966)       (658)       (412)
      SL contracts ......................      (11,349)     (8,355)     (5,972)     (2,660)
                                           -----------  ----------  ----------  ----------
         Net equity transactions ........   13,788,373  11,391,252   7,572,214   2,445,833
                                           -----------  ----------  ----------  ----------

Net change in contract owners' equity ...   16,570,429  21,731,637   8,877,109   5,822,643
Contract owners' equity beginning
   of period ............................  118,446,268  74,512,312  39,693,025  26,000,774
                                           -----------  ----------  ----------  ----------
Contract owners' equity end of period ...  135,016,697  96,243,949  48,570,134  31,823,417
                                           ===========  ==========  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................    9,502,860   7,585,502   4,248,465   3,973,943
                                           -----------  ----------  ----------  ----------
   Units purchased ......................    2,078,399   1,962,002   1,174,665     807,853
   Units redeemed .......................     (623,539)   (730,493)   (387,298)   (422,894)
                                           -----------  ----------  ----------  ----------
   Ending units .........................   10,957,720   8,817,011   5,035,832   4,358,902
                                           ===========  ==========  ==========  ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                               OppHighInc            OppMSFund            OppMSSmCap            PIMLowDur
                                           -----------------  ----------------------  ------------------  ---------------------
                                              2004      2003     2004        2003        2004      2003      2004        2003
                                           ----------  -----  ----------  ----------  ---------  -------  ----------  ---------
Investment activity:
   Net investment income (loss) .........  $   75,444     --     327,740     291,573       (149)       1     182,493     16,260
   Realized gain (loss) on investments ..      14,440    657     129,262  (1,813,797)   125,372      384     (15,914)     1,472
   Change in unrealized gain (loss)
      on investments ....................     (65,087)   (26)    606,728   4,784,093    (57,413)   1,430    (123,485)    24,783
   Reinvested capital gains .............          --     --          --          --         --       --          --         --
                                           ----------  -----  ----------  ----------  ---------  -------  ----------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      24,797    631   1,063,730   3,261,869     67,810    1,815      43,094     42,515
                                           ----------  -----  ----------  ----------  ---------  -------  ----------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........     137,085    140   3,983,177   3,850,458    210,429       --   4,723,178    632,487
   Transfers between funds ..............     (93,905) 6,365    (906,276)  2,557,871     13,752  195,635  18,246,623  2,656,041
   Surrenders (note 6) ..................     (61,743)    --  (1,136,883)   (614,245)   (96,190)      --  (2,534,892)    (5,777)
   Death benefits (note 4) ..............          --     --     (45,311)    (11,722)    (4,692)      --     (92,618)        --
   Net policy repayments (loans)
      (note 5) ..........................      (2,941)    --    (229,912)    (35,074)    12,959       --          --        (35)
   Deductions for surrender charges
      (note 2d) .........................      (2,710)    --     (64,351)    (69,761)    (4,437)      --     (98,060)      (656)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (41,360)   (55) (1,358,779) (1,359,941)   (46,760)    (273)   (466,295)   (27,061)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (2,066)    (1)    (57,882)    (42,671)    (2,195)     (11)         --         --
      MSP contracts .....................         (22)    --      (2,602)     (1,743)      (202)      --          --         --
      SL contracts ......................         (59)    --      (7,856)     (5,718)      (131)     (20)         --         --
                                           ----------  -----  ----------  ----------  ---------  -------  ----------  ---------
         Net equity transactions ........     (67,721) 6,449     173,325   4,267,454     82,533  195,331  19,777,936  3,254,999
                                           ----------  -----  ----------  ----------  ---------  -------  ----------  ---------

Net change in contract owners' equity ...     (42,924) 7,080   1,237,055   7,529,323    150,343  197,146  19,821,030  3,297,514
Contract owners' equity beginning
   of period ............................   1,540,161     --  41,901,792  27,448,873  1,130,777       --  35,511,501    458,493
                                           ----------  -----  ----------  ----------  ---------  -------  ----------  ---------
Contract owners' equity end of period ...  $1,497,237  7,080  43,138,847  34,978,196  1,281,120  197,146  55,332,531  3,756,007
                                           ==========  =====  ==========  ==========  =========  =======  ==========  =========

CHANGES IN UNITS:
   Beginning units ......................     137,738     --   4,090,438   3,375,910     81,527       --   3,413,680     45,027
                                           ----------  -----  ----------  ----------  ---------  -------  ----------  ---------
   Units purchased ......................      26,995    690     493,778     857,795     32,914   17,699   2,206,057    323,618
   Units redeemed .......................     (33,021)    (6)   (467,952)   (290,502)   (26,833)     (27)   (313,343)    (7,835)
                                           ----------  -----  ----------  ----------  ---------  -------  ----------  ---------
   Ending units .........................     131,712    684   4,116,264   3,943,203     87,608   17,672   5,306,394    360,810
                                           ==========  =====  ==========  ==========  =========  =======  ==========  =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                 PIMRealRet               PIMTotRet                PionHY            PVTDiscGro
                                           ----------------------  ----------------------  ---------------------  ---------------
                                              2004         2003       2004        2003        2004        2003      2004    2003
                                           -----------  ---------  ----------  ----------  ----------  ---------  -------  ------
Investment activity:
   Net investment income (loss) .........  $    19,852    102,739     381,422     178,471     325,495     43,669      391      --
   Realized gain (loss) on investments ..       72,546     72,963      66,512      14,110     152,420    180,042    1,307      --
   Change in unrealized gain (loss)
      on investments ....................        6,181    107,290    (475,795)    361,265    (563,555)    18,981       92     (80)
   Reinvested capital gains .............           --         --          --          --          --         --       --      --
                                           -----------  ---------  ----------  ----------  ----------  ---------  -------  ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       98,579    282,992     (27,861)    553,846     (85,640)   242,692    1,790     (80)
                                           -----------  ---------  ----------  ----------  ----------  ---------  -------  ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    2,073,500  1,651,180   3,570,374   2,745,974     999,073     65,157   31,732      --
   Transfers between funds ..............    2,248,849  3,877,928  10,025,789  20,708,266   3,187,404  1,140,438   72,681  12,252
   Surrenders (note 6) ..................     (548,038)    (9,671)   (731,245)   (170,340)   (197,870)    (1,313)    (138)     --
   Death benefits (note 4) ..............       (1,582)       (83)    (16,838)        (13)     (6,087)        --       --      --
   Net policy repayments (loans)
      (note 5) ..........................           --    (13,643)         --      (1,445)         --       (189)     (23)     --
   Deductions for surrender charges
      (note 2d) .........................      (21,200)    (1,098)    (28,288)    (19,346)     (7,654)      (149)      (5)     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (139,653)   (76,784)   (520,248)   (166,945)    (70,858)   (18,379) (15,225)    (20)
   Asset charges (note 3):
      FPVUL & VEL contracts .............           --         --          --          --          --         --     (357)     (1)
      MSP contracts .....................           --         --          --          --          --         --       --      --
      SL contracts ......................           --         --          --          --          --         --      (43)     --
                                           -----------  ---------  ----------  ----------  ----------  ---------  -------  ------
         Net equity transactions ........    3,611,876  5,427,829  12,299,544  23,096,151   3,904,008  1,185,565   88,622  12,231
                                           -----------  ---------  ----------  ----------  ----------  ---------  -------  ------

Net change in contract owners' equity ...    3,710,455  5,710,821  12,271,683  23,649,997   3,818,368  1,428,257   90,412  12,151
Contract owners' equity beginning
   of period ............................    8,363,151    504,168  44,454,851   1,914,109   8,309,363      3,864  134,731      --
                                           -----------  ---------  ----------  ----------  ----------  ---------  -------  ------
Contract owners' equity end of period ...  $12,073,606  6,214,989  56,726,534  25,564,106  12,127,731  1,432,121  225,143  12,151
                                           ===========  =========  ==========  ==========  ==========  =========  =======  ======

CHANGES IN UNITS:
   Beginning units ......................      744,303     48,671   4,110,079     185,355     605,437        373   11,366      --
                                           -----------  ---------  ----------  ----------  ----------  ---------  -------  ------
   Units purchased ......................      393,207    543,227   1,242,322   2,221,350     377,503    116,233    8,731   1,156
   Units redeemed .......................      (85,950)   (29,129)   (121,025)    (33,271)    (99,612)    (2,375)  (1,395)     (2)
                                           -----------  ---------  ----------  ----------  ----------  ---------  -------  ------
   Ending units .........................    1,051,560    562,769   5,231,376   2,373,434     883,328    114,231   18,702   1,154
                                           ===========  =========  ==========  ==========  ==========  =========  =======  ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                              PVTGroInc          PVTIntEq            RCFMicroCap             StOpp2
                                           ---------------  -----------------  ---------------------  ----------------------
                                             2004     2003     2004     2003      2004        2003       2004        2003
                                           --------  -----  ---------  ------  ----------  ---------  ----------  ----------
Investment activity:
   Net investment income (loss) .........  $  5,581     --     13,613      --     (32,165)    (3,347)    (30,229)    (29,115)
   Realized gain (loss) on investments ..     3,919     --      7,189   3,342     566,109     (2,115)    169,154  (1,895,547)
   Change in unrealized gain (loss)
      on investments ....................     3,484    (93)   (16,438)   (119)     58,129    467,846   2,749,658   6,256,475
   Reinvested capital gains .............        --     --         --      --          --         --          --          --
                                           --------  -----  ---------  ------  ----------  ---------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    12,984    (93)     4,364   3,223     592,073    462,384   2,888,583   4,331,813
                                           --------  -----  ---------  ------  ----------  ---------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    74,190    110     87,025      28   3,280,190    630,025   3,403,981   4,247,406
   Transfers between funds ..............   124,108  5,530    217,091  11,731   7,965,418  2,116,911  (2,981,026)   (760,741)
   Surrenders (note 6) ..................    (1,808)    --    (18,332)     --    (810,602)    (4,505) (1,742,855)   (235,684)
   Death benefits (note 4) ..............        --     --         --      --      (3,215)        --     (14,166)     (4,655)
   Net policy repayments (loans)
      (note 5) ..........................    (5,683)    --         11      --          --        (70)    271,934     (26,711)
   Deductions for surrender charges
      (note 2d) .........................       (61)    --       (709)     --     (31,357)      (512)    (77,012)    (26,767)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................   (20,247)   (25)   (29,959)     (8)   (223,488)   (22,603)   (714,378)   (804,843)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (731)    --     (1,203)     --          --         --     (24,847)    (17,494)
      MSP contracts .....................        --     --        (68)     --          --         --        (661)       (367)
      SL contracts ......................       (12)    --        (75)     --          --         --      (6,487)     (4,515)
                                           --------  -----  ---------  ------  ----------  ---------  ----------  ----------
         Net equity transactions ........   169,756  5,615    253,781  11,751  10,176,946  2,719,246  (1,885,517)  2,365,629
                                           --------  -----  ---------  ------  ----------  ---------  ----------  ----------

Net change in contract owners' equity ...   182,740  5,522    258,145  14,974  10,769,019  3,181,630   1,003,066   6,697,442
Contract owners' equity beginning
   of period ............................   272,013     --    746,721      --  11,554,326    440,620  33,663,086  24,109,124
                                           --------  -----  ---------  ------  ----------  ---------  ----------  ----------
Contract owners' equity end of period ...  $454,753  5,522  1,004,866  14,974  22,323,345  3,622,250  34,666,152  30,806,566
                                           ========  =====  =========  ======  ==========  =========  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................    21,892     --     58,343      --     769,030     43,606   3,554,641   3,484,072
                                           --------  -----  ---------  ------  ----------  ---------  ----------  ----------
   Units purchased ......................    15,658    511     21,684   1,418     712,552    269,480     363,332     744,377
   Units redeemed .......................    (2,252)    (3)    (2,435)     (1)    (75,930)    (6,075)   (552,899)   (391,500)
                                           --------  -----  ---------  ------  ----------  ---------  ----------  ----------
   Ending units .........................    35,298    508     77,592   1,417   1,405,652    307,011   3,365,074   3,836,949
                                           ========  =====  =========  ======  ==========  =========  ==========  ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    TRPEI2               TRowMidCap2
                                           ----------------------  ---------------------
                                              2004         2003       2004        2003
                                           -----------  ---------  ----------  ---------
Investment activity:
   Net investment income (loss) .........  $   136,515     34,922     (37,396)    (1,505)
   Realized gain (loss) on investments ..      501,591    (14,265)    470,029      5,000
   Change in unrealized gain (loss)
      on investments ....................      478,917    796,904   1,406,852    180,520
   Reinvested capital gains .............      159,494         --          --         --
                                           -----------  ---------  ----------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    1,276,517    817,561   1,839,485    184,015
                                           -----------  ---------  ----------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    2,978,233  1,541,219   2,077,457    285,614
   Transfers between funds ..............   10,256,687  5,580,982   7,579,497  1,390,736
   Surrenders (note 6) ..................     (469,042)    (6,054)   (859,403)    (7,887)
   Death benefits (note 4) ..............      (51,263)        --     (56,128)        --
   Net policy repayments (loans)
      (note 5) ..........................           --       (251)         --     (2,480)
   Deductions for surrender charges
      (note 2d) .........................      (18,144)      (688)    (33,245)      (896)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................     (281,248)   (51,611)   (240,004)    (9,822)
   Asset charges (note 3):
      FPVUL & VEL contracts .............           --         --          --         --
      MSP contracts .....................           --         --          --         --
      SL contracts ......................           --         --          --         --
                                           -----------  ---------  ----------  ---------
         Net equity transactions ........   12,415,223  7,063,597   8,468,174  1,655,265
                                           -----------  ---------  ----------  ---------

Net change in contract owners' equity ...   13,691,740  7,881,158  10,307,659  1,839,280
Contract owners' equity beginning
   of period ............................   23,990,384    171,982  20,261,835    125,412
                                           -----------  ---------  ----------  ---------
Contract owners' equity end of period ...  $37,682,124  8,053,140  30,569,494  1,964,692
                                           ===========  =========  ==========  =========

CHANGES IN UNITS:
   Beginning units ......................    1,900,200     16,999   1,435,604     12,242
                                           -----------  ---------  ----------  ---------
   Units purchased ......................    1,035,306    721,055     658,136    154,560
   Units redeemed .......................      (70,582)    (9,433)    (76,840)    (4,018)
                                           -----------  ---------  ----------  ---------
   Ending units .........................    2,864,924    728,621   2,016,900    162,784
                                           ===========  =========  ==========  =========

                                                 VEWrldEMkt           VEWrldHAs
                                           --------------------  --------------------
                                              2004       2003       2004       2003
                                           ---------  ---------  ---------  ---------
Investment activity:
   Net investment income (loss) .........     45,841      4,762     19,408     11,902
   Realized gain (loss) on investments ..    548,127    149,613    544,544   (242,047)
   Change in unrealized gain (loss)
      on investments ....................   (849,999)   572,365   (428,710)   300,626
   Reinvested capital gains .............         --         --         --         --
                                           ---------  ---------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (256,031)   726,740    135,242     70,481
                                           ---------  ---------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    848,426    927,529    591,776    253,607
   Transfers between funds ..............   (186,347)   259,235    768,551    481,792
   Surrenders (note 6) ..................   (236,261)  (143,112)   (99,736)   (64,914)
   Death benefits (note 4) ..............     (5,825)       (38)        --      1,165
   Net policy repayments (loans)
      (note 5) ..........................    (54,028)   (20,997)   (16,827)    (6,881)
   Deductions for surrender charges
      (note 2d) .........................    (15,271)   (16,254)    (3,722)    (7,372)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................   (255,120)  (278,517)  (133,095)   (99,267)
   Asset charges (note 3):
      FPVUL & VEL contracts .............    (12,928)    (9,097)    (5,912)    (3,413)
      MSP contracts .....................       (278)      (238)      (226)      (162)
      SL contracts ......................     (1,705)    (1,078)    (1,386)      (491)
                                           ---------  ---------  ---------  ---------
         Net equity transactions ........     80,663    717,433  1,099,423    554,064
                                           ---------  ---------  ---------  ---------

Net change in contract owners' equity ...   (175,368) 1,444,173  1,234,665    624,545
Contract owners' equity beginning
   of period ............................  8,519,214  6,176,511  5,881,442  2,406,075
                                           ---------  ---------  ---------  ---------
Contract owners' equity end of period ...  8,343,846  7,620,684  7,116,107  3,030,620
                                           =========  =========  =========  =========

CHANGES IN UNITS:
   Beginning units ......................    738,211    830,944    495,019    293,707
                                           ---------  ---------  ---------  ---------
   Units purchased ......................     87,365    186,549    135,094     79,312
   Units redeemed .......................    (96,744)  (105,672)   (59,855)   (24,335)
                                           ---------  ---------  ---------  ---------
   Ending units .........................    728,832    911,821    570,258    348,684
                                           =========  =========  =========  =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                VKoreFI             VKEmMkt               VKMidCapG             VKUSRealEst
                                           ----------------  ---------------------  --------------------  ----------------------
                                             2004     2003      2004        2003       2004       2003       2004        2003
                                           --------  ------  ----------  ---------  ---------  ---------  ----------  ----------
Investment activity:
   Net investment income (loss) .........  $   (272)     --      (8,261)    (4,824)    (2,074)    (1,938)    (31,505)    (19,946)
   Realized gain (loss) on investments ..       211      --     279,496    110,099    361,611   (268,815)  1,111,867    (247,286)
   Change in unrealized gain (loss)
      on investments ....................       624    (107)   (637,429)   911,805    (75,004)   713,855   1,549,627   3,922,914
   Reinvested capital gains .............        --      --          --         --         --         --          --          --
                                           --------  ------  ----------  ---------  ---------  ---------  ----------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       563    (107)   (366,194) 1,017,080    284,533    443,102   2,629,989   3,655,682
                                           --------  ------  ----------  ---------  ---------  ---------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..........    22,696      --     787,633    776,858    293,593    339,297   4,391,402   3,123,361
   Transfers between funds ..............   196,913  35,839   1,053,120  1,323,579   (462,763)  (141,146)  1,849,888     212,134
   Surrenders (note 6) ..................    (2,737)     --     (67,013)  (112,569)   (59,115)   (18,896) (1,964,838)   (408,111)
   Death benefits (note 4) ..............        --      --      (5,473)        (2)   (11,263)      (113)    (26,119)        224
   Net policy repayments (loans)
      (note 5) ..........................     1,007      --     (38,611)     8,414    (32,688)   (16,827)     57,391    (103,380)
   Deductions for surrender charges
      (note 2d) .........................      (106)     --      (3,917)   (12,785)    (4,019)    (2,146)    (77,927)    (46,350)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .................    (8,904)     (3)   (267,956)  (214,705)   (98,606)  (110,460) (1,005,460)   (821,490)
   Asset charges (note 3):
      FPVUL & VEL contracts .............      (353)     --      (9,168)    (7,234)    (4,059)    (2,807)    (38,514)    (24,577)
      MSP contracts .....................        --      --        (397)      (268)       (65)       (48)     (4,218)     (3,095)
      SL contracts ......................       (18)     --      (1,194)      (872)      (407)      (375)     (4,948)     (3,189)
                                           --------  ------  ----------  ---------  ---------  ---------  ----------  ----------
         Net equity transactions ........   208,498  35,836   1,447,024  1,760,416   (379,392)    46,479   3,176,657   1,925,527
                                           --------  ------  ----------  ---------  ---------  ---------  ----------  ----------

Net change in contract owners' equity ...   209,061  35,729   1,080,830  2,777,496    (94,859)   489,581   5,806,646   5,581,209
Contract owners' equity beginning
   of period ............................   127,615      --   9,242,412  4,738,513  3,688,275  2,572,866  38,116,518  25,528,406
                                           --------  ------  ----------  ---------  ---------  ---------  ----------  ----------
Contract owners' equity end of period ...  $336,676  35,729  10,323,242  7,516,009  3,593,416  3,062,447  43,923,164  31,109,615
                                           ========  ======  ==========  =========  =========  =========  ==========  ==========

CHANGES IN UNITS:
   Beginning units ......................    12,470      --     594,194    392,219    618,638    611,451   2,305,407   2,082,394
                                           --------  ------  ----------  ---------  ---------  ---------  ----------  ----------
   Units purchased ......................    21,284   3,551     135,620    186,252     52,998    137,181     380,187     380,227
   Units redeemed .......................    (1,110)     --     (40,560)   (49,533)  (115,066)  (135,327)   (187,852)   (226,394)
                                           --------  ------  ----------  ---------  ---------  ---------  ----------  ----------
   Ending units .........................    32,644   3,551     689,254    528,938    556,570    613,305   2,497,742   2,236,227
                                           ========  ======  ==========  =========  =========  =========  ==========  ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                         NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                  (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the GVIT - Small Cap Growth Fund - Class II for which the Account was credited with 100,000 units. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

               Portfolios of AIM Variable Insurance Funds, Inc.;
                  AIM VIF - AIM V.I. Capital Appreciation Fund - Series I
                     (AIMCapAp)
                  AIM VIF Basic Value Fund - Series I (AIMBVF)
                  AIM VIF Capital Development Fund - Series I (AIMCDF)

               Portfolios of Alliance Variable Products Series Funds;
                  Alliance Bernstein VPS Small Cap Value Portfolio - Class A
                     (AllSmCpVal)
                  Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP Inflation Protection Fund - Class II
                     (ACVPInfPr)
                  American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra)
                  American Century VP Value Fund - Class I (ACVPVal)

               Baron Capital Asset Trust - Insurance Series;
                  Baron Capital Asset Trust (BCAT)

               Calvert Variable Series (CVS), Inc.;
                  Calvert Social Equity Portfolio (CVSSEP)

               Comstock GVIT Value Fund - Class I (ComGVITVal)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Portfolio of the Dreyfus GVIT;
                  Dreyfus GVIT International Value Fund - Class I
                     (DryGVITIntVal)
                  Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  *Dreyfus IP - European Equity Portfolio (DryEuroEq)
                  Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
                     (DryMidCapStk)
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
                  (DrySRGro)

               Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                     (DryDevLeadI)
                  Dreyfus VIF - International Value Portfolio - Initial Shares
                     (DryIntVal)

               Portfolios of Federated Insurance Series;
                  Federated American Leaders Fund II - Primary Shares
                     (FedAmLdII)
                  Federated Capital Appreciation Fund II - Primary Shares
                     (FedCpApII)
                  Federated GVIT High Income Bond Fund - Class I (FGVITHiInc) Federated Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                     (FidVIPEIS)
                  Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio: Service Class
                     (FidVIPOvS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity VIP II);
                  Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                     (FidVIPConS)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                     Class (FidVIPInvGrB)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                     Class (FidVIPGrOPS)
                  Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
                     (FidVIPMCap)
                  Fidelity(R) VIP III - Value Strategies Portfolio: Service
                     Class (FidVIPValStS)

               Funds of the Franklin Templeton Variable Insurance Products
                  (Franklin Templeton VIP);
                  Franklin Templeton VIP - Franklin Rising Dividends Securities
                     Fund - Class I (FTVIPFRDiv)
                  Franklin Templeton VIP - Franklin Small Cap Value Securities
                     Fund - Class I (FTVIPSmCpVal)
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class I (FTVIPFS)

               Franklin Templeton Variable Insurance Products Trust (Franklin
                  Templeton VIPT);
                  Franklin Templeton VIPT - Templeton Foreign Securities Fund -
                     Class 2 (FTVIPFS2)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID (Investor Destinations) Aggressive Fund
                     (GVITIDAgg)
                  Gartmore GVIT ID (Investor Destinations) Conservative Fund
                     (GVITIDCon)
                  Gartmore GVIT ID (Investor Destinations) Moderate Fund
                     (GVITIDMod)
                  Gartmore GVIT ID (Investor Destinations) Moderately
                     Aggressive Fund (GVITIDModAgg)
                  Gartmore GVIT ID (Investor Destinations) Moderately
                     Conservative Fund (GVITIDModCon)
                  Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                     (NWGVITStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                  Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

       NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

               Portfolios of Goldman Sachs Funds;
                  *Goldman Sachs Mid Cap Value Fund A (GSMCV)
                   Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

               J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGITech)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)
                  Janus AS - Risk-Managed Large Cap Core Portfolio - Service
                     Shares (JanRsLgCpCr)

               MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)

               Funds of Massachusetts Financial Services Variable Insurance
                     Trust (MFS VIT);
                  MFS VIT - MFS Investors Growth Stock Series - Initial Class
                     (MFSVITInvGrwI)
                  MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                     (NBAMTLMat)
                  Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio
                     (NBAMTSocRe)

               Portfolios of Bank One's One Group(R) Investment Trust
                  (One Group(R) IT);
                  *One Group(R) IT Balanced Portfolio (ONEBal)
                  *One Group(R) IT Bond Portfolio (ONEBP)
                  *One Group(R) IT Diversified Equity Portfolio (ONEDIVE) *One Group(R) IT Diversified Mid Cap Portfolio (ONEDivMid) *One Group(R) IT Equity Index Portfolio (ONEEqInd)
                  *One Group(R) IT Government Bond Portfolio (ONEGovBd)
                  *One Group(R) IT Large Cap Growth Portfolio (ONELgCap)
                   One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap)
                   One Group(R) IT Mid Cap Value Portfolio (ONEMidCapV)

               Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer High Income Fund/VA - Initial Class (OppHiIncInt) Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial
                     Class (OppMSGrInc)
                  Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
                     (OppMaStSmCpI)

               Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
                  PIMCO VIT Low Duration Portfolio - Administrative Shares
                     (PIMLowDur)
                  PIMCO VIT Real Return Portfolio - Administrative Shares
                     (PIMRealRet)
                  PIMCO VIT Total Return Portfolio - Administrative Shares
                     (PIMTotRet)

               Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)

               Funds of the Putnam Variable Trust (Putnam VT);
                  Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB) Putnam VT International Equity Fund - IB Shares
                     (PUTVTIntlEqIB)
                  Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)

               Royce Capital Fund - Micro Cap (RoyMicro)

               Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)

               Funds of Strong, Inc.;
                  *Strong Opportunity Fund Inc. (STROpp)
                   Strong Opportunity Fund II, Inc. (StOpp2)

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of T. Rowe Price Funds;
                  *T. Rowe Price Equity Income Fund (TRPEI)
                   T. Rowe Price Equity Income Portfolio - II (TRPEI2)
                  *T. Rowe Price Mid Cap Growth Fund, Inc. (TRPMCG)
                   T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

               Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Funds of the Van Kampen Universal Institutional Funds
                  (Van Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
                     (VKoreFI)
                  Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At June 30, 2004, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

(2)  Policy Charges

     (a)  Deductions from Premium

          For individual flexible premium and survivorship contracts, the Company deducts a minimum of 5.0% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

          There are no deductions from premium on modified single premium contracts.

          For the Corporate Series, the Company deducts a front-end sales load not to exceed 9.0% from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

     (c)  Administrative Charges

          For individual flexible premium survivorship and modified single premium contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly by liquidating units.

          For Protection(SM) flexible premium contracts, the Company deducts a per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

          For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium survivorship, modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, declining to 0% of the initial surrender charge in the ninth year or later.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  Asset Charges

     (a)  Modified Single Premium Contracts (MSP)

          For modified single premium contracts, the Company deducts $0.58 per $1,000 of the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     (b)  Flexible Premium and Variable Executive Life Contracts (SPVUL and VEL)

          For Choice Life(SM) contracts, the Company deducts $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

          For Choice Life Protection(SM) contracts and Best of America(R) Protection(SM) contracts, the Company deducts $0.66 per $1,000 of cash value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

     (c)  Survivorship Life Contracts (SL)

          For Choice Survivorship and Last Survivor contracts, during the first ten policy years, the Company deducts $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.55 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.55 per $1,000 on $100,000 or more of cash value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.35 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.20 per $1,000 on $100,000 or more of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For ChoiceLife(SM) Survivorship II and Next Generation(SM) Survivorship Life contracts, during the first fifteen policy years, the Company deducts $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account; and $0.10 per $1,000 over $250,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For Protection(SM) Survivorship and ChoiceLife Protection(SM) Survivorship Life contracts, during the first fifteen policy years, the Company deducts $0.80 per $1,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.30 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

     (d)  Corporate Contracts

          For the Corporate Flexible Premium series, the Company deducts from the assets of the Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Account. Currently, this rate is 0.40% during the first through fourth policy years, 0.20% or 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

          The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's variable cash surrender value plus 100% of a policy's fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

        NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended June 30, 2004 and 2003, total loan repayments and exchanges to the Account from the fixed account were $28,811,218 and $257,430, respectively, and total loans and exchanges from the Account to the fixed account were $29,234,710 and $17,567,542, respectively.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the six-month period indicated, and the contract expense rates, investment income ratio and total return for each period in the five year period ended June 30, 2004.

                             Contract                                             Investment
                              Expense                  Unit          Contract       Income     Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------  ----------
     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        AIM VIF - Basic Value Fund - Series I Shares
           2004 ..........     0.00%      128,750   $13.856370     $ 1,784,008       0.00%       5.25%
           2003 ..........     0.00%        5,392    11.148283          60,112       0.00%      13.16%

        AIM VIF - Capital Appreciation Fund - Series I Shares
           2004 ..........     0.00%       45,820    12.649970         579,622       0.00%       2.07%
           2003 ..........     0.00%        2,573    10.658123          27,423       0.00%       6.58% 5/1/03

        AIM VIF - Capital Development Fund - Series I Shares
           2004 ..........     0.00%       80,980    14.016750       1,135,076       0.00%       5.43%
           2003 ..........     0.00%          304    11.255239           3,422       0.00%      14.59%

        Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
           2004 ..........     0.00%      210,432    13.704106       2,883,782       1.00%       3.18%
           2003 ..........     0.00%       12,591    11.564047         145,603       2.47%      15.36%

        Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A
           2004 ..........     0.00%       89,652    14.807625       1,327,533       0.24%       7.33%
           2003 ..........     0.00%        3,674    10.875345          39,956       4.15%       8.75% 5/1/03

        American Century VP - Income & Growth Fund - Class I
           2004 ..........     0.00%    1,565,444    13.407742      20,989,069       1.42%       4.81%
           2003 ..........     0.00%    1,427,662    11.078865      15,816,875       1.21%      12.03%
           2002 ..........     0.00%    1,253,223    11.001100      13,786,832       0.96%      -0.10%
           2001 ..........     0.00%    1,019,586    12.872867      13,124,995       0.80%      -3.81%
           2000 ..........     0.00%      608,317    14.437198       8,782,393       0.55%      -3.58%

        American Century VP - Inflation Protection Fund - Class II
           2004 ..........     0.00%      245,014    10.409183       2,550,396       1.83%       0.82%
           2003 ..........     0.00%       14,734    10.253921         151,081       0.52%       2.54% 4/30/03

        American Century VP - International Fund - Class I
           2004 ..........     0.00%    1,762,152    11.635325      20,503,211       0.55%       2.26%
           2003 ..........     0.00%    2,105,760     9.591057      20,196,464       0.77%       4.95%
           2002 ..........     0.00%    1,673,997    10.962671      18,351,478       0.67%      -0.04%
           2001 ..........     0.00%    1,611,270    12.939244      20,848,616       0.08%     -20.15%
           2000 ..........     0.00%      938,372    18.310155      17,181,737       0.11%      -6.01%

        American Century VP - Ultra(R) Fund - Class I
           2004 ..........     0.00%      183,748    10.542969       1,937,249       0.00%       5.01%
           2003 ..........     0.00%      140,844     8.968086       1,263,101       0.00%      11.56%
           2002 ..........     0.00%        1,509     9.126639          13,772       0.00%      -0.09% 5/1/02

        American Century VP - Value Fund - Class I
           2004 ..........     0.00%    2,575,848    16.581224      42,710,713       1.00%       6.23%
           2003 ..........     0.00%    2,304,396    13.244227      30,519,944       1.11%       9.42%
           2002 ..........     0.00%    2,051,025    13.309987      27,299,116       0.72%      -0.04%
           2001 ..........     0.00%      829,124    13.162764      10,913,564       0.90%       7.21%
           2000 ..........     0.00%      221,649     9.976535       2,211,289       1.03%      -4.00%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2004 ..........     0.00%       49,228    10.550791         519,394       0.00%       7.72%
           2003 ..........     0.00%       66,500     7.866455         523,119       0.00%      18.59%
           2002 ..........     0.00%       57,383     8.654139         496,600       0.00%      -0.14%
           2001 ..........     0.00%       65,005    11.348844         737,732       0.00%     -19.60%
           2000 ..........     0.00%       69,157    18.282108       1,264,336       0.00%       4.98%

        Credit Suisse Trust - International Focus Portfolio
           2004 ..........     0.00%      141,502    10.025254       1,418,593       0.00%       1.02%
           2003 ..........     0.00%      163,063     8.115438       1,323,328       0.00%       8.83%
           2002 ..........     0.00%      158,329     9.164759       1,451,047       0.00%      -0.02%
           2001 ..........     0.00%      164,292    10.068951       1,654,248       0.00%     -15.94%
           2000 ..........     0.00%      158,181    14.750371       2,333,228       0.00%      -8.74%

       NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                              Investment
                              Expense                   Unit        Contract         Income       Total
                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ----------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - Large Cap Value Portfolio
           2004 ..........     0.00%       119,582   $12.950598   $   1,548,658       0.00%       2.73%
           2003 ..........     0.00%       100,714    10.961574       1,103,984       0.00%       8.83%
           2002 ..........     0.00%       123,811    11.829168       1,464,581       0.00%      -0.10%
           2001 ..........     0.00%       124,219    13.403664       1,664,990       0.00%       3.31%
           2000 ..........     0.00%        92,844    11.622352       1,079,066       0.00%      -2.44%

        Dreyfus GVIT International Value Fund - Class I
           2004 ..........     0.00%        97,956    14.998311       1,469,175       2.40%       7.57%
           2003 ..........     0.00%           991    10.904309          10,806       0.00%       9.04% 5/1/03

        Dreyfus IP - European Equity Portfolio
           2003 ..........     0.00%           282     0.851990             240       0.00%     -87.91%
           2002 ..........     0.00%       159,102     8.375064       1,332,489       0.00%      -0.08%
           2001 ..........     0.00%        92,586    10.086472         933,866       0.06%     -20.41%
           2000 ..........     0.00%        44,659    13.247885         591,637       0.00%       2.45%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ..........     0.00%       540,882    11.599826       6,274,137       0.00%       9.69%
           2003 ..........     0.00%       207,003     8.644856       1,789,511       0.00%      12.63%
           2002 ..........     0.00%        21,121     9.080000         191,779       0.00%      -0.09% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ..........     0.00%     1,330,084    10.663555      14,183,424       0.01%       2.74%
           2003 ..........     0.00%     1,327,623     9.083467      12,059,420       0.01%      10.27%
           2002 ..........     0.00%     1,282,069     9.607048      12,316,898       0.01%      -0.17%
           2001 ..........     0.00%     1,131,043    12.859282      14,544,401       0.01%     -14.12%
           2000 ..........     0.00%       702,620    17.258836      12,126,403       0.01%       2.55%

        Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ..........     0.00%    13,318,676    12.686228     168,963,760       0.68%       3.33%
           2003 ..........     0.00%    12,182,464    10.677440     130,077,528       0.76%      11.64%
           2002 ..........     0.00%    11,007,415    10.678027     117,537,475       0.63%      -0.13%
           2001 ..........     0.00%     7,926,833    13.068871     103,594,758       0.51%      -6.83%
           2000 ..........     0.00%     5,101,112    15.377685      78,443,293       0.51%      -0.55%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ..........     0.00%     1,197,956    13.449305      16,111,676       0.03%       1.92%
           2003 ..........     0.00%     1,138,197    11.816957      13,450,025       0.02%       8.50%
           2002 ..........     0.00%     1,139,431    11.940804      13,605,722       0.01%      -0.09%
           2001 ..........     0.00%       892,690    13.516447      12,065,997       0.02%      -6.26%
           2000 ..........     0.00%       585,117    14.918174       8,728,877       0.01%       2.79%

        Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2004 ..........     0.00%        53,632    13.480579         722,990       0.00%       4.49%
           2003 ..........     0.00%           128    10.883062           1,393       0.00%       8.83% 5/1/03

        Federated IS - American Leaders Fund II - Primary Shares
           2004 ..........     0.00%        17,388    12.954434         225,252       1.36%       2.82%
           2003 ..........     0.00%         2,187    10.890498          23,818       0.00%       8.90% 5/1/03

        Federated IS - Capital Appreciation Fund II - Primary Shares
           2004 ..........     0.00%        14,684    12.256000         179,967       0.54%       1.68%
           2003 ..........     0.00%         1,897    10.640175          20,184       0.00%       6.40% 5/1/03

        Federated IS - Quality Bond Fund II - Primary Shares
           2004 ..........     0.00%     2,302,232    13.464829      30,999,160       4.02%      -0.02%
           2003 ..........     0.00%     2,474,028    13.490334      33,375,464       3.28%       4.82%
           2002 ..........     0.00%     1,876,177    12.078364      22,661,149       3.22%       0.03%
           2001 ..........     0.00%       675,198    11.303798       7,632,302       2.33%       3.70%
           2000 ..........     0.00%        74,773    10.178410         761,070       1.20%       3.13%

        Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2004 ..........     0.00%     3,859,874    13.616589      52,558,318       1.42%       3.41%
           2003 ..........     0.00%     3,451,634    11.190728      38,626,297       1.76%      10.67%
           2002 ..........     0.00%     3,020,618    11.430587      34,527,437       1.35%      -0.06%
           2001 ..........     0.00%     2,106,607    12.709487      26,773,894       1.22%      -0.99%
           2000 ..........     0.00%     1,422,008    11.524638      16,388,127       1.46%      -2.76%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Growth Portfolio - Service Class
           2004 ..........     0.00%    4,687,088   $13.160090    $61,682,500        0.16%       1.42%
           2003 ..........     0.00%    4,382,358    11.083471     48,571,738        0.20%      13.41%
           2002 ..........     0.00%    4,208,480    11.300904     47,559,628        0.13%      -0.19%
           2001 ..........     0.00%    3,701,421    15.372208     56,899,014        0.00%      -9.66%
           2000 ..........     0.00%    2,374,336    20.103361     47,732,134        0.07%       5.06%

        Fidelity(R) VIP - High Income Portfolio - Service Class
           2004 ..........     0.00%    1,409,760     9.313497     13,129,796        8.24%       0.52%
           2003 ..........     0.00%    1,550,028     8.542690     13,241,409        6.94%      17.06%
           2002 ..........     0.00%    1,154,904     6.741919      7,786,269        9.98%      -0.04%
           2001 ..........     0.00%      958,958     7.418079      7,113,626       10.33%      -7.20%
           2000 ..........     0.00%      693,311     9.817929      6,806,878        5.16%      -4.95%

        Fidelity(R) VIP - Overseas Portfolio - Service Class
           2004 ..........     0.00%    1,625,290    11.766970     19,124,739        1.02%       0.99%
           2003 ..........     0.00%    1,737,729     8.972866     15,592,409        0.67%      10.28%
           2002 ..........     0.00%    1,139,004     9.958189     11,342,417        0.53%      -0.03%
           2001 ..........     0.00%      893,195    11.484157     10,257,592        4.33%     -11.48%
           2000 ..........     0.00%      585,003    15.237697      8,914,098        1.15%      -5.04%

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2004 ..........     0.00%    3,934,530    16.290528     64,095,571        0.25%       6.25%
           2003 ..........     0.00%    3,507,306    13.084582     45,891,633        0.35%       9.54%
           2002 ..........     0.00%    3,157,587    13.077409     41,293,057        0.65%      -0.01%
           2001 ..........     0.00%    2,754,784    13.543003     37,308,048        0.60%     -10.00%
           2000 ..........     0.00%    1,858,452    15.912689     29,572,969        0.30%      -1.36%

        Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
           2004 ..........     0.00%      181,856    10.222298      1,858,986        2.52%       0.04%
           2003 ..........     0.00%        7,904    10.165165         80,345        0.00%       1.65% 5/1/03

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2004 ..........     0.00%    1,219,694     9.435795     11,508,783        0.48%       1.39%
           2003 ..........     0.00%    1,220,888     8.101451      9,890,964        0.65%      12.87%
           2002 ..........     0.00%    1,186,344     7.968920      9,453,880        0.82%      -0.13%
           2001 ..........     0.00%    1,065,554     9.800412     10,442,868        0.23%      -8.77%
           2000 ..........     0.00%      814,000    12.491144     10,167,791        1.08%      -3.70%

        Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
           2004 ..........     0.00%      262,462    14.950328      3,923,893        0.00%       6.14%
           2003 ..........     0.00%        3,219    11.069550         35,633        0.00%      10.70% 5/1/03

        Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ..........     0.00%      347,132    12.509576      4,342,474        0.00%       5.57%
           2003 ..........     0.00%      138,817     9.125472      1,266,771        0.00%      21.52%
           2002 ..........     0.00%        1,268     8.783270         11,137        0.00%      -0.12% 5/1/02

        Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
           2004 ..........     0.00%      446,912    12.881071      5,756,705        0.93%       4.67%
           2003 ..........     0.00%       42,604    10.545198        449,268        5.08%       5.45% 5/1/03

        Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
           2004 ..........     0.00%      111,920    14.588227      1,632,714        0.40%       9.22%
           2003 ..........     0.00%          726    11.052891          8,024        0.26%      10.53% 5/1/03

        Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
           2004 ..........     0.00%      189,764    13.841007      2,626,525        1.48%       4.31%
           2003 ..........     0.00%       15,623    10.780481        168,423        4.01%       7.80% 5/1/03

        Gartmore GVIT Comstock Value Fund - Class I
           2004 ..........     0.00%      523,334    11.048724      5,782,173        0.62%       4.84%
           2003 ..........     0.00%      405,869     9.080252      3,685,393        0.65%      13.24%
           2002 ..........     0.00%      225,931     9.194367      2,077,293        0.66%      -0.14%
           2001 ..........     0.00%      183,663    11.126027      2,043,439        0.67%      -8.75%
           2000 ..........     0.00%       90,683    13.880909      1,258,762        0.39%       1.75%

        Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ..........     0.00%    1,649,858    18.371718     30,310,726        0.25%       5.74%
           2003 ..........     0.00%    1,322,033    14.447099     19,099,542        0.24%      11.96%
           2002 ..........     0.00%    1,155,926    14.671018     16,958,611        0.15%      -0.04%
           2001 ..........     0.00%      540,924    15.538046      8,404,902        0.29%       0.66%
           2000 ..........     0.00%      113,791    14.500124      1,649,984        0.36%       8.22%

        NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Emerging Markets Fund - Class I
           2004 ..........     0.00%      452,376   $11.428240    $ 5,169,861       0.05%        -1.25%
           2003 ..........     0.00%      168,198     8.136486      1,368,541       0.32%        16.19%
           2002 ..........     0.00%      174,301     8.054883      1,403,974       0.05%        -0.02%
           2001 ..........     0.00%       39,736     8.887131        353,139       0.47%         2.01%

        Gartmore GVIT Federated High Income Bond Fund - Class I
           2004 ..........     0.00%    1,134,498    13.403967     15,206,774       3.80%         1.76%
           2003 ..........     0.00%    1,250,333    12.211624     15,268,596       4.05%        13.36%
           2002 ..........     0.00%      540,433    10.405049      5,623,232       4.57%         0.00%
           2001 ..........     0.00%      269,222    10.236513      2,755,895       4.83%         2.23%
           2000 ..........     0.00%      146,476    10.753549      1,575,137       5.18%        -1.50%

        Gartmore GVIT Global Financial Services Fund - Class I
           2004 ..........     0.00%      113,774    12.830109      1,459,733       0.60%         4.69%
           2003 ..........     0.00%       60,364     9.843572        594,197       0.00%        13.62%
           2002 ..........     0.00%          628     9.546330          5,995       0.00%        -0.05% 5/1/02

        Gartmore GVIT Global Health Sciences Fund - Class I
           2004 ..........     0.00%      259,260    12.100915      3,137,283       0.00%         6.14%
           2003 ..........     0.00%       75,910    10.539719        800,070       0.00%        26.37%
           2002 ..........     0.00%        1,383     8.890022         12,295       0.00%        -0.11% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2004 ..........     0.00%    1,072,700     3.086273      3,310,645       0.00%         0.81%
           2003 ..........     0.00%      649,675     2.483881      1,613,715       0.00%        25.94%
           2002 ..........     0.00%      365,386     2.343594        856,316       0.64%        -0.32%
           2001 ..........     0.00%      209,961     4.265563        895,602       0.00%       -29.12%

        Gartmore GVIT Global Utilities Fund - Class I
           2004 ..........     0.00%       34,052    11.355084        386,663       0.52%         5.41%
           2003 ..........     0.00%       32,616     9.626639        313,982       0.13%        10.86%
           2002 ..........     0.00%          589     9.325875          5,493       0.36%        -0.07% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2004 ..........     0.00%    3,161,946    14.519798     45,910,817       3.40%        -0.08%
           2003 ..........     0.00%    3,600,231    14.692549     52,896,570       2.01%         3.13%
           2002 ..........     0.00%    2,750,942    13.373815     36,790,589       2.37%         0.04%
           2001 ..........     0.00%    1,106,057    12.259550     13,559,761       2.76%         2.43%
           2000 ..........     0.00%      640,699    11.063916      7,088,640       3.41%         4.03%

        Gartmore GVIT Growth Fund - Class I
           2004 ..........     0.00%    1,999,704     6.950450     13,898,843       0.06%         2.66%
           2003 ..........     0.00%    1,943,301     5.866955     11,401,260       0.00%        15.03%
           2002 ..........     0.00%    1,866,486     5.927802     11,064,159       0.00%        -0.17%
           2001 ..........     0.00%    1,668,148     7.833651     13,067,689       0.00%       -21.32%
           2000 ..........     0.00%    1,433,453    13.654695     19,573,364       0.17%         0.76%

        Gartmore GVIT ID Aggressive Fund
           2004 ..........     0.00%      693,156    11.423221      7,918,074       0.44%         3.97%
           2003 ..........     0.00%      309,102     9.238004      2,855,486       0.73%        10.88%
           2002 ..........     0.00%       29,370     9.496625        278,916       0.78%        -0.05% 1/25/02

        Gartmore GVIT ID Conservative Fund
           2004 ..........     0.00%      473,048    10.948744      5,179,281       1.06%         0.96%
           2003 ..........     0.00%      267,261    10.448478      2,792,471       1.25%         3.96%
           2002 ..........     0.00%       30,191    10.008384        302,163       0.94%         0.00% 1/25/02

        Gartmore GVIT ID Moderate Fund
           2004 ..........     0.00%    2,034,484    11.243218     22,874,147       0.80%         2.46%
           2003 ..........     0.00%      866,394     9.860653      8,543,211       1.03%         7.88%
           2002 ..........     0.00%       85,120     9.694423        825,189       1.02%        -0.03% 1/25/02

        Gartmore GVIT ID Moderately Aggressive Fund
           2004 ..........     0.00%    2,094,440    11.355933     23,784,320       0.64%         3.21%
           2003 ..........     0.00%      859,401     9.514882      8,177,099       0.86%         9.52%
           2002 ..........     0.00%       68,864     9.596253        660,836       0.95%        -0.04% 1/25/02

        Gartmore GVIT ID Moderately Conservative Fund
           2004 ..........     0.00%      894,916    11.135861      9,965,660       1.00%         1.57%
           2003 ..........     0.00%      677,754    10.209725      6,919,682       1.19%         5.88%
           2002 ..........     0.00%       58,544     9.862329        577,380       1.73%        -0.01% 1/25/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ----------   ----------   --------------   ----------   ---------
        Gartmore GVIT International Growth Fund - Class I
           2004 ..........     0.00%       120,780   $ 6.739478    $    813,994       0.00%       -0.79%
           2003 ..........     0.00%        34,420     5.256150         180,917       0.00%        4.94%
           2002 ..........     0.00%        84,109     6.105296         513,510       0.00%       -0.07%
           2001 ..........     0.00%         8,865     7.438136          65,939       0.40%      -19.59%

        Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2004 ..........     0.00%     1,264,674    11.040299      13,962,379       0.83%        1.62%
           2003 ..........     0.00%     1,025,644     9.976255      10,232,086       0.86%        8.73%
           2002 ..........     0.00%       880,418     9.574627       8,429,674       1.10%       -0.08%
           2001 ..........     0.00%       574,645    10.682995       6,138,930       1.22%       -1.65%
           2000 ..........     0.00%       293,650    11.193219       3,286,889       1.66%        2.68%

        Gartmore GVIT Mid Cap Growth Fund - Class I
           2004 ..........     0.00%     1,040,256    11.734774      12,207,169       0.00%        6.48%
           2003 ..........     0.00%       961,065     9.628273       9,253,396       0.00%       22.43%
           2002 ..........     0.00%       810,090     9.523351       7,714,771       0.00%       -0.24%
           2001 ..........     0.00%       642,639    15.448511       9,927,816       0.00%      -13.77%
           2000 ..........     0.00%       400,982    22.238241       8,917,134       0.00%        5.04%

        Gartmore GVIT Money Market Fund - Class I
           2004 ..........     0.00%    10,023,018    12.378554     124,070,470       0.24%        0.25%
           2003 ..........     0.00%    12,489,458    12.316867     153,830,993       0.37%        0.37%
           2002 ..........     0.00%    11,636,104    12.199266     141,951,928       0.62%        0.01%
           2001 ..........     0.00%     8,262,747    11.973753      98,936,092       2.24%        2.32%
           2000 ..........     0.00%     5,035,811    11.348677      57,149,792       2.92%        2.82%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 ..........     0.00%     3,351,998    11.735423      39,337,114       0.51%        2.18%
           2003 ..........     0.00%     3,296,917    10.113214      33,342,427       0.42%       12.28%
           2002 ..........     0.00%     3,195,577    10.247968      32,748,171       0.33%       -0.06%
           2001 ..........     0.00%     2,751,648    11.384116      31,325,080       0.42%       -7.89%
           2000 ..........     0.00%     2,081,682    13.051654      27,169,393       0.28%        3.36%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2004 ..........     0.00%        23,268    11.055726         257,245       0.00%        4.32%
           2003 ..........     0.00%        18,347     9.045593         165,959       0.25%        7.02%
           2002 ..........     0.00%         5,031     9.715302          48,878       0.00%       -0.03% 5/1/02

        Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2003 ..........     0.00%       100,328     8.678258         870,672       0.04%       14.77%
           2002 ..........     0.00%       111,956     8.639671         967,263       0.00%       -0.15%
           2001 ..........     0.00%       137,767    10.423272       1,435,983       0.29%       -0.46%
           2000 ..........     0.00%       112,378     9.606117       1,079,516       0.47%       -1.28%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2004 ..........     0.00%       921,940    14.201956      13,093,351       0.00%        3.47%
           2003 ..........     0.00%       704,395    11.842023       8,341,462       0.00%       15.84%
           2002 ..........     0.00%       724,540    12.339414       8,940,399       0.00%       -0.19%
           2001 ..........     0.00%       358,331    16.318509       5,847,428       0.00%       -5.05%
           2000 ..........     0.00%       189,529    21.563281       4,086,867       0.00%        5.18%

        Gartmore GVIT Small Cap Growth Fund - Class I (Initial Funding by Depositor)
           2001 ..........     0.00%       100,000    16.318510       1,631,851       0.00%       -5.05%

        Gartmore GVIT Small Cap Value Fund - Class I
           2004 ..........     0.00%     2,190,946    21.295562      46,657,426       0.00%        5.45%
           2003 ..........     0.00%     2,011,217    15.355867      30,883,981       0.00%       19.27%
           2002 ..........     0.00%     1,886,459    15.493720      29,228,268       0.00%       -0.12%
           2001 ..........     0.00%     1,194,883    18.056276      21,575,137       0.00%       31.03%
           2000 ..........     0.00%       488,020    13.756082       6,713,243       0.00%       11.01%

        Gartmore GVIT Small Company Fund - Class I
           2004 ..........     0.00%     1,714,546    18.403317      31,553,334       0.00%        6.81%
           2003 ..........     0.00%     1,592,029    14.074054      22,406,302       0.00%       15.18%
           2002 ..........     0.00%     1,418,830    14.137488      20,058,692       0.00%       -0.04%
           2001 ..........     0.00%     1,101,746    15.628143      17,218,244       0.11%       -1.35%
           2000 ..........     0.00%       650,505    15.656223      10,184,451       0.03%        7.62%

        Gartmore GVIT Turner Growth Focus Fund - Class I
           2003 ..........     0.00%       261,250     2.699253         705,180       0.00%       22.12%
           2002 ..........     0.00%       122,078     2.507967         306,168       0.00%       -0.35%
           2001 ..........     0.00%        48,372     4.622739         223,611       0.00%      -27.14%

        NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                              Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ----------   ----------   --------------   ----------   ---------
        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2004 ..........     0.00%      195,734    $12.822068     $2,509,715        0.00%        2.45%
           2003 ..........     0.00%      146,722     10.457006      1,534,273        0.00%       27.12%
           2002 ..........     0.00%        4,505      8.813925         39,707        0.00%       -0.12% 5/1/02

        Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2004 ..........     0.00%      545,784     13.715323      7,485,604        2.15%       -0.52%
           2003 ..........     0.00%      618,481     13.244767      8,191,637        2.90%        7.71%
           2002 ..........     0.00%      491,821     11.706208      5,757,359        2.29%        0.02%
           2001 ..........     0.00%    1,434,891     11.092691     15,916,802        3.02%        0.76%
           2000 ..........     0.00%      924,914     10.678794      9,876,966        3.53%        2.49%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2004 ..........     0.00%      288,178     10.469756      3,017,153        0.00%       -1.07%
           2003 ..........     0.00%      276,874      8.516620      2,358,031        0.00%        9.49%
           2002 ..........     0.00%      265,322      9.833865      2,609,141        1.50%       -0.06%
           2001 ..........     0.00%    1,612,329     11.002686     17,739,950        1.07%      -14.31%
           2000 ..........     0.00%      978,808     14.552072     14,243,684        1.01%       -0.63%

        Janus AS - Balanced Portfolio - Service Shares
           2004 ..........     0.00%       81,688     11.630058        950,036        0.74%        1.79%
           2003 ..........     0.00%        3,989     10.660622         42,525        2.35%        6.11%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2004 ..........     0.00%    3,442,844      6.885739     23,706,525        0.00%        5.80%
           2003 ..........     0.00%    3,386,773      5.879745     19,913,362        0.16%        8.62%
           2002 ..........     0.00%    3,137,504      5.984583     18,776,653        0.21%       -0.07%
           2001 ..........     0.00%    2,759,055      7.116293     19,634,244        0.75%      -13.60%
           2000 ..........     0.00%      855,652      9.677651      8,280,701        0.09%       -3.22% 1/27/00

        Janus AS - Global Technology Portfolio - Service Shares
           2004 ..........     0.00%    3,178,336      3.539626     11,250,121        0.00%       -0.85%
           2003 ..........     0.00%    3,235,457      2.882270      9,325,461        0.00%       18.26%
           2002 ..........     0.00%    2,951,677      2.902492      8,567,219        0.00%       -0.30%
           2001 ..........     0.00%    2,387,665      4.874572     11,638,845        0.64%      -25.95%
           2000 ..........     0.00%    1,035,730      9.810188     10,160,706        0.00%       -1.90% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2004 ..........     0.00%    3,019,872      6.278693     18,960,849        0.48%       -0.77%
           2003 ..........     0.00%    3,114,218      5.001294     15,575,120        0.90%        6.33%
           2002 ..........     0.00%    2,822,892      5.564663     15,708,443        0.36%       -0.12%
           2001 ..........     0.00%    2,501,691      6.988531     17,483,145        0.62%      -15.53%
           2000 ..........     0.00%      646,356     10.139137      6,553,492        0.00%        1.39% 1/27/00

        Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
           2004 ..........     0.00%       10,758     13.179181        141,782        1.34%        7.13%
           2003 ..........     0.00%          104     10.620076          1,104        0.00%        6.20% 5/1/03

        MFS VIT - MFS Investors Growth Stock Series - Initial Class
           2004 ..........     0.00%      124,970     11.890808      1,485,994        0.00%        2.53%
           2003 ..........     0.00%          483     10.652462          5,145        0.00%        6.52% 5/1/03

        MFS VIT - MFS Value Series - Initial Class
           2004 ..........     0.00%       46,004     12.800622        588,880        0.61%        3.50%
           2003 ..........     0.00%        7,678     10.655171         81,810        0.00%        6.55% 5/1/03

        Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2004 ..........     0.00%       40,596     13.296035        539,766        0.00%        5.56%

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2004 ..........     0.00%      578,520     15.224517      8,807,688        0.00%        4.22%
           2003 ..........     0.00%      590,148     12.640962      7,460,038        0.00%       14.02%
           2002 ..........     0.00%      550,498     13.386986      7,369,509        0.62%       -0.11%
           2001 ..........     0.00%      368,433     15.546904      5,727,992        0.34%        1.59%
           2000 ..........     0.00%      196,947     15.697826      3,091,640        0.53%        3.73%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2004 ..........     0.00%      253,002     10.100258      2,555,385        0.00%        0.00%
           2003 ..........     0.00%       16,638     10.051133        167,231        0.00%        0.51% 5/1/03

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit          Contract       Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Mid Cap Growth Portfolio
           2004 ..........     0.00%    1,596,056   $14.541182    $23,208,541        0.00%        7.50%
           2003 ..........     0.00%    1,430,544    11.850004     16,951,952        0.00%       12.20%
           2002 ..........     0.00%    1,369,960    12.379424     16,959,316        0.00%       -0.17%
           2001 ..........     0.00%    1,143,194    17.179429     19,639,420        0.00%      -13.39%
           2000 ..........     0.00%      559,009    24.176496     13,514,879        0.00%       12.79%

        Neuberger Berman AMT - Partners Portfolio
           2004 ..........     0.00%      902,144    11.824534     10,667,432        0.00%        5.39%
           2003 ..........     0.00%      893,364     9.777292      8,734,681        0.00%       17.72%
           2002 ..........     0.00%      860,974     9.872012      8,499,546        0.48%       -0.10%
           2001 ..........     0.00%      731,439    11.195427      8,188,772        0.35%       -0.64%
           2000 ..........     0.00%      594,246    11.128003      6,612,771        0.75%       -0.54%

        Neuberger Berman AMT - Socially Responsive Portfolio
           2004 ..........     0.00%       21,934    12.615222        276,702        0.00%        1.94%
           2003 ..........     0.00%          587    10.741483          6,305        0.00%        7.41% 5/1/03

        Oppenheimer VA Aggressive Growth Fund - Initial Class
           2004 ..........     0.00%    2,239,978    12.564384     28,143,944        0.00%       10.08%
           2003 ..........     0.00%    2,217,544    10.335071     22,918,475        0.00%       13.72%
           2002 ..........     0.00%    2,013,395    10.415916     20,971,353        0.61%       -0.17%
           2001 ..........     0.00%    1,764,752    13.367992     23,591,191        0.89%      -27.00%
           2000 ..........     0.00%      998,586    25.005111     24,969,754        0.00%       21.21%

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ..........     0.00%    3,038,312    15.020940     45,638,302        0.31%        2.37%
           2003 ..........     0.00%    2,718,576    12.592916     34,234,799        0.43%       12.38%
           2002 ..........     0.00%    2,509,938    12.380425     31,074,099        0.53%       -0.19%
           2001 ..........     0.00%    1,833,232    16.669506     30,559,072        0.61%       -4.88%
           2000 ..........     0.00%      908,894    19.219681     17,468,653        0.12%        9.42%

        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ..........     0.00%    2,203,116     9.715675     21,404,759        1.24%        3.33%
           2003 ..........     0.00%    1,612,293     7.344091     11,840,827        0.86%       11.71%
           2002 ..........     0.00%    1,258,098     7.836892      9,859,578        0.47%       -0.07%
           2001 ..........     0.00%      495,665     8.794019      4,358,887        0.41%       -8.38%
           2000 ..........     0.00%       12,389    10.110760        125,262        0.00%        1.11% 5/1/00

        Oppenheimer VA High Income Fund - Initial Class
           2004 ..........     0.00%      131,712    11.367509      1,497,237        5.79%        1.66%
           2003 ..........     0.00%          684    10.350649          7,080        0.00%        3.51% 5/1/03

        Oppenheimer VA Main(R) Street Fund - Initial Class
           2004 ..........     0.00%    2,748,062    11.023605     30,293,550        0.83%        2.58%
           2003 ..........     0.00%    2,515,084     9.358438     23,537,258        1.02%       10.35%
           2002 ..........     0.00%    2,110,307     9.709572     20,490,178        0.67%       -0.07%
           2001 ..........     0.00%    1,636,469    10.933210     17,891,859        0.50%       -5.95%
           2000 ..........     0.00%      822,367    12.767529     10,499,595        0.36%        0.19%

        Oppenheimer VA Main(R) Street Small Cap Fund - Initial Class
           2004 ..........     0.00%       87,608    14.623321      1,281,120        0.00%        5.43%
           2003 ..........     0.00%       17,672    11.155836        197,146        0.00%       11.56% 5/1/03

        Putnam VT - Discovery Growth Fund - IB Shares
           2004 ..........     0.00%       18,702    12.038467        225,143        0.25%        1.56%
           2003 ..........     0.00%        1,154    10.529678         12,151        0.00%        5.30% 5/1/03

        Putnam VT - Growth & Income Fund - IB Shares
           2004 ..........     0.00%       35,298    12.883261        454,753        1.57%        3.69%
           2003 ..........     0.00%          508    10.870727          5,522        0.00%        8.71% 5/1/03

        Putnam VT - International Equity Fund - IB Shares
           2004 ..........     0.00%       77,592    12.950639      1,004,866        1.53%        1.19%
           2003 ..........     0.00%        1,417    10.567728         14,974        0.00%        5.68% 5/1/03

        Strong Opportunity Fund II, Inc.
           2004 ..........     0.00%    1,561,618    10.374750     16,201,396        0.00%        8.79%
           2003 ..........     0.00%    1,500,279     8.084476     12,128,970        0.00%       16.15%
           2002 ..........     0.00%    1,192,102     8.068532      9,618,513        0.00%       -0.15%
           2001 ..........     0.00%      480,885     9.880891      4,751,572        0.09%        0.04%
           2000 ..........     0.00%       11,293     9.643495        108,904        0.00%       -3.57% 5/1/00

        NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                             Investment
                              Expense                  Unit          Contract       Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ..........     0.00%      551,834   $11.011399     $ 6,076,464       0.55%       -2.33%
           2003 ..........     0.00%      596,531     8.073069       4,815,836       0.12%       10.41%
           2002 ..........     0.00%      614,685     8.044348       4,944,740       0.16%        0.07%
           2001 ..........     0.00%      497,695     7.613899       3,789,399       0.00%       -0.72%
           2000 ..........     0.00%      336,741    11.554996       3,891,041       0.00%      -12.41%

        Van Eck WIT - Worldwide Hard Assets Fund
           2004 ..........     0.00%      352,820    12.089257       4,265,332       0.35%        3.12%
           2003 ..........     0.00%      270,519     8.634803       2,335,878       0.50%        6.64%
           2002 ..........     0.00%      315,019     9.111458       2,870,282       0.58%        0.09%
           2001 ..........     0.00%      165,752     8.988332       1,489,834       0.96%       -3.41%
           2000 ..........     0.00%       69,047     8.680898         599,390       1.11%        3.92%

        Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
           2004 ..........     0.00%       32,644    10.313578         336,676       0.00%        0.78%
           2003 ..........     0.00%        3,551    10.061565          35,729       0.00%        0.62% 5/1/03

        Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2004 ..........     0.00%      319,346    15.360740       4,905,391       0.00%       -3.21%
           2003 ..........     0.00%      305,067    14.588319       4,450,415       0.00%       17.54%
           2002 ..........     0.00%      214,480    11.379927       2,440,767       0.00%        0.00%
           2001 ..........     0.00%      118,236    10.814003       1,278,604       0.00%        4.78%
           2000 ..........     0.00%       79,056     9.869473         780,241       0.00%        6.51%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2004 ..........     0.00%      318,574     6.487008       2,066,592       0.00%        8.22%
           2003 ..........     0.00%      330,767     5.016522       1,659,300       0.00%       18.64%
           2002 ..........     0.00%      273,686     5.009491       1,371,028       0.00%       -0.18%
           2001 ..........     0.00%      112,000     7.190587         805,346       0.00%      -17.25%
           2000 ..........     0.00%        2,269     9.905150          22,475       0.00%       -0.95% 5/1/00

        Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2004 ..........     0.00%    1,320,646    17.566225      23,198,765       0.00%        7.19%
           2003 ..........     0.00%    1,136,343    13.590158      15,443,081       0.00%       14.03%
           2002 ..........     0.00%      999,081    13.265142      13,252,951       0.00%        0.10%
           2001 ..........     0.00%      404,207    11.819520       4,777,533       0.00%        8.08%
           2000 ..........     0.00%      299,933     9.759014       2,927,050       4.24%       14.28% 9/21/00

     The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
        Reduced Fee Tier (0.10%)

        AIM VIF - Basic Value Fund - Series I Shares
           2004 ..........     0.10%       64,476    13.831139         891,777       0.00%        5.20%
           2003 ..........     0.10%          173    11.139122           1,927       0.00%       13.10%

        AIM VIF - Capital Development Fund - Series I Shares
           2004 ..........     0.10%       64,596    13.991228         903,777       0.00%        5.38%
           2003 ..........     0.10%        1,049    11.245987          11,797       0.00%       14.53%

        Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
           2004 ..........     0.10%       12,162    13.679159         166,366       1.00%        3.13%
           2003 ..........     0.10%        2,318    11.554556          26,783       2.47%       15.31%

        American Century VP - Income & Growth Fund - Class I
           2004 ..........     0.10%       34,422    10.268590         353,465       1.42%        4.76%
           2003 ..........     0.10%      483,940     8.493460       4,110,325       1.21%       11.97%
           2002 ..........     0.10%      499,032     8.442333       4,212,994       0.96%       -0.10%
           2001 ..........     0.10%      298,794     9.888619       2,954,660       0.80%       -3.86%
           2000 ..........     0.10%      243,801    11.101352       2,706,521       0.55%       -3.62%

        American Century VP - International Fund - Class I
           2004 ..........     0.10%      854,562     9.509030       8,126,056       0.55%        2.21%
           2003 ..........     0.10%    1,162,128     7.846190       9,118,277       0.77%        4.90%
           2002 ..........     0.10%      919,498     8.977297       8,254,607       0.67%       -0.05%
           2001 ..........     0.10%      800,604    10.606504       8,491,610       0.08%      -20.19%
           2000 ..........     0.10%      441,920    15.024102       6,639,451       0.11%       -6.06%

        American Century VP - Ultra(R) Fund - Class I
           2004 ..........     0.10%        6,592    10.520159          69,349       0.00%        4.96%
           2003 ..........     0.10%        2,041     8.957641          18,283       0.00%       11.51%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit          Contract       Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        American Century VP - Value Fund - Class I
           2004 ..........     0.10%       64,136   $16.338919     $ 1,047,913       1.00%        6.18%
           2003 ..........     0.10%      535,044    13.063751       6,989,682       1.11%        9.37%
           2002 ..........     0.10%      364,405    13.141835       4,788,950       0.72%       -0.04%
           2001 ..........     0.10%      198,566    13.009457       2,583,236       0.90%        7.16%
           2000 ..........     0.10%       85,064     9.870150         839,594       1.03%       -4.05%

        Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
           2004 ..........     0.10%       99,626    13.773247       1,372,174       0.00%        9.28%
           2003 ..........     0.10%        6,649    10.882025          72,355       0.00%       12.14%

        Calvert Social Equity Portfolio
           2004 ..........     0.10%        1,026    12.752497          13,084       0.00%        1.53%
           2003 ..........     0.10%        1,029    11.214938          11,540       0.00%        8.98%

        Credit Suisse Trust - Large Cap Value Portfolio
           2004 ..........     0.10%      248,782    11.549659       2,873,347       0.00%        2.68%
           2003 ..........     0.10%       17,124     9.785578         167,568       0.00%        8.78%
           2002 ..........     0.10%       38,947    10.570720         411,698       0.00%       -0.10%

        Dreyfus IP - European Equity Portfolio
           2002 ..........     0.10%       52,928     8.352031         442,056       0.00%       -0.08%
           2001 ..........     0.10%       62,365    10.068788         627,940       0.06%      -20.44%
           2000 ..........     0.10%       18,626    13.237862         246,568       0.00%        2.40%

        Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
           2004 ..........     0.10%        7,840    13.570670         106,394       0.00%        3.37%
           2003 ..........     0.10%        3,136    11.148783          34,963       0.00%       11.75%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ..........     0.10%      378,028    11.574732       4,375,573       0.00%        9.64%
           2003 ..........     0.10%      203,194     8.634783       1,754,536       0.00%       12.58%

        Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ..........     0.10%       86,986     7.733518         672,708       0.01%        2.69%
           2003 ..........     0.10%       98,306     6.594185         648,248       0.01%       10.22%
           2002 ..........     0.10%      114,559     6.981310         799,772       0.01%       -0.17%
           2001 ..........     0.10%       87,496     9.354003         818,438       0.01%      -14.16%
           2000 ..........     0.10%       23,186    12.566828         291,374       0.01%        2.50%

        Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ..........     0.10%    1,213,070     9.334225      11,323,068       0.68%        3.28%
           2003 ..........     0.10%    3,040,631     7.864072      23,911,741       0.76%       11.58%
           2002 ..........     0.10%    2,485,874     7.872437      19,569,886       0.63%       -0.13%
           2001 ..........     0.10%    4,600,532     9.644728      44,370,880       0.51%       -6.88%
           2000 ..........     0.10%    2,359,881    11.359939      26,808,104       0.51%       -0.60%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ..........     0.10%       52,440     9.895656         518,928       0.03%        1.87%
           2003 ..........     0.10%      509,252     8.703331       4,432,189       0.02%        8.45%
           2002 ..........     0.10%      329,140     8.803391       2,897,548       0.01%       -0.09%
           2001 ..........     0.10%      358,835     9.974982       3,579,373       0.02%       -6.30%
           2000 ..........     0.10%      338,324    11.020408       3,728,469       0.01%        2.74%

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2004 ..........     0.10%       68,354    13.854788         947,030       0.23%        7.78%
           2003 ..........     0.10%       65,352    10.126681         661,799       0.13%        7.31%

        Federated IS - Quality Bond Fund II - Primary Shares
           2004 ..........     0.10%      702,668    13.395540       9,412,617       4.02%       -0.07%
           2003 ..........     0.10%    1,012,564    13.434358      13,603,147       3.28%        4.77%
           2002 ..........     0.10%    1,308,770    12.040347      15,758,045       3.22%        0.03%
           2001 ..........     0.10%    4,108,659    11.279452      46,343,422       2.33%        3.65%
           2000 ..........     0.10%    2,729,023    10.166599      27,744,883       1.20%        3.08%

        Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2004 ..........     0.10%      308,010    11.882726       3,659,998       1.42%        3.36%
           2003 ..........     0.10%    1,039,444     9.775527      10,161,113       1.76%       10.61%
           2002 ..........     0.10%      664,335     9.995107       6,640,099       1.35%       -0.06%
           2001 ..........     0.10%      347,891    11.124505       3,870,115       1.22%       -1.03%
           2000 ..........     0.10%      194,193    10.097451       1,960,854       1.46%       -2.81%

        NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                             Investment
                              Expense                  Unit          Contract       Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------

        Fidelity(R) VIP - Growth Portfolio - Service Class
           2004 ..........     0.10%    1,084,186   $ 8.593252     $ 9,316,684       0.16%        1.37%
           2003 ..........     0.10%    1,253,359     7.244508       9,079,969       0.20%       13.36%
           2002 ..........     0.10%      882,654     7.394071       6,526,406       0.13%       -0.19%
           2001 ..........     0.10%      992,825    10.067935       9,995,698       0.00%       -9.71%
           2000 ..........     0.10%      513,489    13.179722       6,767,642       0.07%        5.01%

        Fidelity(R) VIP - High Income Portfolio - Service Class
           2004 ..........     0.10%      640,994     9.231250       5,917,176       8.24%        0.47%
           2003 ..........     0.10%      865,569     8.475724       7,336,324       6.94%       17.00%
           2002 ..........     0.10%      656,498     6.695815       4,395,789       9.98%       -0.04%
           2001 ..........     0.10%      750,474     7.374697       5,534,518      10.33%       -7.25%
           2000 ..........     0.10%      507,660     9.770250       4,959,965       5.16%       -5.00%

        Fidelity(R) VIP - Overseas Portfolio - Service Class
           2004 ..........     0.10%      254,972    10.056750       2,564,190       1.02%        0.94%
           2003 ..........     0.10%      250,389     7.676416       1,922,090       0.67%       10.23%
           2002 ..........     0.10%      134,878     8.527947       1,150,232       0.53%       -0.03%
           2001 ..........     0.10%      198,126     9.844575       1,950,466       4.33%      -11.52%
           2000 ..........     0.10%      104,231    13.075264       1,362,848       1.15%       -5.09%

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2004 ..........     0.10%      202,424    11.773445       2,383,228       0.25%        6.20%
           2003 ..........     0.10%      187,649     9.465923       1,776,271       0.35%        9.48%
           2002 ..........     0.10%      215,713     9.470244       2,042,855       0.65%       -0.01%
           2001 ..........     0.10%      233,427     9.817206       2,291,601       0.60%      -10.05%
           2000 ..........     0.10%      152,581    11.546466       1,761,771       0.30%       -1.40%

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2004 ..........     0.10%       14,850     7.639416         113,445       0.48%        1.34%
           2003 ..........     0.10%       28,903     6.565673         189,768       0.65%       12.82%
           2002 ..........     0.10%       76,853     6.464770         496,837       0.82%       -0.13%
           2001 ..........     0.10%       79,325     7.958505         631,308       0.23%       -8.82%
           2000 ..........     0.10%        3,234    10.153660          32,837       1.08%       -3.75%

        Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ..........     0.10%       15,584    12.482530         194,528       0.00%        5.52%
           2003 ..........     0.10%        5,355     9.114851          48,810       0.00%       21.46%

        Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
           2004 ..........     0.10%      176,686    13.039658       2,303,925       1.22%        4.10%
           2003 ..........     0.10%        7,116    10.197498          72,565       4.68%        7.53%

        Gartmore GVIT Comstock Value Fund - Class I
           2004 ..........     0.10%      238,276     9.283773       2,212,100       0.62%        4.79%
           2003 ..........     0.10%      202,002     7.637384       1,542,767       0.65%       13.19%
           2002 ..........     0.10%      198,160     7.741156       1,533,987       0.66%       -0.14%
           2001 ..........     0.10%       95,820     9.376870         898,492       0.67%       -8.80%

        Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ..........     0.10%      201,180    16.748333       3,369,430       0.25%        5.68%
           2003 ..........     0.10%      211,178    13.183680       2,784,103       0.24%       11.90%
           2002 ..........     0.10%      234,179    13.401505       3,138,351       0.15%       -0.04%
           2001 ..........     0.10%      148,052    14.207693       2,103,477       0.29%        0.61%
           2000 ..........     0.10%       18,411    13.271857         244,348       0.36%        8.16%

        Gartmore GVIT Emerging Markets Fund - Class I
           2004 ..........     0.10%      102,934    11.385510       1,171,956       0.05%       -1.30%
           2003 ..........     0.10%       34,306     8.114170         278,365       0.32%       16.13%
           2002 ..........     0.10%       41,685     8.040876         335,184       0.05%       -0.03%
           2001 ..........     0.10%          793     8.880551           7,042       0.47%        1.96%

        Gartmore GVIT Federated High Income Bond Fund - Class I
           2004 ..........     0.10%       19,958    12.164759         242,784       3.80%        1.71%
           2003 ..........     0.10%      546,088    11.093732       6,058,154       4.05%       13.30%
           2002 ..........     0.10%      592,780     9.462039       5,608,907       4.57%        0.00%
           2001 ..........     0.10%    1,215,947     9.318063      11,330,271       4.83%        2.18%
           2000 ..........     0.10%      787,968     9.798463       7,720,875       5.18%       -1.55%

        Gartmore GVIT Global Financial Services Fund - Class I
           2004 ..........     0.10%        8,732    12.802364         111,790       0.60%        4.64%
           2003 ..........     0.10%        4,611     9.832118          45,336       0.00%       13.56%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                            Contract                                             Investment
                             Expense                  Unit        Contract         Income       Total
                              Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                            --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Global Health Sciences Fund - Class I
           2004 ..........    0.10%       27,988   $12.074728    $    337,947      0.00%        6.09%
           2003 ..........    0.10%        9,287    10.527437          97,768      0.00%       26.31%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2004 ..........    0.10%      112,746     3.074727         346,663      0.00%        0.76%
           2003 ..........    0.10%      104,492     2.477054         258,832      0.00%       25.88%
           2002 ..........    0.10%       59,175     2.339509         138,440      0.64%       -0.32%
           2001 ..........    0.10%        6,837     4.262393          29,142      0.00%      -29.15%

        Gartmore GVIT Global Utilities Fund - Class I
           2004 ..........    0.10%        7,372    11.330519          83,529      0.52%        5.36%
           2003 ..........    0.10%        2,632     9.615431          25,308      0.13%       10.80%

        Gartmore GVIT Government Bond Fund - Class I
           2004 ..........    0.10%       55,902    13.443157         751,499      3.40%       -0.13%
           2003 ..........    0.10%    1,760,726    13.616730      23,975,331      2.01%        3.08%
           2002 ..........    0.10%    1,248,085    12.407025      15,485,022      2.37%        0.04%
           2001 ..........    0.10%      596,281    11.384642       6,788,446      2.76%        2.38%
           2000 ..........    0.10%      108,503    10.284568       1,115,906      3.41%        3.98%

        Gartmore GVIT Growth Fund - Class I
           2004 ..........    0.10%       43,594     5.268956         229,695      0.06%        2.61%
           2003 ..........    0.10%      311,503     4.452036       1,386,823      0.00%       14.97%
           2002 ..........    0.10%      262,953     4.502725       1,184,005      0.00%       -0.17%
           2001 ..........    0.10%      338,747     5.956345       2,017,694      0.00%      -21.36%
           2000 ..........    0.10%      433,842    10.392776       4,508,823      0.17%        0.71%

        Gartmore GVIT ID Aggressive Fund
           2004 ..........    0.10%       28,958    11.395522         329,992      0.44%        3.92%
           2003 ..........    0.10%       23,671     9.224824         218,361      0.73%       10.82%

        Gartmore GVIT ID Conservative Fund
           2004 ..........    0.10%       18,724    10.922183         204,507      1.06%        0.91%
           2003 ..........    0.10%       14,194    10.433566         148,094      1.25%        3.91%

        Gartmore GVIT ID Moderate Fund
           2004 ..........    0.10%        7,272    11.215939          81,562      0.80%        2.41%
           2003 ..........    0.10%        1,928     9.846589          18,984      1.03%        7.83%

        Gartmore GVIT ID Moderately Aggressive Fund
           2004 ..........    0.10%       11,946    11.328386         135,329      0.64%        3.16%
           2003 ..........    0.10%        6,826     9.501293          64,856      0.86%        9.47%

        Gartmore GVIT ID Moderately Conservative Fund
           2004 ..........    0.10%        7,386    11.108859          82,050      1.00%        1.52%
           2003 ..........    0.10%        2,026    10.195162          20,655      1.19%        5.83%

        Gartmore GVIT International Growth Fund - Class I
           2004 ..........    0.10%       50,868     6.714267         341,541      0.00%       -0.84%
           2003 ..........    0.10%       41,237     5.241722         216,153      0.00%        4.88%
           2002 ..........    0.10%       14,021     6.094674          85,453      0.00%       -0.08%
           2001 ..........    0.10%        2,647     7.432628          19,674      0.40%      -19.63%

        Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2004 ..........    0.10%       30,168    10.063327         303,590      0.83%        1.57%
           2003 ..........    0.10%      237,333     9.102541       2,160,333      0.86%        8.68%
           2002 ..........    0.10%      185,497     8.744877       1,622,148      1.10%       -0.09%
           2001 ..........    0.10%       95,718     9.766945         934,872      1.22%       -1.70%
           2000 ..........    0.10%       84,072    10.243616         861,201      1.66%        2.63%

        Gartmore GVIT Mid Cap Growth Fund - Class I
           2004 ..........    0.10%      106,568     9.077222         967,341      0.00%        6.43%
           2003 ..........    0.10%      671,130     7.455230       5,003,429      0.00%       22.37%
           2002 ..........    0.10%      587,163     7.381425       4,334,100      0.00%       -0.24%
           2001 ..........    0.10%      462,202    11.985923       5,539,918      0.00%      -13.81%
           2000 ..........    0.10%      454,493    17.271082       7,849,586      0.00%        4.99%

        Gartmore GVIT Money Market Fund - Class I
           2003 ..........    0.10%    1,178,285    11.518076      13,571,576      0.37%        0.32%
           2002 ..........    0.10%    9,822,219    11.419584     112,165,655      0.62%        0.01%
           2001 ..........    0.10%    3,927,377    11.219674      44,063,890      2.24%        2.26%
           2000 ..........    0.10%      922,187    10.644566       9,816,280      2.92%        2.77%

       NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                            Contract                                              Investment
                             Expense                  Unit        Contract          Income       Total
                              Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                            --------   ----------   ----------   --------------   ----------   ---------
        Gartmore GVIT Money Market Fund: Class V
           2004 ..........    0.10%     7,542,722   $10.105035    $ 76,219,470      0.28%        0.24%
           2003 ..........    0.10%     7,264,051    10.056701      73,052,389      0.41%        0.36%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 ..........    0.10%    19,106,826     9.695033     185,241,309      0.51%        2.13%
           2003 ..........    0.10%    19,315,622     8.363230     161,540,989      0.42%       12.22%
           2002 ..........    0.10%    12,752,969     8.483182     108,185,757      0.33%       -0.06%
           2001 ..........    0.10%     6,605,181     9.433092      62,307,280      0.42%       -7.94%
           2000 ..........    0.10%        22,535    10.825627         243,956      0.28%        3.31%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2004 ..........    0.10%        14,856    11.031806         163,889      0.00%        4.27%
           2003 ..........    0.10%         8,611     9.035056          77,801      0.25%        6.96%

        Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2003 ..........    0.10%        73,988     8.801007         651,169      0.04%       14.71%
           2002 ..........    0.10%        67,648     8.770693         593,320      0.00%       -0.15%
           2001 ..........    0.10%        28,973    10.591925         306,880      0.29%       -0.51%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2004 ..........    0.10%        74,556    14.128866       1,053,392      0.00%        3.42%
           2003 ..........    0.10%        80,320    11.792858         947,202      0.00%       15.78%
           2002 ..........    0.10%        85,789    12.300548       1,055,252      0.00%       -0.20%
           2001 ..........    0.10%        53,609    16.283373         872,935      0.00%       -5.10%
           2000 ..........    0.10%        13,483    21.538332         290,401      0.00%        5.13%

        Gartmore GVIT Small Cap Value Fund - Class I
           2004 ..........    0.10%       244,026    22.948307       5,599,984      0.00%        5.40%
           2003 ..........    0.10%       270,047    16.564174       4,473,105      0.00%       19.21%
           2002 ..........    0.10%       347,293    16.729709       5,810,111      0.00%       -0.12%
           2001 ..........    0.10%       296,637    19.516190       5,789,224      0.00%       30.97%
           2000 ..........    0.10%       176,392    14.883105       2,625,261      0.00%       10.95%

        Gartmore GVIT Small Company Fund - Class I
           2004 ..........    0.10%       265,782    18.660158       4,959,534      0.00%        6.76%
           2003 ..........    0.10%       400,766    14.284741       5,724,839      0.00%       15.13%
           2002 ..........    0.10%       461,951    14.363575       6,635,268      0.00%       -0.04%
           2001 ..........    0.10%     1,390,147    15.893958      22,094,938      0.11%       -1.40%
           2000 ..........    0.10%       711,090    15.938399      11,333,636      0.03%        7.57%

        Gartmore GVIT Turner Growth Focus Fund - Class I
           2003 ..........    0.10%        19,440     2.691837          52,329      0.00%       22.05%
           2002 ..........    0.10%        22,900     2.503594          57,332      0.00%       -0.35%
           2001 ..........    0.10%         1,458     4.619300           6,735      0.00%      -27.17%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2004 ..........    0.10%        42,428    12.794358         542,839      0.00%        2.40%
           2003 ..........    0.10%        37,251    10.444841         389,081      0.00%       27.05%

        Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2004 ..........    0.10%         4,702    13.325015          62,654      2.15%       -0.57%
           2003 ..........    0.10%       633,034    12.880734       8,153,943      2.90%        7.66%
           2002 ..........    0.10%       496,403    11.395901       5,656,959      2.29%        0.02%
           2001 ..........    0.10%       252,557    10.809424       2,729,996      3.02%        0.71%
           2000 ..........    0.10%       247,557    10.416467       2,578,669      3.53%        2.44%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2004 ..........    0.10%        18,986     8.469681         160,805      0.00%       -1.12%
           2003 ..........    0.10%        48,102     6.896551         331,738      0.00%        9.43%
           2002 ..........    0.10%        48,856     7.971237         389,443      1.50%       -0.06%
           2001 ..........    0.10%        36,565     8.927589         326,437      1.07%      -14.36%
           2000 ..........    0.10%           303    11.819344           3,581      1.01%       -0.68%

        Goldman Sachs VIT - Mid Cap Value Fund
           2004 ..........    0.10%         5,922    13.992281          82,862      0.00%       10.34%
           2003 ..........    0.10%         3,808    10.720029          40,822      0.00%        8.43%

        Janus AS - Balanced Portfolio - Service Shares
           2004 ..........    0.10%        14,128    11.608881         164,010      0.74%        1.74%
           2003 ..........    0.10%        12,697    10.651870         135,247      2.35%        6.05%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                            Contract                                             Investment
                             Expense                  Unit        Contract         Income       Total
                              Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                            --------   ---------   ----------   --------------   ----------   ---------
        Janus AS - Capital Appreciation Portfolio - Service Shares
           2004 ..........    0.10%      133,620   $ 6.855309    $   916,006       0.00%        5.75%
           2003 ..........    0.10%      180,677     5.859619      1,058,698       0.16%        8.57%
           2002 ..........    0.10%      241,233     5.970112      1,440,188       0.21%       -0.07%
           2001 ..........    0.10%      262,121     7.106180      1,862,679       0.75%      -13.64%
           2000 ..........    0.10%       21,117     9.673547        204,276       0.09%       -3.26% 1/27/00

        Janus AS - Global Technology Portfolio - Service Shares
           2004 ..........    0.10%      300,646     3.523972      1,059,468       0.00%       -0.90%
           2003 ..........    0.10%      286,993     2.872391        824,356       0.00%       18.20%
           2002 ..........    0.10%      411,159     2.895460      1,190,494       0.00%       -0.30%
           2001 ..........    0.10%      368,716     4.867626      1,794,772       0.64%      -25.98%
           2000 ..........    0.10%      126,614     9.806028      1,241,580       0.00%       -1.94% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2004 ..........    0.10%      151,826     6.250961        949,058       0.48%       -0.82%
           2003 ..........    0.10%      521,067     4.984189      2,597,096       0.90%        6.28%
           2002 ..........    0.10%      524,115     5.551206      2,909,470       0.36%       -0.12%
           2001 ..........    0.10%      322,567     6.978600      2,251,066       0.62%      -15.57%
           2000 ..........    0.10%      152,099    10.134840      1,541,499       0.00%        1.35% 1/27/00

        Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2004 ..........    0.10%        6,408    13.271811         85,046       0.00%        5.51%
           2003 ..........    0.10%       30,157    10.823582        326,407       0.00%        7.51%

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2004 ..........    0.10%       25,534    10.977511        280,300       0.00%        4.17%
           2003 ..........    0.10%       67,652     9.123772        617,241       0.00%       13.96%
           2002 ..........    0.10%       81,377     9.671959        787,075       0.62%       -0.11%
           2001 ..........    0.10%       59,737    11.243700        671,665       0.34%        1.54%

        Neuberger Berman AMT - Mid Cap Growth Portfolio
           2004 ..........    0.10%      380,464    10.621110      4,040,950       0.00%        7.45%
           2003 ..........    0.10%      747,054     8.664090      6,472,543       0.00%       12.14%
           2002 ..........    0.10%      542,020     9.060281      4,910,854       0.00%       -0.17%
           2001 ..........    0.10%      515,246    12.585904      6,484,837       0.00%      -13.43%
           2000 ..........    0.10%      291,125    17.729749      5,161,573       0.00%       12.74%

        Neuberger Berman AMT - Partners Portfolio
           2004 ..........    0.10%       12,206    11.035304        134,697       0.00%        5.34%
           2003 ..........    0.10%        9,082     9.133830         82,953       0.00%       17.66%
           2002 ..........    0.10%       45,164     9.231601        416,936       0.48%       -0.10%
           2001 ..........    0.10%        5,826    10.479635         61,054       0.35%       -0.69%

        One Group(R) IT - Mid Cap Growth  Portfolio
           2004 ..........    0.10%        5,142    13.513502         69,486       0.00%        5.56%

        One Group(R) IT - Mid Cap Value Portfolio
           2004 ..........    0.10%       87,636    14.009396      1,227,727       0.55%        6.37%
           2003 ..........    0.10%        6,556    10.843589         71,091       0.63%        9.19%

        Oppenheimer VA Aggressive Growth Fund - Initial Class
           2004 ..........    0.10%      568,576    10.068122      5,724,493       0.00%       10.02%
           2003 ..........    0.10%    1,118,381     8.290011      9,271,391       0.00%       13.66%
           2002 ..........    0.10%    1,109,237     8.363264      9,276,842       0.61%       -0.17%
           2001 ..........    0.10%    1,217,306    10.744305     13,079,107       0.89%      -27.03%
           2000 ..........    0.10%      353,470    20.117568      7,110,957       0.00%       21.15%

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ..........    0.10%      835,808    11.263944      9,414,495       0.31%        2.32%
           2003 ..........    0.10%      989,329     9.452660      9,351,791       0.43%       12.32%
           2002 ..........    0.10%      858,636     9.302517      7,987,476       0.53%       -0.19%
           2001 ..........    0.10%      795,963    12.537813      9,979,635       0.61%       -4.93%
           2000 ..........    0.10%      320,077    14.470324      4,631,618       0.12%        9.36%

        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ..........    0.10%      432,780     9.675280      4,187,268       1.24%        3.28%
           2003 ..........    0.10%      808,159     7.320874      5,916,430       0.86%       11.66%
           2002 ..........    0.10%      642,156     7.819985      5,021,650       0.47%       -0.07%
           2001 ..........    0.10%      192,101     8.783820      1,687,381       0.41%       -8.42%
           2000 ..........    0.10%       74,231    10.109107        750,409       0.00%        1.09% 5/1/00

        NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                           Investment
                              Expense                Unit         Contract        Income       Total
                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                             --------   -------   ----------   --------------   ----------   ---------
        Oppenheimer VA Main(R) Street Fund - Initial Class
           2004 ..........     0.10%     89,996   $10.102563     $  909,190        0.83%         2.53%
           2003 ..........     0.10%    301,583     8.585095      2,589,119        1.02%        10.30%
           2002 ..........     0.10%    441,864     8.916181      3,939,739        0.67%        -0.07%
           2001 ..........     0.10%    181,818    10.049858      1,827,245        0.50%        -6.00%
           2000 ..........     0.10%    148,244    11.747678      1,741,523        0.36%         0.14%

        PIMCO VIT - Low Duration Portfolio - Administrative Shares
           2004 ..........     0.10%    451,092    10.456933      4,717,039        0.50%         0.34%
           2003 ..........     0.10%     15,412    10.434415        160,815        1.05%         2.37%

        PIMCO VIT - Real Return Portfolio - Administrative Shares
           2004 ..........     0.10%     53,282    11.529196        614,299        0.35%         2.24%
           2003 ..........     0.10%     19,897    11.069693        220,254        2.67%         6.76%

        PIMCO VIT - Total Return Portfolio - Administrative Shares
           2004 ..........     0.10%     11,550    10.884981        125,722        0.88%         0.34%
           2003 ..........     0.10%     56,228    10.797192        607,105        1.58%         4.45%

        Pioneer High Yield VCT Portfolio - Class I Shares
           2004 ..........     0.10%     30,138    13.783386        415,404        2.78%         0.23%
           2003 ..........     0.10%     21,750    12.561984        273,223        4.01%        21.17%

        Royce Capital Fund - Royce Micro-Cap Portfolio
           2004 ..........     0.10%     49,550    15.949060        790,276        0.00%         5.82%
           2003 ..........     0.10%     20,317    11.825403        240,257        0.00%        16.92%

        Strong Opportunity Fund II, Inc.
           2004 ..........     0.10%    182,638    10.331596      1,886,942        0.00%         8.74%
           2003 ..........     0.10%    224,510     8.058914      1,809,307        0.00%        16.09%
           2002 ..........     0.10%    296,413     8.051126      2,386,458        0.00%        -0.15%
           2001 ..........     0.10%    291,735     9.869436      2,879,260        0.09%        -0.01%
           2000 ..........     0.10%    149,401     9.641915      1,440,512        0.00%        -3.58% 5/1/00

        T. Rowe Price Equity Income Portfolio II
           2004 ..........     0.10%     10,710    13.205887        141,435        0.60%         4.29%
           2003 ..........     0.10%     13,381    11.079232        148,251        0.96%         9.41%

        T. Rowe Price Mid Cap Growth Fund II
           2004 ..........     0.10%    171,306    15.207987      2,605,219        0.00%         7.51%
           2003 ..........     0.10%      8,990    12.097196        108,754        0.00%        17.98%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ..........     0.10%     30,122    14.987432        451,451        0.55%        -2.38%
           2003 ..........     0.10%    110,476    10.999126      1,215,139        0.12%        10.35%
           2002 ..........     0.10%    118,689    10.971041      1,302,142        0.16%         0.07%
           2001 ..........     0.10%     31,475    10.394360        327,162        0.00%        -0.77%
           2000 ..........     0.10%        227    15.790423          3,584        0.00%       -12.46%

        Van Eck WIT - Worldwide Hard Assets Fund
           2004 ..........     0.10%     13,198    16.894295        222,971        0.35%         3.07%
           2003 ..........     0.10%      8,938    12.078890        107,961        0.50%         6.58%
           2002 ..........     0.10%     26,290    12.758496        335,421        0.58%         0.09%
           2001 ..........     0.10%      2,658    12.598656         33,487        0.96%        -3.46%

        Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2004 ..........     0.10%      8,968    19.960574        179,006        0.00%        -3.26%
           2003 ..........     0.10%      2,703    18.975828         51,292        0.00%        17.48%
           2002 ..........     0.10%      5,644    14.817371         83,629        0.00%         0.00%
           2001 ..........     0.10%      1,642    14.094542         23,143        0.00%         4.72%
           2000 ..........     0.10%     21,618    12.876285        278,360        0.00%         6.46%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2004 ..........     0.10%     21,968     6.460010        141,913        0.00%         8.16%
           2003 ..........     0.10%     70,818     5.000646        354,136        0.00%        18.58%
           2002 ..........     0.10%    126,566     4.998672        632,662        0.00%        -0.18%
           2001 ..........     0.10%     77,695     7.182236        558,024        0.00%       -17.29%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity      Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2004 ..........     0.10%      134,016   $20.747131     $ 2,780,448       0.00%        7.14%
           2003 ..........     0.10%      329,945    16.067147       5,301,275       0.00%       13.98%
           2002 ..........     0.10%      365,847    15.698665       5,743,309       0.00%        0.10%
           2001 ..........     0.10%      174,681    14.001808       2,445,850       0.00%        8.03%
           2000 ..........     0.10%       24,575    11.572376         284,391       4.24%       14.22% 9/21/00

     The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
        Reduced Fee Tier (0.20%)

        AIM VIF - Basic Value Fund - Series I Shares
           2004 ..........     0.20%       21,676    13.805971         299,258       0.00%        5.15%

        AIM VIF - Capital Development Fund - Series I Shares
           2004 ..........     0.20%        1,790    13.965758          24,999       0.00%        5.32%

        Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
           2004 ..........     0.20%       25,202    13.654263         344,115       1.00%        3.07%

        American Century VP - Income & Growth Fund - Class I
           2004 ..........     0.20%      119,832    10.074388       1,207,234       1.42%        4.71%

        American Century VP - International Fund - Class I
           2004 ..........     0.20%      542,134     7.495776       4,063,715       0.55%        2.16%

        American Century VP - Ultra(R) Fund - Class I
           2004 ..........     0.20%        7,142    10.497397          74,972       0.00%        4.91%

        American Century VP - Value Fund - Class I
           2004 ..........     0.20%      262,176    14.174097       3,716,108       1.00%        6.13%
           2003 ..........     0.20%      124,037    11.344204       1,407,101       1.11%        9.32%

        Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
           2004 ..........     0.20%      378,942    13.748156       5,209,754       0.00%        9.23%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2004 ..........     0.20%        7,254     7.637318          55,401       0.00%        7.62%

        Credit Suisse Trust - International Focus Portfolio
           2004 ..........     0.20%       10,052     8.534476          85,789       0.00%        0.92%

        Credit Suisse Trust - Large Cap Value Portfolio
           2004 ..........     0.20%       32,154    10.597360         340,748       0.00%        2.63%

        Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
           2004 ..........     0.20%       18,444    13.545947         249,841       0.00%        3.32%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ..........     0.20%      130,934    11.549693       1,512,248       0.00%        9.58%

        Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ..........     0.20%       20,238     7.079994         143,285       0.01%        2.64%

        Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ..........     0.20%    4,990,344     9.023266      45,029,201       0.68%        3.23%
           2003 ..........     0.20%    3,219,037     7.609700      24,495,906       0.76%       11.53%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ..........     0.20%      272,446     9.260606       2,523,015       0.03%        1.81%
           2003 ..........     0.20%      772,873     8.152937       6,301,185       0.02%        8.40%

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2004 ..........     0.20%      874,566    13.829565      12,094,867       0.23%        7.73%

        Federated IS - Quality Bond Fund II - Primary Shares
           2004 ..........     0.20%      837,276    13.326573      11,158,020       4.02%       -0.12%
           2003 ..........     0.20%      484,575    13.378598       6,482,934       3.28%        4.72%

        Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2004 ..........     0.20%      233,740    10.981143       2,566,732       1.42%        3.30%

        Fidelity(R) VIP - Growth Portfolio - Service Class
           2004 ..........     0.20%    1,067,076     7.695989       8,212,205       0.16%        1.32%

        Fidelity(R) VIP - High Income Portfolio - Service Class
           2004 ..........     0.20%      115,718    11.814392       1,367,138       8.24%        0.42%

        Fidelity(R) VIP - Overseas Portfolio - Service Class
           2004 ..........     0.20%      367,952     9.027862       3,321,820       1.02%        0.89%
           2003 ..........     0.20%    1,282,783     6.897948       8,848,570       0.67%       10.18%

        NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income      Total
                               Rate*      Units     Fair Value   Owners' Equity      Ratio**   Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2004 ..........     0.20%      223,922   $11.109785     $ 2,487,725       0.25%        6.15%

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2004 ..........     0.20%       22,684     8.789920         199,391       0.48%        1.29%

        Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ..........     0.20%        9,062    12.455518         112,872       0.00%        5.47%

        Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
           2004 ..........     0.20%      178,862    13.015915       2,328,053       1.22%        4.05%

        Gartmore GVIT Comstock Value Fund - Class I
           2004 ..........     0.20%       16,458     9.210815         151,592       0.62%        4.74%

        Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ..........     0.20%      426,686    12.686216       5,413,031       0.25%        5.63%
           2003 ..........     0.20%      135,732     9.996122       1,356,794       0.24%       11.85%

        Gartmore GVIT Emerging Markets Fund - Class I
           2004 ..........     0.20%       35,816    11.342919         406,258       0.05%       -1.35%

        Gartmore GVIT Federated High Income Bond Fund - Class I
           2004 ..........     0.20%      794,904    13.689950      10,882,196       3.80%        1.66%

        Gartmore GVIT Global Financial Services Fund - Class I
           2004 ..........     0.20%       10,098    12.774659         128,999       0.60%        4.59%

        Gartmore GVIT Global Health Sciences Fund - Class I
           2004 ..........     0.20%       19,714    12.048615         237,526       0.00%        6.04%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2004 ..........     0.20%       51,346     3.063201         157,283       0.00%        0.71%

        Gartmore GVIT Global Utilities Fund - Class I
           2004 ..........     0.20%       20,884    11.306014         236,115       0.52%        5.31%

        Gartmore GVIT Government Bond Fund - Class I
           2004 ..........     0.20%    1,198,338    12.273103      14,707,326       3.40%       -0.18%
           2003 ..........     0.20%    2,256,055    12.444040      28,074,439       2.01%        3.03%

        Gartmore GVIT Growth Fund - Class I
           2004 ..........     0.20%       43,412     6.775062         294,119       0.06%        2.56%

        Gartmore GVIT ID Aggressive Fund
           2004 ..........     0.20%        6,734    11.367890          76,551       0.44%        3.87%

        Gartmore GVIT ID Conservative Fund
           2004 ..........     0.20%        2,842    10.895685          30,966       1.06%        0.86%

        Gartmore GVIT ID Moderate Fund
           2004 ..........     0.20%       28,594    11.188729         319,931       0.80%        2.36%

        Gartmore GVIT ID Moderately Aggressive Fund
           2004 ..........     0.20%       18,626    11.300896         210,490       0.64%        3.11%

        Gartmore GVIT ID Moderately Conservative Fund
           2004 ..........     0.20%       10,616    11.081921         117,646       1.00%        1.47%

        Gartmore GVIT International Growth Fund - Class I
           2004 ..........     0.20%       11,866     6.689168          79,374       0.00%       -0.89%

        Gartmore GVIT J.P.Morgan Balanced Fund - Class I
           2004 ..........     0.20%      134,042    10.220374       1,369,959       0.83%        1.52%

        Gartmore GVIT Mid Cap Growth Fund - Class I
           2004 ..........     0.20%      209,792     7.377117       1,547,660       0.00%        6.37%

        Gartmore GVIT Money Market Fund - Class I
           2004 ..........     0.20%       30,252    10.556449         319,354       0.24%        0.15%

        Gartmore GVIT Money Market Fund: Class V
           2004 ..........     0.20%    7,235,660    10.087929      72,992,824       0.28%        0.19%
           2003 ..........     0.20%    5,838,849    10.049749      58,678,967       0.41%        0.31%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 ..........     0.20%       35,692     9.484901         338,535       0.51%        2.07%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2004 ..........     0.20%        3,402    11.007948          37,449       0.00%        4.21%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2004 ..........     0.20%      143,472    14.056057       2,016,651       0.00%        3.37%
           2003 ..........     0.20%       66,492    11.743840         780,871       0.00%       15.72%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Value Fund - Class I
           2004 ..........     0.20%      253,906   $16.499131    $ 4,189,228        0.00%        5.35%
           2003 ..........     0.20%       67,173    11.921046        800,772        0.00%       19.15%

        Gartmore GVIT Small Company Fund - Class I
           2004 ..........     0.20%      169,340    12.586599      2,131,415        0.00%        6.70%
           2003 ..........     0.20%      247,802     9.644959      2,390,040        0.00%       15.07%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2004 ..........     0.20%        7,060    12.766686         90,133        0.00%        2.35%

        Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2004 ..........     0.20%       11,168    12.791499        142,855        2.15%       -0.61%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2004 ..........     0.20%        2,212     8.354964         18,481        0.00%       -1.17%

        Goldman Sachs VIT - Mid Cap Value Fund
           2004 ..........     0.20%      824,846    13.966822     11,520,477        0.00%       10.29%

        Janus AS - Balanced Portfolio - Service Shares
           2004 ..........     0.20%       59,206    11.587743        686,064        0.74%        1.69%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2004 ..........     0.20%      199,468     6.825048      1,361,379        0.00%        5.70%

        Janus AS - Global Technology Portfolio - Service Shares
           2004 ..........     0.20%      150,484     3.508386        527,956        0.00%       -0.95%

        Janus AS - International Growth Portfolio - Service Shares
           2004 ..........     0.20%      268,272     6.223350      1,669,551        0.48%       -0.87%

        Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2004 ..........     0.20%        4,266    13.247659         56,515        0.00%        5.46%

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2004 ..........     0.20%       19,602    10.190525        199,755        0.00%        4.12%

        Neuberger Berman AMT - Mid Cap Growth Portfolio
           2004 ..........     0.20%      311,322     7.773033      2,419,916        0.00%        7.39%
           2003 ..........     0.20%      286,811     6.347135      1,820,428        0.00%       12.09%

        Neuberger Berman AMT - Partners Portfolio
           2004 ..........     0.20%       65,796    11.033678        725,972        0.00%        5.28%

        One Group(R) IT - Mid Cap Growth Portfolio
           2004 ..........     0.20%        7,848    13.489440        105,865        0.00%        5.50%

        One Group(R) IT - Mid Cap Value Portfolio
           2004 ..........     0.20%       11,316    13.984465        158,248        0.55%        6.32%

        Oppenheimer VA Aggressive Growth Fund - Initial Class
           2004 ..........     0.20%      206,132     6.994351      1,441,760        0.00%        9.97%

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ..........     0.20%    1,305,776     8.787051     11,473,920        0.31%        2.27%

        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ..........     0.20%      294,182     9.635072      2,834,465        1.24%        3.23%

        Oppenheimer VA Main(R) Street Fund - Initial Class
           2004 ..........     0.20%       66,550     9.618794        640,131        0.83%        2.48%

        PIMCO VIT - Low Duration Portfolio - Administrative Shares
           2004 ..........     0.20%    1,899,314    10.437854     19,824,762        0.50%        0.29%

        PIMCO VIT - Real Return Portfolio - Administrative Shares
           2004 ..........     0.20%      172,348    11.508036      1,983,387        0.35%        2.19%

        PIMCO VIT - Total Return Portfolio - Administrative Shares
           2004 ..........     0.20%    1,150,880    10.865001     12,504,312        0.88%        0.29%

        Pioneer High Yield VCT Portfolio - Class I Shares
           2004 ..........     0.20%       32,216    13.758240        443,235        2.78%        0.18%

        Royce Capital Fund - Royce Micro-Cap Portfolio
           2004 ..........     0.20%      215,378    15.920028      3,428,824        0.00%        5.77%

        Strong Opportunity Fund II, Inc.
           2004 ..........     0.20%      213,620    10.288666      2,197,865        0.00%        8.69%

        T. Rowe Price Equity Income Portfolio II
           2004 ..........     0.20%      887,440    13.181872     11,698,120        0.60%        4.24%

        NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        T. Rowe Price Mid Cap Growth Fund II
           2004 ..........     0.20%      605,838   $15.180296     $9,196,800        0.00%        7.46%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ..........     0.20%       12,714    13.902819        176,760        0.55%       -2.43%

        Van Eck WIT - Worldwide Hard Assets Fund
           2004 ..........     0.20%       60,974    14.442559        880,621        0.35%        3.02%

        Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2004 ..........     0.20%        6,914    15.266159        105,550        0.00%       -3.30%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2004 ..........     0.20%       48,758     6.433146        313,667        0.00%        8.11%

        Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2004 ..........     0.20%       84,844    16.905039      1,434,291        0.00%        7.08%

     The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
        Reduced Fee Tier (0.25%)

        AIM VIF - Basic Value Fund - Series I Shares
           2004 ..........     0.25%       81,446    13.793400      1,123,417        0.00%        5.12%
           2003 ..........     0.25%          422    11.125403          4,695        0.00%       13.02%

        AIM VIF - Capital Development Fund - Series I Shares
           2004 ..........     0.25%          456    13.953032          6,363        0.00%        5.30%
           2003 ..........     0.25%           57    11.232126            640        0.00%       14.45%

        Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
           2004 ..........     0.25%      423,800    13.641824      5,781,405        1.00%        3.05%
           2003 ..........     0.25%        1,518    11.540318         17,518        2.47%       15.22%

        American Century VP - Income & Growth Fund - Class I
           2004 ..........     0.25%      287,342    10.056344      2,889,610        1.42%        4.68%
           2003 ..........     0.25%      138,621     8.330391      1,154,767        1.21%       11.89%

        American Century VP - International Fund - Class I
           2004 ..........     0.25%    1,213,986     7.482400      9,083,529        0.55%        2.13%
           2003 ..........     0.25%      144,847     6.183217        895,620        0.77%        4.82%

        American Century VP - Ultra(R) Fund - Class I
           2004 ..........     0.25%      137,654    10.486036      1,443,445        0.00%        4.88%
           2003 ..........     0.25%          872     8.941986          7,797        0.00%       11.43%

        American Century VP - Value Fund - Class I
           2004 ..........     0.25%      352,798    14.148749      4,991,650        1.00%        6.10%
           2003 ..........     0.25%      118,523    11.329580      1,342,816        1.11%        9.29%

        Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
           2004 ..........     0.25%       65,324    13.735646        897,267        0.00%        9.20%
           2003 ..........     0.25%        1,711    10.868620         18,596        0.00%       12.06%

        Calvert Social Equity Portfolio
           2004 ..........     0.25%          268    12.717703          3,408        0.00%        1.45%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2004 ..........     0.25%       29,048     7.623634        221,451        0.00%        7.59%
           2003 ..........     0.25%       16,944     5.698248         96,551        0.00%       18.45%

        Credit Suisse Trust - International Focus Portfolio
           2004 ..........     0.25%       13,502     8.519173        115,026        0.00%        0.89%
           2003 ..........     0.25%       14,568     6.913541        100,716        0.00%        8.70%

        Credit Suisse Trust - Large Cap Value Portfolio
           2004 ..........     0.25%       16,048    10.578403        169,762        0.00%        2.60%
           2003 ..........     0.25%       10,303     8.976130         92,481        0.00%        8.69%

        Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
           2004 ..........     0.25%        9,694    13.533622        131,195        0.00%        3.29%
           2003 ..........     0.25%          305    11.135041          3,396        0.00%       11.67%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ..........     0.25%      186,774    11.537212      2,154,851        0.00%        9.56%
           2003 ..........     0.25%          755     8.619705          6,508        0.00%       12.49%

        Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ..........     0.25%      119,150     7.067319        842,071        0.01%        2.61%
           2003 ..........     0.25%       46,291     6.035175        279,374        0.01%       10.14%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ..........     0.25%    7,143,234   $ 9.007109     $64,339,887       0.68%        3.20%
           2003 ..........     0.25%    1,959,678     7.599870      14,893,298       0.76%       11.50%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ..........     0.25%      597,758     9.244025       5,525,690       0.03%        1.79%
           2003 ..........     0.25%      424,799     8.142416       3,458,890       0.02%        8.37%

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2004 ..........     0.25%      593,658    13.816969       8,202,554       0.23%        7.70%
           2003 ..........     0.25%        1,064    10.114204          10,762       0.13%        7.23%

        Federated IS - Quality Bond Fund II - Primary Shares
           2004 ..........     0.25%    1,336,204    13.292241      17,761,146       4.02%       -0.14%
           2003 ..........     0.25%      207,024    13.350815       2,763,939       3.28%        4.69%

        Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2004 ..........     0.25%      937,682    10.961508      10,278,409       1.42%        3.28%
           2003 ..........     0.25%      409,416     9.031206       3,697,520       1.76%       10.53%

        Fidelity(R) VIP - Growth Portfolio - Service Class
           2004 ..........     0.25%    1,645,376     7.682210      12,640,124       0.16%        1.29%
           2003 ..........     0.25%      221,401     6.486180       1,436,047       0.20%       13.27%

        Fidelity(R) VIP - High Income Portfolio - Service Class
           2004 ..........     0.25%      193,106    11.793226       2,277,343       8.24%        0.39%
           2003 ..........     0.25%       34,297    10.844299         371,927       6.94%       16.92%

        Fidelity(R) VIP - Overseas Portfolio - Service Class
           2004 ..........     0.25%      558,136     9.011681       5,029,744       1.02%        0.87%
           2003 ..........     0.25%      135,773     6.889027         935,344       0.67%       10.15%

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2004 ..........     0.25%    1,537,056    11.089907      17,045,808       0.25%        6.12%
           2003 ..........     0.25%      215,393     8.929734       1,923,402       0.35%        9.40%

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2004 ..........     0.25%      523,064     8.774153       4,589,444       0.48%        1.26%
           2003 ..........     0.25%      133,307     7.552242       1,006,767       0.65%       12.73%

        Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ..........     0.25%       39,964    12.442028         497,233       0.00%        5.44%
           2003 ..........     0.25%          133     9.098914           1,210       0.00%       21.37%

        Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
           2004 ..........     0.25%      183,536    13.004058       2,386,713       1.22%        4.03%
           2003 ..........     0.25%        2,947    10.184928          30,015       4.68%        7.45%

        Gartmore GVIT Comstock Value Fund - Class I
           2004 ..........     0.25%        6,574     9.194311          60,443       0.62%        4.71%
           2003 ..........     0.25%        1,135     7.575135           8,598       0.65%       13.10%

        Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ..........     0.25%      262,312    12.663513       3,321,791       0.25%        5.60%
           2003 ..........     0.25%       19,808     9.983219         197,748       0.24%       11.82%

        Gartmore GVIT Emerging Markets Fund - Class I
           2004 ..........     0.25%       50,406    11.321701         570,682       0.05%       -1.37%
           2003 ..........     0.25%          451     8.080806           3,644       0.32%       16.04%

        Gartmore GVIT Federated High Income Bond Fund - Class I
           2004 ..........     0.25%       86,518    13.665446       1,182,307       3.80%        1.64%
           2003 ..........     0.25%       67,369    12.481025         840,834       4.05%       13.22%

        Gartmore GVIT Global Financial Services Fund - Class I
           2004 ..........     0.25%        9,432    12.760843         120,360       0.60%        4.56%
           2003 ..........     0.25%           42     9.814942             412       0.00%       13.48%

        Gartmore GVIT Global Health Sciences Fund - Class I
           2004 ..........     0.25%       20,392    12.035586         245,430       0.00%        6.01%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2004 ..........     0.25%      157,438     3.057452         481,359       0.00%        0.68%
           2003 ..........     0.25%       29,655     2.466833          73,154       0.00%       25.79%

        Gartmore GVIT Global Utilities Fund - Class I
           2004 ..........     0.25%        3,476    11.293792          39,257       0.52%        5.28%
           2003 ..........     0.25%           69     9.598646             662       0.13%       10.72%

        NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                            Investment
                              Expense                  Unit         Contract       Income      Total
                               Rate*      Units     Fair Value   Owners' Equity    Ratio**   Return***
                             --------   ---------   ----------   --------------  ----------  ---------
        Gartmore GVIT Government Bond Fund - Class I
           2004 ..........     0.25%    2,198,718   $12.251160     $26,936,846      3.40%      -0.21%
           2003 ..........     0.25%    1,333,649    12.428010      16,574,603      2.01%       3.00%

        Gartmore GVIT Growth Fund - Class I
           2004 ..........     0.25%       74,858     6.762918         506,259      0.06%       2.54%
           2003 ..........     0.25%       55,951     5.722954         320,205      0.00%      14.89%

        Gartmore GVIT ID Aggressive Fund
           2004 ..........     0.25%       17,136    11.354080         194,564      0.44%       3.84%

        Gartmore GVIT ID Conservative Fund
           2004 ..........     0.25%        4,866    10.882475          52,954      1.06%       0.83%
           2003 ..........     0.25%          323    10.411268           3,363      1.25%       3.83%

        Gartmore GVIT ID Moderate Fund
           2004 ..........     0.25%       11,170    11.175138         124,826      0.80%       2.34%
           2003 ..........     0.25%        1,336     9.825506          13,127      1.03%       7.75%

        Gartmore GVIT ID Moderately Aggressive Fund
           2004 ..........     0.25%       15,140    11.287181         170,888      0.64%       3.09%
           2003 ..........     0.25%          760     9.480960           7,206      0.86%       9.39%

        Gartmore GVIT ID Moderately Conservative Fund
           2004 ..........     0.25%       14,448    11.068475         159,917      1.00%       1.45%
           2003 ..........     0.25%        1,964    10.173364          19,980      1.19%       5.75%

        Gartmore GVIT International Growth Fund - Class I
           2004 ..........     0.25%        2,396     6.676640          15,997      0.00%      -0.91%
           2003 ..........     0.25%          197     5.220173           1,028      0.00%       4.81%

        Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2004 ..........     0.25%      100,126    10.202088       1,021,494      0.83%       1.49%
           2003 ..........     0.25%       19,487     9.241919         180,097      0.86%       8.60%

        Gartmore GVIT Mid Cap Growth Fund - Class I
           2004 ..........     0.25%      138,730     7.363888       1,021,592      0.00%       6.35%
           2003 ..........     0.25%       19,626     6.057135         118,877      0.00%      22.28%

        Gartmore GVIT Money Market Fund - Class I
           2004 ..........     0.25%    2,162,230    10.537518      22,784,538      0.24%       0.12%
           2003 ..........     0.25%    2,045,630    10.511320      21,502,272      0.37%       0.25%

        Gartmore GVIT Money Market Fund: Class V
           2004 ..........     0.25%    3,622,568    10.079379      36,513,236      0.28%       0.16%
           2003 ..........     0.25%    1,715,072    10.046273      17,230,082      0.41%       0.29%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 ..........     0.25%      114,742     9.467922       1,086,368      0.51%       2.05%
           2003 ..........     0.25%       11,910     8.179571          97,419      0.42%      12.14%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2004 ..........     0.25%        8,304    10.996033          91,311      0.00%       4.19%

        Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2003 ..........     0.25%        3,506     8.748611          30,673      0.04%      14.63%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2004 ..........     0.25%       87,682    14.019863       1,229,290      0.00%       3.34%
           2003 ..........     0.25%       18,422    11.719442         215,896      0.00%      15.70%

        Gartmore GVIT Small Cap Value Fund - Class I
           2004 ..........     0.25%      542,172    16.469626       8,929,370      0.00%       5.32%
           2003 ..........     0.25%      144,591    11.905679       1,721,454      0.00%      19.12%

        Gartmore GVIT Small Company Fund - Class I
           2004 ..........     0.25%      790,732    12.564087       9,934,826      0.00%       6.68%
           2003 ..........     0.25%      148,539     9.632513       1,430,804      0.00%      15.04%

        Gartmore GVIT Turner Growth Focus Fund - Class I
           2003 ..........     0.25%          106     2.680749             284      0.00%      21.96%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2004 ..........     0.25%       54,390    12.752862         693,628      0.00%       2.32%

        Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2004 ..........     0.25%      434,236    12.768608       5,544,589      2.15%      -0.64%
           2003 ..........     0.25%       68,489    12.361437         846,622      2.90%       7.58%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Worldwide Leaders Fund - Class I
           2004 ..........     0.25%       29,048   $ 8.339995     $   242,260       0.00%       -1.20%
           2003 ..........     0.25%        6,456     6.801151          43,908       0.00%        9.35%

        Goldman Sachs VIT - Mid Cap Value Fund
           2004 ..........     0.25%      440,452    13.954104       6,146,113       0.00%       10.26%
           2003 ..........     0.25%       15,781    10.706827         168,964       0.00%        8.35%

        Janus AS - Balanced Portfolio - Service Shares
           2004 ..........     0.25%       50,428    11.577180         583,814       0.74%        1.66%
           2003 ..........     0.25%        3,210    10.638746          34,150       2.35%        5.98%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2004 ..........     0.25%    1,008,174     6.809936       6,865,600       0.00%        5.67%
           2003 ..........     0.25%       73,075     5.829583         425,997       0.16%        8.49%

        Janus AS - Global Technology Portfolio - Service Shares
           2004 ..........     0.25%      136,066     3.500625         476,316       0.00%       -0.97%
           2003 ..........     0.25%       18,592     2.857648          53,129       0.00%       18.11%

        Janus AS - International Growth Portfolio - Service Shares
           2004 ..........     0.25%      411,016     6.209582       2,552,238       0.48%       -0.90%
           2003 ..........     0.25%       38,955     4.958623         193,163       0.90%        6.20%

        Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2004 ..........     0.25%       14,830    13.235596         196,284       0.00%        5.43%
           2003 ..........     0.25%        2,382    10.810241          25,750       0.00%        7.43%

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2004 ..........     0.25%       65,990    10.172297         671,270       0.00%        4.09%
           2003 ..........     0.25%       18,900     8.467232         160,031       0.00%       13.88%

        Neuberger Berman AMT - Mid Cap Growth Portfolio
           2004 ..........     0.25%      441,812     7.759100       3,428,063       0.00%        7.37%
           2003 ..........     0.25%      330,800     6.338937       2,096,920       0.00%       12.06%

        Neuberger Berman AMT - Partners Portfolio
           2004 ..........     0.25%       68,002    11.013919         748,969       0.00%        5.26%
           2003 ..........     0.25%      108,029     9.129811         986,284       0.00%       17.57%

        One Group(R) IT - Mid Cap Growth Portfolio
           2004 ..........     0.25%       86,948    13.477455       1,171,838       0.00%        5.48%
           2003 ..........     0.25%        2,256    11.187296          25,239       0.00%       11.05%

        One Group(R) IT - Mid Cap Value Portfolio
           2004 ..........     0.25%        1,690    13.972011          23,613       0.55%        6.29%
           2003 ..........     0.25%           87    10.830892             942       0.63%        9.11%

        Oppenheimer VA Aggressive Growth Fund - Initial Class
           2004 ..........     0.25%    1,412,636     6.981822       9,862,773       0.00%        9.94%
           2003 ..........     0.25%      235,235     5.757406       1,354,343       0.00%       13.58%

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ..........     0.25%    1,163,758     8.771318      10,207,691       0.31%        2.24%
           2003 ..........     0.25%      510,159     7.371915       3,760,849       0.43%       12.24%

        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ..........     0.25%      381,986     9.615019       3,672,803       1.24%        3.21%
           2003 ..........     0.25%      264,634     7.286192       1,928,174       0.86%       11.57%

        Oppenheimer VA Main(R) Street Fund - Initial Class
           2004 ..........     0.25%      356,232     9.601549       3,420,379       0.83%        2.45%
           2003 ..........     0.25%       35,716     8.171591         291,857       1.02%       10.21%

        PIMCO VIT - Low Duration Portfolio - Administrative Shares
           2004 ..........     0.25%    1,721,672    10.428323      17,954,152       0.50%        0.27%
           2003 ..........     0.25%        4,882    10.421535          50,878       1.05%        2.30%

        PIMCO VIT - Real Return Portfolio - Administrative Shares
           2004 ..........     0.25%      189,198    11.497462       2,175,297       0.35%        2.17%
           2003 ..........     0.25%       24,703    11.055847         273,113       2.67%        6.68%

        PIMCO VIT - Total Return Portfolio - Administrative Shares
           2004 ..........     0.25%    1,662,976    10.855021      18,051,639       0.88%        0.27%
           2003 ..........     0.25%       20,046    10.783687         216,170       1.58%        4.37%

       NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                             Investment
                              Expense                  Unit          Contract       Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Pioneer High Yield VCT Portfolio - Class I Shares
           2004 ..........     0.25%      402,866   $13.745673     $ 5,537,664       2.78%       0.15%
           2003 ..........     0.25%        1,356    12.546477          17,013       4.01%      21.08%

        Royce Capital Fund - Royce Micro-Cap Portfolio
           2004 ..........     0.25%      228,098    15.905543       3,628,023       0.00%       5.74%
           2003 ..........     0.25%        4,431    11.810842          52,334       0.00%      16.83%

        Strong Opportunity Fund II, Inc.
           2004 ..........     0.25%      341,818    10.267248       3,509,530       0.00%       8.66%
           2003 ..........     0.25%      195,254     8.020747       1,566,083       0.00%      16.01%

        T. Rowe Price Equity Income Portfolio II
           2004 ..........     0.25%      309,694    13.169863       4,078,628       0.60%       4.21%
           2003 ..........     0.25%        6,006    11.065596          66,460       0.96%       9.32%

        T. Rowe Price Mid Cap Growth Fund II
           2004 ..........     0.25%      388,004    15.166482       5,884,656       0.00%       7.43%
           2003 ..........     0.25%        2,904    12.082293          35,087       0.00%      17.89%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ..........     0.25%       71,204    13.877902         988,162       0.55%      -2.45%
           2003 ..........     0.25%       11,886    10.200134         121,239       0.12%      10.27%

        Van Eck WIT - Worldwide Hard Assets Fund
           2004 ..........     0.25%       25,176    14.416726         362,955       0.35%       2.99%
           2003 ..........     0.25%        2,538    10.322978          26,200       0.50%       6.51%

        Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2004 ..........     0.25%      103,620    15.238844       1,579,049       0.00%      -3.33%
           2003 ..........     0.25%       21,500    14.508820         311,940       0.00%      17.39%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2004 ..........     0.25%      102,612     6.419750         658,743       0.00%       8.08%
           2003 ..........     0.25%       12,293     4.976934          61,181       0.00%      18.49%

        Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2004 ..........     0.25%      259,032    16.874783       4,371,109       0.00%       7.06%
           2003 ..........     0.25%       43,521    13.087920         569,599       0.00%      13.89%

     The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
        Reduced Fee Tier (0.40%)

        AIM VIF - Basic Value Fund - Series I Shares
           2004 ..........     0.40%       82,342    13.755743       1,132,675       0.00%       5.04%
           2003 ..........     0.40%       52,716    11.111688         585,764       0.00%      12.93%

        AIM VIF - Capital Development Fund - Series I Shares
           2004 ..........     0.40%       41,324    13.914958         575,022       0.00%       5.22%
           2003 ..........     0.40%        7,677    11.218298          86,123       0.00%      14.36%

        AIM VIF - International Growth Fund - Series I Shares
           2004 ..........     0.40%       25,682    10.221601         262,511       0.00%       2.22% 5/3/04

        Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
           2004 ..........     0.40%      321,076    13.604607       4,368,113       1.00%       2.97%
           2003 ..........     0.40%      139,704    11.526109       1,610,244       2.47%      15.13%

        American Century VP - Income & Growth Fund - Class I
           2004 ..........     0.40%      277,718    11.260561       3,127,260       1.42%       4.60%
           2003 ..........     0.40%      877,608     9.341937       8,198,559       1.21%      11.80%
           2002 ..........     0.40%    2,333,231     9.313777      21,731,193       0.96%      -0.10%
           2001 ..........     0.40%    1,794,162    10.942107      19,631,913       0.80%      -4.00%
           2000 ..........     0.40%      596,604    12.320813       7,350,646       0.55%      -3.77%

        American Century VP - International Fund - Class I
           2004 ..........     0.40%    1,235,144     9.362146      11,563,598       0.55%       2.06%
           2003 ..........     0.40%    3,496,845     7.748207      27,094,279       0.77%       4.74%
           2002 ..........     0.40%    2,860,949     8.892011      25,439,590       0.67%      -0.05%
           2001 ..........     0.40%    1,710,893    10.537256      18,028,118       0.08%     -20.31%
           2000 ..........     0.40%      630,146    14.970741       9,433,753       0.11%      -6.20%

        American Century VP - Ultra(R) Fund - Class I
           2004 ..........     0.40%       84,598    10.452030         884,221       0.00%       4.80%
           2003 ..........     0.40%       25,596     8.926375         228,479       0.00%      11.34%

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ----------   ----------   --------------   ----------   ---------
        American Century VP - Value Fund - Class I
           2004 ..........     0.40%       695,344   $14.507645    $ 10,087,804       1.00%        6.02%
           2003 ..........     0.40%       902,664    11.634414      10,501,967       1.11%        9.21%
           2002 ..........     0.40%       866,383    11.739323      10,170,750       0.72%       -0.04%
           2001 ..........     0.40%       246,737    11.655930       2,875,949       0.90%        7.00%
           2000 ..........     0.40%        42,132     8.869662         373,697       1.03%       -4.19%

        Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
           2004 ..........     0.40%       127,012    13.698155       1,739,830       0.00%        9.12%
           2003 ..........     0.40%       120,121    10.855224       1,303,940       0.00%       11.98%

        Calvert Social Equity Portfolio
           2004 ..........     0.40%         7,088    12.682985          89,897       0.00%        1.38%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..........     0.40%        13,297     6.575791          87,438       0.00%       18.36%
           2002 ..........     0.40%        27,399     7.263419         199,010       0.00%       -0.14%
           2001 ..........     0.40%        22,770     9.563256         217,755       0.00%      -19.76%
           2000 ..........     0.40%        20,057    15.467356         310,229       0.00%        4.78%

        Credit Suisse Trust - International Focus Portfolio
           2003 ..........     0.40%        19,110     6.730360         128,617       0.00%        8.62%
           2002 ..........     0.40%        32,185     7.631249         245,612       0.00%       -0.02%
           2001 ..........     0.40%        26,813     8.417725         225,704       0.00%      -16.10%
           2000 ..........     0.40%        26,290    12.380758         325,490       0.00%       -8.92%

        Credit Suisse Trust - Large Cap Value Portfolio
           2003 ..........     0.40%        37,084     9.545414         353,982       0.00%        8.61%
           2002 ..........     0.40%        52,626    10.342464         544,283       0.00%       -0.10%
           2001 ..........     0.40%       101,298    11.765980       1,191,870       0.00%        3.10%
           2000 ..........     0.40%        61,488    10.242976         629,820       0.00%       -2.63%

        Dreyfus IP - European Equity Portfolio
           2002 ..........     0.40%        33,531     8.283327         277,748       0.00%       -0.08%
           2001 ..........     0.40%        18,320    10.015945         183,492       0.06%      -20.56%
           2000 ..........     0.40%         7,017    13.207837          92,679       0.00%        2.25%

        Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
           2004 ..........     0.40%        19,146    13.496688         258,408       0.00%        3.22%
           2003 ..........     0.40%         2,559    11.121325          28,459       0.00%       11.58%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ..........     0.40%        96,002    11.499798       1,104,004       0.00%        9.47%
           2003 ..........     0.40%        26,095     8.604644         224,538       0.00%       12.41%

        Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ..........     0.40%        68,370     8.985822         614,361       0.01%        2.53%
           2003 ..........     0.40%       182,704     7.685017       1,404,083       0.01%       10.05%
           2002 ..........     0.40%       542,647     8.160791       4,428,429       0.01%       -0.17%
           2001 ..........     0.40%       389,568    10.967194       4,272,468       0.01%      -14.29%
           2000 ..........     0.40%        84,957    14.778256       1,255,516       0.01%        2.35%

        Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ..........     0.40%     6,953,418    10.676526      74,238,348       0.68%        3.13%
           2003 ..........     0.40%    10,836,361     9.021982      97,765,454       0.76%       11.42%
           2002 ..........     0.40%    13,628,050     9.058868     123,454,706       0.63%       -0.13%
           2001 ..........     0.40%     9,214,227    11.131574     102,568,850       0.51%       -7.02%
           2000 ..........     0.40%     5,212,941    13.150463      68,552,588       0.51%       -0.75%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ..........     0.40%       570,668    11.139918       6,357,195       0.03%        1.71%
           2003 ..........     0.40%     1,222,389     9.827114      12,012,556       0.02%        8.29%
           2002 ..........     0.40%     1,943,798     9.970158      19,379,973       0.01%       -0.09%
           2001 ..........     0.40%     1,894,650    11.330924      21,468,135       0.02%       -6.44%
           2000 ..........     0.40%     1,200,157    12.555931      15,069,088       0.01%        2.59%

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2004 ..........     0.40%       393,668    13.779267       5,424,456       0.23%        7.62%
           2003 ..........     0.40%        29,003    10.101737         292,981       0.13%        7.15%

        NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Federated IS - Quality Bond Fund II - Primary Shares
           2004 ..........     0.40%    1,664,880   $13.189755     $21,959,359       4.02%       -0.22%
           2003 ..........     0.40%    2,883,892    13.267802      38,262,908       3.28%        4.61%
           2002 ..........     0.40%    3,198,202    11.926987      38,144,914       3.22%        0.02%
           2001 ..........     0.40%    1,432,608    11.206725      16,054,844       2.33%        3.49%
           2000 ..........     0.40%      188,968    10.131263       1,914,485       1.20%        2.93%

        Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2004 ..........     0.40%    1,963,546    11.831061      23,230,833       1.42%        3.20%
           2003 ..........     0.40%    2,831,500     9.762270      27,641,868       1.76%       10.45%
           2002 ..........     0.40%    2,492,285    10.011730      24,952,085       1.35%       -0.06%
           2001 ..........     0.40%    1,411,905    11.176442      15,780,074       1.22%       -1.18%
           2000 ..........     0.40%      284,061    10.174924       2,890,299       1.46%       -2.95%

        Fidelity(R) VIP - Growth Portfolio - Service Class
           2004 ..........     0.40%    2,059,318    11.128879      22,917,901       0.16%        1.22%
           2003 ..........     0.40%    3,389,418     9.410347      31,895,600       0.20%       13.19%
           2002 ..........     0.40%    2,851,313     9.633660      27,468,580       0.13%       -0.19%
           2001 ..........     0.40%    2,650,987    13.156825      34,878,572       0.00%       -9.85%
           2000 ..........     0.40%    1,408,330    17.274959      24,328,843       0.07%        4.85%

        Fidelity(R) VIP - High Income Portfolio - Service Class
           2004 ..........     0.40%      215,754     8.582499       1,851,708       8.24%        0.32%
           2003 ..........     0.40%      811,872     7.903785       6,416,862       6.94%       16.83%
           2002 ..........     0.40%      688,193     6.262835       4,310,039       9.98%       -0.04%
           2001 ..........     0.40%      899,155     6.918521       6,220,823      10.33%       -7.38%
           2000 ..........     0.40%      532,889     9.193344       4,899,032       5.16%       -5.14%

        Fidelity(R) VIP - Overseas Portfolio - Service Class
           2004 ..........     0.40%      746,978     9.716785       7,258,225       1.02%        0.79%
           2003 ..........     0.40%      799,561     7.439194       5,948,089       0.67%       10.07%
           2002 ..........     0.40%    1,703,342     8.289411      14,119,702       0.53%       -0.03%
           2001 ..........     0.40%    1,737,775     9.597940      16,679,060       4.33%      -11.66%
           2000 ..........     0.40%    1,031,409    12.785880      13,187,472       1.15%       -5.23%

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2004 ..........     0.40%    1,872,874    13.905957      26,044,105       0.25%        6.04%
           2003 ..........     0.40%    2,288,500    11.214064      25,663,385       0.35%        9.32%
           2002 ..........     0.40%    1,479,976    11.253109      16,654,331       0.65%       -0.01%
           2001 ..........     0.40%    1,221,263    11.700382      14,289,244       0.60%      -10.18%
           2000 ..........     0.40%      483,458    13.802556       6,672,956       0.30%       -1.55%

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2004 ..........     0.40%       37,552     8.338713         313,135       0.48%        1.19%
           2003 ..........     0.40%      320,465     7.188206       2,303,568       0.65%       12.65%
           2002 ..........     0.40%      566,759     7.099131       4,023,496       0.82%       -0.13%
           2001 ..........     0.40%      525,764     8.765663       4,608,670       0.23%       -8.96%
           2000 ..........     0.40%      226,104    11.216967       2,536,201       1.08%       -3.89%

        Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ..........     0.40%       66,894    12.401726         829,601       0.00%        5.36%
           2003 ..........     0.40%       22,210     9.083043         201,734       0.00%       21.28%

        Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
           2004 ..........     0.40%      350,772    12.968562       4,549,008       1.22%        3.95%
           2003 ..........     0.40%      345,976    10.172378       3,519,399       4.68%        7.37%

        Gartmore GVIT Comstock Value Fund - Class I
           2004 ..........     0.40%       29,096     9.933510         289,025       0.62%        4.63%
           2003 ..........     0.40%       71,094     8.196458         582,719       0.65%       13.02%
           2002 ..........     0.40%      181,995     8.332926       1,516,551       0.66%       -0.14%
           2001 ..........     0.40%      112,374    10.123978       1,137,672       0.67%       -8.93%
           2000 ..........     0.40%       32,417    12.681211         411,087       0.39%        1.55%

        Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2004 ..........     0.40%    1,072,546    15.929246      17,084,849       0.25%        5.53%
           2003 ..........     0.40%    1,082,556    12.576595      13,614,868       0.24%       11.74%
           2002 ..........     0.40%      756,360    12.823029       9,698,826       0.15%       -0.04%
           2001 ..........     0.40%      244,995    13.635218       3,340,560       0.29%        0.46%
           2000 ..........     0.40%       52,391    12.775205         669,306       0.36%        8.00%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Emerging Markets Fund - Class I
           2004 ..........     0.40%      167,842   $11.258247    $  1,889,607       0.05%       -1.45%
           2003 ..........     0.40%       15,462     8.047586         124,432       0.32%       15.96%
           2002 ..........     0.40%       13,072     7.999007         104,563       0.05%       -0.03%
           2001 ..........     0.40%        2,199     8.860843          19,485       0.47%        1.80%

        Gartmore GVIT Federated High Income Bond Fund - Class I
           2004 ..........     0.40%      354,838    12.455393       4,419,647       3.80%        1.56%
           2003 ..........     0.40%      803,314    11.392953       9,152,119       4.05%       13.14%
           2002 ..........     0.40%      534,019     9.746587       5,204,863       4.57%        0.00%
           2001 ..........     0.40%      200,490     9.627057       1,930,129       4.83%        2.02%
           2000 ..........     0.40%       51,294    10.153681         520,823       5.18%       -1.69%

        Gartmore GVIT Global Financial Services Fund - Class I
           2004 ..........     0.40%       77,878    12.719480         990,568       0.60%        4.48%
           2003 ..........     0.40%        1,425     9.797812          13,962       0.00%       13.39%

        Gartmore GVIT Global Health Sciences Fund - Class I
           2004 ..........     0.40%       66,486    11.996560         797,603       0.00%        5.93%
           2003 ..........     0.40%       21,289    10.490714         223,337       0.00%       26.12%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2004 ..........     0.40%      607,952     3.040308       1,848,361       0.00%        0.61%
           2003 ..........     0.40%      222,926     2.456684         547,659       0.00%       25.69%
           2002 ..........     0.40%       29,808     2.327280          69,372       0.64%       -0.32%
           2001 ..........     0.40%       10,115     4.252874          43,018       0.00%      -29.26%

        Gartmore GVIT Global Utilities Fund - Class I
           2004 ..........     0.40%        9,124    11.257158         102,710       0.52%        5.20%
           2003 ..........     0.40%        3,130     9.581880          29,991       0.13%       10.64%

        Gartmore GVIT Government Bond Fund - Class I
           2004 ..........     0.40%    3,731,772    13.908359      51,902,825       3.40%       -0.28%
           2003 ..........     0.40%    8,336,587    14.130345     117,798,850       2.01%        2.92%
           2002 ..........     0.40%    8,722,035    12.913882     112,635,331       2.37%        0.04%
           2001 ..........     0.40%    5,610,019    11.885230      66,676,366       2.76%        2.23%
           2000 ..........     0.40%    2,307,496    10.768906      24,849,208       3.41%        3.82%

        Gartmore GVIT Growth Fund - Class I
           2004 ..........     0.40%       21,074     5.854636         123,381       0.06%        2.46%
           2003 ..........     0.40%      182,355     4.961779         904,805       0.00%       14.80%
           2002 ..........     0.40%      220,001     5.033462       1,107,367       0.00%       -0.17%
           2001 ..........     0.40%      274,382     6.678422       1,832,439       0.00%      -21.48%
           2000 ..........     0.40%      164,497    11.687690       1,922,590       0.17%        0.56%

        Gartmore GVIT ID Aggressive Fund
           2004 ..........     0.40%       42,286    11.312801         478,373       0.44%        3.77%
           2003 ..........     0.40%        8,512     9.185383          78,186       0.73%       10.66%
           2002 ..........     0.40%            2     9.480599              19       0.78%       -0.05% 1/25/02

        Gartmore GVIT ID Conservative Fund
           2004 ..........     0.40%       36,862    10.842883         399,690       1.06%        0.76%
           2003 ..........     0.40%       23,692    10.388984         246,136       1.25%        3.75%
           2002 ..........     0.40%        2,188     9.991503          21,861       0.94%        0.00% 1/25/02

        Gartmore GVIT ID Moderate Fund
           2004 ..........     0.40%      174,274    11.134518       1,940,457       0.80%        2.26%
           2003 ..........     0.40%       22,615     9.804490         221,729       1.03%        7.67%
           2002 ..........     0.40%          552     9.678064           5,342       1.02%       -0.03% 1/25/02

        Gartmore GVIT ID Moderately Aggressive Fund
           2004 ..........     0.40%      110,584    11.246154       1,243,645       0.64%        3.01%
           2003 ..........     0.40%       39,835     9.460679         376,866       0.86%        9.30%

        Gartmore GVIT ID Moderately Conservative Fund
           2004 ..........     0.40%      158,190    11.028235       1,744,556       1.00%        1.37%
           2003 ..........     0.40%        8,194    10.151606          83,182       1.19%        5.67%

        Gartmore GVIT International Growth Fund - Class I
           2004 ..........     0.40%       45,532     6.639207         302,296       0.00%       -0.99%
           2003 ..........     0.40%       42,999     5.198707         223,539       0.00%        4.73%
           2002 ..........     0.40%       11,334     6.062950          68,717       0.00%       -0.08%
           2001 ..........     0.40%        7,336     7.416129          54,405       0.40%      -19.75%

        NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                              Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ----------   ----------   --------------   ----------   ---------
        Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2004 ..........     0.40%       262,094   $10.003331    $  2,621,813       0.83%        1.42%
           2003 ..........     0.40%       914,378     9.075484       8,298,423       0.86%        8.52%
           2002 ..........     0.40%       624,567     8.745233       5,461,984       1.10%       -0.09%
           2001 ..........     0.40%       425,868     9.796636       4,172,074       1.22%       -1.85%
           2000 ..........     0.40%       226,107    10.305507       2,330,147       1.66%        2.48%

        Gartmore GVIT Mid Cap Growth Fund - Class I
           2004 ..........     0.40%       125,446    10.540199       1,322,226       0.00%        6.27%
           2003 ..........     0.40%       522,645     8.682800       4,538,022       0.00%       22.19%
           2002 ..........     0.40%     1,022,503     8.622836       8,816,876       0.00%       -0.24%
           2001 ..........     0.40%       986,704    14.043826      13,857,099       0.00%      -13.94%
           2000 ..........     0.40%       351,535    20.297188       7,135,172       0.00%        4.83%

        Gartmore GVIT Money Market Fund - Class I
           2004 ..........     0.40%       420,136    11.870247       4,987,118       0.24%        0.05%
           2003 ..........     0.40%     1,140,837    11.858593      13,528,722       0.37%        0.17%
           2002 ..........     0.40%    17,481,100    11.792796     206,151,046       0.62%        0.00%
           2001 ..........     0.40%    11,769,331    11.621155     136,773,220       2.24%        2.11%
           2000 ..........     0.40%     6,089,902    11.058539      67,345,419       2.92%        2.61%

        Gartmore GVIT Money Market Fund: Class V
           2004 ..........     0.40%    10,231,688    10.053748     102,866,813       0.28%        0.09%
           2003 ..........     0.40%    15,452,724    10.035839     155,081,050       0.41%        0.21%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 ..........     0.40%       261,910     9.863075       2,583,238       0.51%        1.97%
           2003 ..........     0.40%       373,218     8.533758       3,184,952       0.42%       12.05%
           2002 ..........     0.40%       371,980     8.682331       3,229,653       0.33%       -0.06%
           2001 ..........     0.40%       322,587     9.683519       3,123,777       0.42%       -8.07%
           2000 ..........     0.40%       135,343    11.146280       1,508,571       0.28%        3.16%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2004 ..........     0.40%         1,294    10.960378          14,183       0.00%        4.11%
           2003 ..........     0.40%         2,443     9.003524          21,996       0.25%        6.81%

        Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2003 ..........     0.40%        35,352     7.714665         272,729       0.04%       14.54%
           2002 ..........     0.40%        59,212     7.711336         456,604       0.00%       -0.15%
           2001 ..........     0.40%        40,192     9.340562         375,416       0.29%       -0.66%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2004 ..........     0.40%       302,174    13.911682       4,203,749       0.00%        3.26%
           2003 ..........     0.40%       298,179    11.646475       3,472,734       0.00%       15.61%
           2002 ..........     0.40%       304,830    12.184600       3,714,232       0.00%       -0.20%
           2001 ..........     0.40%       144,088    16.178351       2,331,106       0.00%       -5.24%
           2000 ..........     0.40%        11,805    21.463633         253,378       0.00%        4.97%

        Gartmore GVIT Small Cap Value Fund - Class I
           2004 ..........     0.40%     1,131,306    18.440974      20,862,385       0.00%        5.24%
           2003 ..........     0.40%     1,437,778    13.350743      19,195,405       0.00%       19.03%
           2002 ..........     0.40%     1,331,261    13.524923      18,005,203       0.00%       -0.13%
           2001 ..........     0.40%       341,516    15.824999       5,404,490       0.00%       30.77%
           2000 ..........     0.40%        97,633    12.104291       1,181,778       0.00%       10.79%

        Gartmore GVIT Small Company Fund - Class I
           2004 ..........     0.40%     2,201,110    16.142134      35,530,613       0.00%        6.60%
           2003 ..........     0.40%     2,632,843    12.394265      32,632,154       0.00%       14.96%
           2002 ..........     0.40%     2,148,578    12.500340      26,857,956       0.00%       -0.05%
           2001 ..........     0.40%     1,184,106    13.873709      16,427,942       0.11%       -1.54%
           2000 ..........     0.40%       225,026    13.954146       3,140,046       0.03%        7.41%

        Gartmore GVIT Turner Growth Focus Fund - Class I
           2003 ..........     0.40%        28,741     2.669708          76,730       0.00%       21.87%
           2002 ..........     0.40%        11,356     2.490519          28,282       0.00%       -0.35%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2004 ..........     0.40%         3,670    12.711526          46,651       0.00%        2.25%
           2003 ..........     0.40%        34,478    10.408403         358,861       0.00%       26.86%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
           2004 ..........     0.40%      445,056   $13.065587     $ 5,814,918       2.15%       -0.71%
           2003 ..........     0.40%    1,028,204    12.667956      13,025,243       2.90%        7.50%
           2002 ..........     0.40%      702,160    11.241499       7,893,331       2.29%        0.02%
           2001 ..........     0.40%    1,590,910    10.694913      17,014,644       3.02%        0.56%
           2000 ..........     0.40%      934,744    10.336948       9,662,400       3.53%        2.28%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2004 ..........     0.40%        3,910     8.918978          34,873       0.00%       -1.27%
           2003 ..........     0.40%       60,258     7.284218         438,932       0.00%        9.27%
           2002 ..........     0.40%       82,530     8.444777         696,947       1.50%       -0.06%
           2001 ..........     0.40%    1,390,096     9.486334      13,186,915       1.07%      -14.48%
           2000 ..........     0.40%      862,139    12.596704      10,860,110       1.01%       -0.83%

        Goldman Sachs VIT - Mid Cap Value Fund
           2004 ..........     0.40%      790,634    13.916009      11,002,470       0.00%       10.18%
           2003 ..........     0.40%      502,775    10.693627       5,376,488       0.00%        8.27%

        Janus AS - Balanced Portfolio - Service Shares
           2004 ..........     0.40%      425,384    11.545563       4,911,298       0.74%        1.59%
           2003 ..........     0.40%      187,998    10.625633       1,997,598       2.35%        5.90%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2004 ..........     0.40%    1,126,852     6.764858       7,622,994       0.00%        5.59
           2003 ..........     0.40%    2,058,405     5.799687      11,938,105       0.16%        8.41%
           2002 ..........     0.40%    1,966,676     5.926919      11,656,329       0.21%       -0.07%
           2001 ..........     0.40%    1,454,253     7.075945      10,290,214       0.75%      -13.77%
           2000 ..........     0.40%      108,534     9.661261       1,048,575       0.09%       -3.39% 1/27/00

        Janus AS - Global Technology Portfolio - Service Shares
           2004 ..........     0.40%      377,088     3.477442       1,311,302       0.00%       -1.05%
           2003 ..........     0.40%      661,712     2.842980       1,881,234       0.00%       18.02%
           2002 ..........     0.40%      710,158     2.874473       2,041,330       0.00%       -0.30%
           2001 ..........     0.40%      536,089     4.846864       2,598,350       0.64%      -26.09%
           2000 ..........     0.40%      169,582     9.793559       1,660,811       0.00%       -2.06% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2004 ..........     0.40%    1,945,688     6.168471      12,001,920       0.48%       -0.97%
           2003 ..........     0.40%    2,355,526     4.933199      11,620,279       0.90%        6.12%
           2002 ..........     0.40%    3,037,681     5.511040      16,740,781       0.36%       -0.12%
           2001 ..........     0.40%    1,655,786     6.948904      11,505,898       0.62%      -15.70%
           2000 ..........     0.40%       93,205    10.121953         943,417       0.00%        1.22% 1/27/00

        Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2004 ..........     0.40%       34,434    13.199478         454,511       0.00%        5.35%
           2003 ..........     0.40%       31,616    10.796923         341,356       0.00%        7.35%

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2004 ..........     0.40%      261,642    10.563694       2,763,906       0.00%        4.01%
           2003 ..........     0.40%      550,164     8.806236       4,844,874       0.00%       13.79%
           2002 ..........     0.40%      954,613     9.363567       8,938,583       0.62%       -0.11%
           2001 ..........     0.40%      251,882    10.917855       2,750,011       0.34%        1.39%
           2000 ..........     0.40%       31,859    11.067843         352,610       0.53%        3.53%

        Neuberger Berman AMT - Mid Cap Growth Portfolio
           2004 ..........     0.40%      425,310    11.536894       4,906,756       0.00%        7.29%
           2003 ..........     0.40%    1,259,728     9.439417      11,891,098       0.00%       11.97%
           2002 ..........     0.40%    1,911,843     9.900924      18,929,012       0.00%       -0.17%
           2001 ..........     0.40%    1,413,734    13.794987      19,502,442       0.00%      -13.56%
           2000 ..........     0.40%      444,906    19.491297       8,671,795       0.00%       12.57%

        Neuberger Berman AMT - Partners Portfolio
           2004 ..........     0.40%      265,296    10.364188       2,749,578       0.00%        5.18%
           2003 ..........     0.40%      316,095     8.604130       2,719,722       0.00%       17.49%
           2002 ..........     0.40%      309,821     8.722515       2,702,418       0.48%       -0.10%
           2001 ..........     0.40%      278,967     9.931453       2,770,548       0.35%       -0.84%
           2000 ..........     0.40%      106,476     9.911052       1,055,289       0.75%       -0.74%

        One Group(R) IT - Mid Cap Growth Portfolio
           2004 ..........     0.40%      101,276    13.441481       1,361,299       0.00%        5.40%
           2003 ..........     0.40%       99,480    11.174196       1,111,609       0.00%       10.96%

        NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                             Contract                                             Investment
                              Expense                  Unit         Contract        Income       Total
                               Rate*      Units     Fair Value   Owners' Equity      Ratio**   Return***
                             --------   ---------   ----------   --------------   ----------   ---------
        One Group(R) IT - Mid Cap Value Portfolio
           2004 ..........     0.40%       33,134   $13.934744     $   461,714       0.55%        6.21%
           2003 ..........     0.40%       45,925    10.818213         496,826       0.63%        9.03%

        Oppenheimer VA Aggressive Growth Fund - Initial Class
           2004 ..........     0.40%    1,421,634    10.595376      15,062,747       0.00%        9.86%
           2003 ..........     0.40%    2,525,449     8.750352      22,098,568       0.00%       13.49%
           2002 ..........     0.40%    2,550,591     8.854359      22,583,848       0.61%       -0.17%
           2001 ..........     0.40%    2,065,019    11.409356      23,560,537       0.89%      -27.14%
           2000 ..........     0.40%      557,988    21.426999      11,956,008       0.00%       20.97%

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ..........     0.40%    4,614,066    12.631438      58,282,289       0.31%        2.17%
           2003 ..........     0.40%    4,598,947    10.632110      48,896,510       0.43%       12.15%
           2002 ..........     0.40%    3,549,322    10.494866      37,249,659       0.53%       -0.19%
           2001 ..........     0.40%    2,126,632    14.187344      30,171,260       0.61%       -5.07%
           2000 ..........     0.40%      386,244    16.423157       6,343,346       0.12%        9.20%

        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ..........     0.40%    1,723,768     9.555137      16,470,839       1.24%        3.13%
           2003 ..........     0.40%    1,673,816     7.251685      12,137,986       0.86%       11.49%
           2002 ..........     0.40%    1,337,566     7.769503      10,392,223       0.47%       -0.07%
           2001 ..........     0.40%      691,996     8.753305       6,057,252       0.41%       -8.56%

        Oppenheimer VA Main(R) Street Fund - Initial Class
           2004 ..........     0.40%      855,424     9.206659       7,875,597       0.83%        2.37%
           2003 ..........     0.40%    1,090,820     7.847273       8,559,962       1.02%       10.13%
           2002 ..........     0.40%      664,669     8.174538       5,433,362       0.67%       -0.07%
           2001 ..........     0.40%      512,455     9.241561       4,735,884       0.50%       -6.14%
           2000 ..........     0.40%      183,442    10.835167       1,987,625       0.36%       -0.01%

        PIMCO VIT - Low Duration Portfolio - Administrative Shares
           2004 ..........     0.40%    1,234,316    10.399750      12,836,578       0.50%        0.19%
           2003 ..........     0.40%      340,516    10.408655       3,544,314       1.05%        2.22%

        PIMCO VIT - Real Return Portfolio - Administrative Shares
           2004 ..........     0.40%      636,732    11.465771       7,300,623       0.35%        2.09%
           2003 ..........     0.40%      518,169    11.042000       5,721,622       2.67%        6.60%

        PIMCO VIT - Total Return Portfolio - Administrative Shares
           2004 ..........     0.40%    2,405,970    10.825098      26,044,861       0.88%        0.19%
           2003 ..........     0.40%    2,297,160    10.770182      24,740,831       1.58%        4.29%

        Pioneer High Yield VCT Portfolio - Class I Shares
           2004 ..........     0.40%      418,108    13.708009       5,731,428       2.78%        0.08%
           2003 ..........     0.40%       91,125    12.530969       1,141,885       4.01%       20.99%

        Royce Capital Fund - Royce Micro-Cap Portfolio
           2004 ..........     0.40%      912,626    15.862163      14,476,222       0.00%        5.66%
           2003 ..........     0.40%      282,263    11.796301       3,329,659       0.00%       16.74%

        Strong Opportunity Fund II, Inc.
           2004 ..........     0.40%    1,065,380    10.203326      10,870,419       0.00%        8.58%
           2003 ..........     0.40%    1,916,906     7.982763      15,302,206       0.00%       15.92%
           2002 ..........     0.40%    1,788,499     7.999154      14,306,479       0.00%       -0.15%
           2001 ..........     0.40%      743,632     9.835165       7,313,743       0.09%       -0.16%

        T. Rowe Price Equity Income Portfolio II
           2004 ..........     0.40%    1,657,080    13.133911      21,763,941       0.60%        4.13%
           2003 ..........     0.40%      709,234    11.051965       7,838,429       0.96%        9.24%

        T. Rowe Price Mid Cap Growth Fund II
           2004 ..........     0.40%      851,752    15.125082      12,882,819       0.00%        7.35%
           2003 ..........     0.40%      150,890    12.067409       1,820,851       0.00%       17.80%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ..........     0.40%       62,958    10.340373         651,009       0.55%       -2.53%
           2003 ..........     0.40%      192,928     7.611491       1,468,470       0.12%       10.19%
           2002 ..........     0.40%      149,791     7.615025       1,140,662       0.16%        0.07%
           2001 ..........     0.40%       87,569     7.236408         633,685       0.00%       -0.92%
           2000 ..........     0.40%       54,197    11.026051         597,579       0.00%      -12.59%

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                            Investment
                                  Expense                 Unit         Contract        Income          Total
                                   Rate*     Units     Fair Value   Owners' Equity     Ratio**       Return***
                                 --------   -------    ----------   --------------   ----------   ---------------
        Van Eck WIT - Worldwide Hard Assets Fund
           2004 ..............     0.40%    118,090    $11.721807   $    1,384,228      0.35%       2.91%
           2003 ..............     0.40%     66,689      8.405896          560,581      0.50%       6.43%
           2002 ..............     0.40%     23,216      8.905692          206,755      0.58%       0.09%
           2001 ..............     0.40%     41,941      8.820502          369,941      0.96%      -3.60%
           2000 ..............     0.40%      2,016      8.552782           17,242      1.11%       3.72%

        Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2004 ..............     0.40%    250,406     14.193935        3,554,246      0.00%      -3.40%
           2003 ..............     0.40%    199,668     13.534279        2,702,362      0.00%      17.31%
           2002 ..............     0.40%    146,488     10.600221        1,552,805      0.00%       0.00%
           2001 ..............     0.40%     69,006     10.113332          697,881      0.00%       4.57%
           2000 ..............     0.40%     26,949      9.266834          249,732      0.00%       6.30%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2004 ..............     0.40%     64,658      6.379741          412,501      0.00%       8.00%
           2003 ..............     0.40%    199,427      4.953343          987,830      0.00%      18.40%
           2002 ..............     0.40%    266,098      4.966341        1,321,533      0.00%      -0.19%
           2001 ..............     0.40%     74,898      7.157233          536,062      0.00%     -17.41%

        Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2004 ..............     0.40%    699,204     17.360528       12,138,551      0.00%       6.98%
           2003 ..............     0.40%    726,418     13.484881        9,795,660      0.00%      13.81%
           2002 ..............     0.40%    578,538     13.215439        7,645,634      0.00%       0.10%
           2001 ..............     0.40%    290,549     11.822324        3,434,964      0.00%       7.86%
           2000 ..............     0.40%     31,026      9.800269          304,063      4.24%      14.05% 9/21/00
                                                                    --------------
     Contract Owners' Equity Total By Year

           2004 .................................................   $3,284,312,272
                                                                    ==============
           2003 .................................................   $2,705,040,626
                                                                    ==============
           2002 .................................................   $2,222,910,901
                                                                    ==============
           2001 .................................................   $1,823,161,461
                                                                    ==============
           2000 .................................................   $1,022,780,309
                                                                    ==============

* This represents the annual contract expense rate of the variable account and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company